iShares Dow Jones Series

iShares Cohen & Steers Series





ANNUAL REPORT
April 30, 2001








i Shares                                                 The way you invest now.
  ------
  BARCLAYS GLOBAL INVESTORS                                         Only better.

TABLE OF CONTENTS

Shareholder Letter................................................................................    1
Market Overview...................................................................................    3
Managers' Discussion & Analysis...................................................................    4
Schedules of Investments..........................................................................   36
   iShares Dow Jones U.S. Total Market Index Fund.................................................   36
   iShares Dow Jones U.S. Basic Materials Sector Index Fund.......................................   56
   iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund.....................................   57
   iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund.................................   61
   iShares Dow Jones U.S. Energy Sector Index Fund................................................   63
   iShares Dow Jones U.S. Financial Sector Index Fund.............................................   65
   iShares Dow Jones U.S. Healthcare Sector Index Fund............................................   69
   iShares Dow Jones U.S. Industrial Sector Index Fund............................................   72
   iShares Dow Jones U.S. Technology Sector Index Fund............................................   76
   iShares Dow Jones U.S. Telecommunications Sector Index Fund....................................   81
   iShares Dow Jones U.S. Utilities Sector Index Fund.............................................   82
   iShares Dow Jones U.S. Chemicals Index Fund....................................................   84
   iShares Dow Jones U.S. Financial Services Index Fund...........................................   85
   iShares Dow Jones U.S. Internet Index Fund.....................................................   87
   iShares Dow Jones U.S. Real Estate Index Fund..................................................   88
   iShares Cohen & Steers Realty Majors Index Fund................................................   89
Financial Statements..............................................................................   90
Financial Highlights..............................................................................  102
Notes to the Financial Statements.................................................................  106
Report of Independent Accountants.................................................................  115
Tax Information (Unaudited).......................................................................  116
Supplemental Information (Unaudited)..............................................................  117

                      THIS PAGE INTENTIONALLY LEFT BLANK

To Our Shareholders

The iShares(r) Funds' annual period ended April 30, 2001 was one of continued market volatility. Significant events during this period include:

 .    The Federal Reserve Board (the "Fed") raised rates 0.50% at its May 16,
     2000 meeting. This increase was the sixth in 12 months and brought the federal funds rate to 6.5%.

 .    The Fed lowered rates four times in the first four months of 2001. The
     Fed's first cut, on January 3, 2001, surprised the markets by occurring outside of a regularly scheduled meeting of the Federal Open Market Committee (FOMC).

 .    The price of crude oil rose to $37.20 a barrel in September 2000, the highest level since November of 1990.

 .    The euro sank to a 21-month low in September since its introduction in
     January 1999.

 .    For the first time in modern history, the U.S. presidential election failed to produce a clear winner for more than a month.

 .    The Nasdaq experienced its worst first quarter performance in history in
     2001.

As you read through this report and review the performance of the Funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one Fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

We trust that the Funds are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares Funds as part of your long-term investment program. iShares Funds offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.


iShares Funds                                                         June 2001



--------------------------------------------------------------------------------
iShares Shareholder Letter                                                page 1

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

After a bumpy ride, U.S. equity markets overall delivered poor returns for the year ending April 30, 2001. During the period, concerns about the economy and the potential for future earnings growth sparked extreme levels of volatility and eventually dragged markets down.

Performance diverged widely among sectors. In general, "old economy" companies fared well, while "new economy" companies and those with exposure to European markets languished. Not surprisingly, the utilities sector posted the strongest returns, rising 30.94% for the twelve month period ended April 30, 2001, as measured by the Dow Jones U.S. Utilities Sector Index. During the same period, the energy and financial sectors also logged healthy gains, returning 22.19% and 21.17%, respectively, as measured by the Dow Jones U.S. Energy Sector Index and the Dow Jones U.S. Financial Sector Index. At the other extreme, Internet stocks were the performance laggards, losing 70.78% as measured by the Dow Jones U.S. Internet Sector Index. The technology and telecommunications sectors as measured by the Dow Jones U.S. Technology Sector Index and the Dow Jones U.S. Telecommunications Sector Index dropped 49.68% and 32.31%, respectively, for the twelve-month period.

Interest rate concerns dominated many investors' attention at the beginning of the period. On May 16, 2000, the Federal Reserve Board (the "Fed") instituted its sixth interest rate hike in 12 months amid continued signs of an overheated economy. However, as the year unfolded and the economic landscape moved from an inflationary environment to one of sluggish growth, this would prove to be the last interest rate increase for the period. As economic conditions changed, many investors' worries went from fears of an economy that was growing too rapidly to fears of one that was growing too slowly. The Fed reversed its stance from raising interest rates in an effort to stem inflation to cutting rates in an effort to stimulate growth.

By the end of May, economic figures began to reveal signs of a slowing economy. Lower durable goods orders and new home sales suggested that the economy might be approaching the Fed's desired "soft landing", and the Fed chose to leave rates unchanged at its June meeting. August brought economic reports that suggested lower inflation: U.S. factory orders (excluding transportation equipment) had fallen 4.8% in July, compared with a 0.5% increase in June. As the summer progressed, economic data continued to point to a slowing economy. A drop in durable goods orders and an increase in jobless claims in July suggested that the demand for workers and goods was slowing enough to relieve inflationary pressures. The positive data led to another pause in Fed tightening, and markets welcomed the news with a strong rally.

With concerns about inflation apparently behind them, investors began to focus on new areas for worry. The price of crude oil, which had been climbing during the year, reached a 10-year high of $37.20 a barrel in September. At the same time, the euro dipped to an all-time low since its introduction in January 1999. Many investors' concerns about the impact that these factors would have on corporate earnings were realized as industry leaders announced that they would fail to meet earnings expectations. Investors began to shift from growth stocks, particularly technology companies, to shares of more value-oriented stocks. By December 2000, worries that the economy was heading for a recession began to mount. Economic news suggested that the economy's growth rate had slowed from 5.0% in the first half of the year to less than 2.5% in the second half.

In January, the Consumer Confidence Index plunged to its lowest level in four years. In response, the Fed cut rates twice during the month of January, by a total of one percent. Markets welcomed the Fed's actions with a rally, but resumed their decline in February when a new wave of earnings disappointments and profit warnings emerged. Announcements of job cuts also helped to drive markets lower through the quarter. In March, the Fed lowered rates an additional 0.50%. Investors, however, responded negatively to the 0.50% cut, hoping for a more aggressive 0.75% cut. Markets reflected the poor investor sentiment during the quarter: the S&P 500 Index logged its worst first quarter in 23 years. Finally, an additional 0.50% rate cut on April 18, the fourth in as many months, appeared to elicit a positive response from markets. Stocks rallied across the board, and the Dow Jones Composite Index gained 8.33% for the month.



-------------------------------------------------------------------------------
iShares Market Overview                                                   page 3

Managers' Discussion & Analysis


                iShares Dow Jones U.S. Total Market Index Fund
                           Performance as of 4/30/01

-----------------------------------------------------------------------------------------------------------------------------
                                                           Total Returns
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              Inception to April 30, 2001
                                                                                     ----------------------------------------
                     Fund                                  Inception Date             Index           Market*     NAV**
                     ----                                  --------------             -----           -------     -----
 iShares Dow Jones U.S. Total Market Index Fund                06/12/00              (13.09)%         (14.22)%   (13.20)%
-----------------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)

**   Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.


                                                 Top 10 Index Holdings
                                                 ---------------------

        General Electric Co.                                               3.9%
        Microsoft Corp.                                                    2.6%
        Exxon Mobil Corp.                                                  2.5%
        Pfizer Inc.                                                        2.2%
        Citigroup Inc.                                                     2.1%
        AOL Time Warner Inc.                                               1.7%
        International Business Machines Corp.                              1.6%
        Intel Corp.                                                        1.6%
        Merck & Co. Inc.                                                   1.4%
        American International Group Inc.                                  1.3%


The iShares Dow Jones U.S. Total Market Index Fund seeks to track the Dow Jones U.S. Total Market Index. For the period since its inception on June 12, 2000 through April 30, 2001 (the ``reporting period''), the Fund declined 13.20%. During the same period, the Index declined 13.09%.

During the course of the reporting period, market sentiment shifted from one of inflationary concern against a backdrop of high interest rates to fears of recession amid falling rates. From the Fund's inception through September, markets experienced considerable month-to-month volatility. Throughout the period, market performance was a barometer of many investors' confidence level about the state of the U.S. economy, and stock prices rose and sank in response to the most recent economic reports. By the end of September, the effects of global economic events--higher domestic interest rates, a declining European currency, and increasing oil prices--combined to put downward pressure on markets and create fears about the prospects for future economic growth in the U.S.


--------------------------------------------------------------------------------
page 4                                                                   iShares

By the fourth quarter of 2000, many investors began to worry about the prospects for future corporate growth in a higher interest rate environment. The uncertainty surrounding oil prices and the euro contributed to investor apprehension about corporate earnings potential. Technology companies and those companies with exposure to European markets fell out of favor as many investors turned to more defensive "old economy" stocks.

Throughout the remainder of the year and into the first quarter of 2001, companies--particularly those in the technology sector--announced earnings warnings at a rapid pace. The Federal Reserve Board (the "Fed") responded quickly and aggressively to signs of a deteriorating economy by lowering rates three times during the first quarter of 2001, but these cuts did little to boost the markets.

Index performance was hindered by technology holdings during the reporting period. At 18.10% of the Index as of April 30, 2001, technology represented the largest sector of the Index, and as a group fell 45.20% for the period from May 15 to April 30. During the period from May 31, 2000 to April 30, 2001, the Index's second largest holding, Microsoft (2.55% of the Index as of April 30, 2001), fell 15.31%, and its eighth largest holding, Intel Corp. (1.61% of the Index at April 30) tumbled 53.70%. On an absolute basis, the Index's biggest losers were PSINET Inc. and Kana Communications, which were down 99.25% and 97.96%, respectively. However, the Index's second largest sector weighting, financial stocks (representing 17.81% of the Index as of April 30) fared better, returning 21.17% for the year ended April 30, 2001. During the eleven-month period ended April 30, 2001, Citigroup (2.05% of the Index) climbed 9.61%. Positive contributors also included the third largest holding Exxon Mobil Corp. (2.52% of the Index), which gained 14.62%. Top absolute performers included biotech company Scios Inc. and retailer American Eagle Outfitters (each 0.01% of the Index as of April 30, 2001), which were up 383.73% and 298.79%, respectively.

                IShares Dow Jones U.S. Total Market Index Fund
                         Growth of $10,000 Investment

                                 $10,000                    $10,000
Jun-00                           $10,104                    $10,108
Jul-00                            $9,920                     $9,925
Aug-00                           $10,644                    $10,652
Sep-00                           $10,145                    $10,154
Oct-00                            $9,994                    $10,003
Nov-00                            $9,041                     $9,047
Dec-00                            $9,184                     $9,193
Jan-01                            $9,516                     $9,522
Feb-01                            $8,607                     $8,615
Mar-01                            $8,013                     $8,022
Apr-01                            $8,680                     $8,690

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                   page 5

Managers' Discussion & Analysis


           iShares Dow Jones U.S. Basic Materials Sector Index Fund
                           Performance as of 4/30/01


----------------------------------------------------------------------------------------------------------------------
                                                        Total Returns
 ---------------------------------------------------------------------------------------------------------------------
                                                                                         Inception to April 30, 2001
                                                                                       -------------------------------
                          Fund                                       Inception Date     Index     Market*    NAV**
                          ----                                       --------------     -----     -------    -----
 iShares Dow Jones U.S. Basic Materials Sector Index Fund                06/12/00        11.08%    14.32%     10.80%

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)

**   Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.



                                                 Top 10 Index Holdings
                                                 ---------------------

        Du Pont (E.I) de Nemours                                          18.2%
        Alcoa Inc.                                                        13.8%
        Dow Chemical Co.                                                  11.6%
        International Paper Co.                                            7.3%
        Weyerhaeuser Co.                                                   4.7%
        Air Products & Chemicals Inc.                                      3.8%
        Praxair Inc.                                                       2.9%
        Georgia-Pacific Corp.                                              2.8%
        Avery Dennison Corp.                                               2.4%
        Rohm & Haas Co. "A"                                                2.0%


The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks to track the Dow Jones U.S. Basic Materials Sector Index. For the period since its inception on June 12, 2000 through April 30, 2001 (the "reporting period"), the Fund returned 10.80%. During the same period, the Index returned 11.08%.

Companies of basic materials shares tended to struggle during the first half of the reporting period. Three primary factors, slowing economic conditions, rising oil prices, and decreased corporate earnings estimates, weighed on global markets during the period. Many investors grew apprehensive about the potential for future growth in this market. Those companies that were the most sensitive to the state of the economy, including basic materials companies, suffered. Within the sector, companies that depend on oil and natural gas were hit particularly hard, as the prices for these resources continued to rise.


--------------------------------------------------------------------------------
page 6                                                                   iShares

During the fourth quarter of 2000, however, basic materials shares as a group rebounded. Signs of a slowing economy led many investors to anticipate that the Federal Reserve Board (the "Fed") would cut interest rates. In addition, many investors began to retreat from their growth-oriented stocks to the relative safety of value stocks. Basic materials shares benefited from both of these factors, logging strong returns for the fourth quarter of 2000.

Despite this turnaround, basic materials stocks continued to struggle during the first quarter of 2001, driven down by a slowing global economy and weak prospects for corporate revenue growth. As with other sectors, many basic materials companies announced lower-than-expected earnings, and their share prices fell in response. In April, a surprise interest rate cut by the Fed brought relief to markets, and the Dow Jones U.S. Basic Materials Sector Index rose 9.10% for the month of April alone.

In terms of Index performance, paper companies and forest products companies were some of the biggest contributors to the positive performance during the reporting period. These companies' share prices rose during the fourth quarter of 2000 in particular, when value-seeking investors bought up depressed stocks in this group. For the ten-month period ended April 30, 2001, top ten Index holdings International Paper Company (7.28% of the Index as of April 30) and Weyerhaeuser (4.68% of the Index) gained 34.31% and 34.81%, respectively. On an absolute basis, Wausau-Mosinee Paper Corp. was one of the biggest winners, returning 66.10%. Forest Products company Georgia-Pacific Corporation (2.82% of the Index) returned 25.49% during the same period. Aluminum company Alcoa (13.84% of the Index at April 30), rose 44.53%. On the negative side, paperboard company Caraustar Industries, representing 0.08% of assets, was the Index laggard, declining 44.69%. Also included in negative performers were Macdermid Inc. and Newmont Mining (0.15% and 1.18% of the Index), which fell 26.24% and 15.25%, respectively, for the ten-month period ended April 30, 2001.

           IShares Dow Jones U.S. Basic Materials Sector Index Fund
                         Growth of $10,000 Investment

                                 $10,000                       $10,000
Jun-00                            $9,312                        $9,310
Jul-00                            $9,434                        $9,438
Aug-00                            $9,598                        $9,606
Sep-00                            $8,626                        $8,637
Oct-00                            $9,614                        $9,631
Nov-00                            $9,436                        $9,437
Dec-00                           $10,840                       $10,853
Jan-01                           $10,589                       $10,607
Feb-01                           $10,594                       $10,616
Mar-01                           $10,156                       $10,182
Apr-01                           $11,079                       $11,108

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                   page 7

Managers' Discussion & Analysis

          iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
                           Performance as of 4/30/01

------------------------------------------------------------------------------------------------------------------------
                                             Total Returns
------------------------------------------------------------------------------------------------------------------------

                                                                                        Inception to April 30, 2001
                                                                                     -----------------------------------
                    Fund                                         Inception Date       Index       Market*     NAV**
                    ----                                         --------------       -----       -------     -----
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund           06/12/00         1.36%        0.07%      0.98%
------------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/20/00)

**  Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.



                                                    Top 10 Index Holding
                                                    --------------------
        AOL Time Warner Inc.                                              12.5%
        Wal-Mart Stores Inc.                                               8.6%
        Home Depot Inc.                                                    6.5%
        Viacom Inc. "B"                                                    4.6%
        Walt Disney Co. (The)                                              3.8%
        Ford Motor Company                                                 3.2%
        Walgreen Co.                                                       2.6%
        Comcast Corp. "A"                                                  2.4%
        AT&T - Liberty Media Group "A"                                     2.3%
        McDonald's Corp.                                                   2.2%

The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks to track the Dow Jones U.S. Consumer Cyclical Sector Index. The Fund posted a 0.98% gain for the period since its inception, June 12, 2000, through April 30, 2001 (the "reporting period"). The Index returned 1.36% during the same period.

Consumer companies suffered at the beginning of the period as retail spending fell sharply. A 0.50% interest rate hike in May, the sixth increase in 12 months, combined with a late Easter and unusual weather swings to produce a disappointing summer for many retailers. In September, the euro sank to a 21-month low, and crude oil prices soared to $37.20 a barrel, the highest level since November 1990. The volatility of the stock market and October's economic slowdown led some consumers to shift their spending away from retail and leisure towards gas and electricity.

Concerns about oil prices, inflation, corporate profit warnings and a possible recession plagued the markets throughout November and December. Uncertainty surrounding the U.S. Presidential election also contributed to the bearish atmosphere. The technology sector,


--------------------------------------------------------------------------------
page 8                                                                   iShares
which had soared earlier in the year 2000 fell sharply, dragging down the major indices. However, traditionally defensive markets such as pharmaceuticals, beverages and food production benefited from the technology sell-off. The economy continued to lag throughout the first quarter of 2001, despite interest rate cuts in January and March. Further rate cuts and a broad market rally at the end of April contributed to hopes that the worst may be over.

Stock performance within the sector reflected the broader market. Technology and media companies turned in poor performances, while "old economy" stocks posted positive returns. AOL Time Warner and Viacom Class B, the Index's largest and fourth largest holdings as of April 30, 2001, lost 4.15% and 23.65%, respectively, from June 30, 2000 to the end of the reporting period. Ford Motor, 3.22% of the Index at April 30, 2001, overcame negative reactions to the recall of Firestone tires to turn in a 20.06% gain from June 30 to April 30, 2001. Walgreen Co. (2.60% of the Index at April 30, 2001) increased 33.26% from June 30 to the end of the period. The slowing U.S. economy took its toll on large retailers. Wal-Mart (8.56% of the Index at April 30, 2001) lost 9.87%. Home Depot (6.53% of the Index at April 30, 2001) sank 5.42% from June to April. Technology companies comprised nine out of the Index's ten worst performing stocks. However, these stocks accounted for a very small percentage of the Index's holdings.

          iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
                         Growth of $10,000 Investment

                                 $10,000                    $10,000
Jun-00                           $10,101                    $10,101
Jul-00                           $10,012                    $10,013
Aug-00                            $9,928                     $9,934
Sep-00                            $9,769                     $9,780
Oct-00                            $9,713                     $9,729
Nov-00                            $9,037                     $9,055
Dec-00                            $9,334                     $9,355
Jan-01                           $10,443                    $10,469
Feb-01                            $9,770                     $9,798
Mar-01                            $9,297                     $9,329
Apr-01                           $10,099                    $10,138

Past performance is no guarantee of future results.

______________________________________________________________________________
iShares Managers' Discussion & Analyses                                 page 9

Managers' Discussion & Analysis

        iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
                           Performance as of 4/30/01

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                                                     Inception to April   30, 2001
                                                                                     -----------------------------
                Fund                                             Inception Date        Index     Market*    NAV**
                ----                                             --------------        -----     -------    -----
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund      06/12/00           0.80%     (1.38)%    0.06%
------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                             Top 10 Index Holdings
                             ---------------------

          Philip Morris Companies Inc.                               13.7%
          Coca-Cola Co.                                              12.2%
          Procter & Gamble Co.                                        9.7%
          PepsiCo Inc.                                                7.8%
          Anheuser-Busch Companies Inc.                               4.5%
          Colgate-Palmolive Co.                                       4.0%
          Kimberly-Clark Corp.                                        4.0%
          Safeway Inc.                                                3.4%
          Gillette Co.                                                3.4%
          Sysco Corp.                                                 2.4%

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund posted a return of 0.06% for the period since its inception, June 12, 2000, through April 30, 2001 (the "reporting period"). The Fund seeks to track the Dow Jones U.S. Consumer Non-Cyclical Sector Index, which returned 0.80% during the same period.

"Old economy" consumer staple companies fell in and out of favor in the first half of the period, as investor concerns over "new economy" growth stocks waxed and waned. In September, the euro sank to a 21-month low at $.85 to the dollar, hurting consumer companies with heavy European exposure. Concerns about oil prices, inflation, and corporate profit warnings and a possible recession sparked an economic slowdown in October that continued throughout November and December. Uncertainty surrounding the U.S. Presidential election also contributed to the bearish atmosphere. As many investors shifted away from technology companies, defensive sectors, such as pharmaceuticals, beverages, food producers and retailers, benefited. The economy continued to lag throughout the first quarter of 2001, despite interest rate cuts in January and March. Further rate cuts and a broad market rally at the end of April left many investors more optimistic at the end of the period.

________________________________________________________________________________
  page 10                                                               i Shares

The Dow Jones U.S. Consumer Non-Cyclical Sector reflected trends in the overall market, with technology stocks generally turning in losses and value stocks posting gains. Philip Morris, the Fund's largest holding as of April 30, 2001, drove the Fund up with its 96.79% gain for the period from June 30, 2000 to April 30, 2001. Procter & Gamble, the number three security in the Index at 9.69% of the assets as of April 30, 2001, fell sharply earlier in the period after announcing a major restructuring, including a new CEO. However, the company rebounded and returned 7.18% by the end of the period. Kimberly-Clark (3.96% of the Index as of April 30, 2001) had good pricing power, which enabled it to turn in a 4.84% gain for the period from June to April even with a slow economy. All ten of the Index's worst performing stocks fell into the technology category, including Priceline.com and Yahoo! Inc., which from June 30, 2000 to April 30, 2001 lost 87.23% and 83.71%, respectively. Combined, these ten companies only comprised 1.23% of the Index.


        iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
                         Growth of $10,000 Investment

                              $10,000                      $10,000
Jun-00                        $10,066                      $10,068
Jul-00                         $9,935                       $9,948
Aug-00                         $9,970                       $9,986
Sep-00                         $9,923                       $9,945
Oct-00                        $10,452                      $10,478
Nov-00                        $10,366                      $10,398
Dec-00                        $10,632                      $10,669
Jan-01                        $10,497                      $10,567
Feb-01                        $10,529                      $10,604
Mar-01                        $10,035                      $10,104
Apr-01                        $10,008                      $10,079

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                  page 11

Managers' Discussion & Analysis

                iShares Dow Jones U.S. Energy Sector Index Fund
                           Performance as of 4/30/01

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                                             Inception to April 30, 2001
                                                                             ---------------------------
                      Fund                              Inception Date       Index     Market*     NAV**
                      ----                              --------------       -----     ------      -----
iShares Dow Jones U.S. Energy Sector Index Fund             06/12/00         13.27%    11.37%     13.13%
---------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                             Top 10 Index Holdings
                             ---------------------

          Exxon Mobil Corp.                                  38.2%
          Chevron Corp.                                       7.8%
          Texaco Inc.                                         4.9%
          Schlumberger Ltd.                                   4.7%
          El Paso Corp.                                       3.9%
          Halliburton Co.                                     2.4%
          Williams Companies Inc.                             2.3%
          Anadarko Petroleum Corp.                            2.0%
          Transocean Sedco Forex Inc.                         2.0%
          Conoco Inc.                                         1.7%

The iShares Dow Jones U.S. Energy Sector Index Fund seeks to track the Dow Jones U.S. Energy Sector Index. For the period since its inception on June 12, 2000 through April 30, 2001 (the "reporting period"), the Fund returned 13.13%. During the same period, the Index returned 13.27%.

The inception of the Fund in June 2000 coincided with a slowing of the economy caused, in part, by soaring energy prices. Some of the highest crude oil prices in history were witnessed throughout the Summer and Fall. With prices above $30 per barrel in late June, OPEC announced it would increase production in an effort to bring prices down to a more sustainable level. Though prices dropped initially, the supply increase was too little to compensate for rising demand, and prices climbed to a ten-year high of $37.20 per barrel by the mid-September.

In an effort to prevent prices from rising further, the Clinton administration authorized the release of strategic oil reserves. The intervention appeared to be effective, and prices settled at around $30 per barrel for a short time. However, by January, the unstable


________________________________________________________________________________
  page 12                                                               i Shares
energy market had a negative effect on the economy as whole. The January Consumer Price Index surged 0.6% as energy prices increased 3.9%, and natural gas prices soared 17.4%. Overall, U.S. energy prices had risen 14.2% in 2000, the biggest increase since the 1990 Persian Gulf conflict's 18.1% rise. In addition, demand for electric and natural gas power in the U.S. continued to face limited supply, especially in California and New York City, driving up prices for many energy shares. Many energy companies enjoyed record profits during the first quarter of 2001 by selling their resources during this period of high demand.

In a period with a great deal of market volatility, energy stocks enjoyed a relatively healthy return compared to other sectors. Companies that benefited from high oil prices and demand demonstrated strong performance during the period. Texaco, (4.94% of the Index as of April 30, 2001) gained 39.03%. Similarly, Exxon Mobil Corp (the Index's top holding at 38.16% of assets as of April 30, 2001) rose 14.62% from June 30, 2000 to April 30, 2001. The Index's second largest holding, Chevron (7.81% of the Index as of April 30), realized a 16.48% gain. Massey Energy Company (0.21% of the Index at April 30, 2001) returned an impressive 160.96% from June 30, 2000 to April 30, 2001, and Seitel Inc. gained 140.12% in the same period. Other strong performers for the ten-month period included Barrett Resources Corp (111.42%), Western Gas Resources Inc. (90.34%), and Ultramar Diamond Shamrock Corp (87.08%). On the other hand, oilfield services company Halliburton (2.38% of the Index April 30), declined 7.62% for the period from June 30, 2000 to April 30, 2001, and the Index's fourth largest holding, Schlumberger Ltd. (4.71% of the Index at April 30) fell 10.48%.

                iShares Dow Jones U.S. Energy Sector Index Fund
                         Growth of $10,000 Investment

                             $10,000                             $10,000
Jun-00                        $9,587                              $9,646
Jul-00                        $9,270                              $9,409
Aug-00                       $10,340                             $10,343
Sep-00                       $10,555                             $10,694
Oct-00                       $10,104                             $10,333
Nov-00                        $9,621                              $9,868
Dec-00                       $10,813                             $10,839
Jan-01                       $10,372                             $10,448
Feb-01                       $10,413                             $10,415
Mar-01                       $10,270                             $10,264
Apr-01                       $11,314                             $11,327

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                  page 13

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Financial Sector Index Fund
                           Performance as of 4/30/01

--------------------------------------------------------------------------------
                                Total  Returns
--------------------------------------------------------------------------------

                                                                                  Inception to April 30, 2001
                                                                                  ---------------------------
                     Fund                                       Inception Date      Index    Market*    NAV**
                     ----                                       --------------      -----    ------     -----
iShares Dow Jones U.S. Financial Sector Index Fund                05/22/00        17.18%    14.15%     16.69%
--------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/31/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                             Top 10 Index Holdings
                             ---------------------

          Citigroup Inc.                                                   11.5%
          American International Group Inc.                                 7.5%
          Bank of America Corp.                                             4.2%
          JP Morgan Chase & Co.                                             4.2%
          Fannie Mae                                                        3.8%
          Wells Fargo & Company                                             3.7%
          Morgan Stanley Dean Witter & Co.                                  3.2%
          American Express Co.                                              2.3%
          Merrill Lynch & Co Inc.                                           2.1%
          Freddie Mac                                                       2.1%

The iShares Dow Jones U.S. Financial Sector Index Fund seeks to track the Dow Jones U.S. Financial Sector Index. From its inception on May 22, 2000, through April 30, 2001 (the "reporting period"), the Fund returned 16.69%. During the same period, the Index returned 17.18%.

The period featured a dramatic change in the economic landscape. The Fund's launch coincided with the last in a series of interest rate increases by the Federal Reserve Board (the "Fed") that was designed to slow down a runaway
U.S. economy. As a result of the Fed increase and other factors, the economy changed course and by the second half of 2000, businesses cut back on capital spending, more and more companies warned of deteriorating profits, and economic growth slowed to a crawl. The Fed reversed course, cutting interest rates several times in early 2001 to resuscitate the slumping economy.


________________________________________________________________________________
  page 14                                                               i Shares

In this environment, financial stocks performed well, posting positive returns while the broader market indices declined. As many investors shifted away from the high valuations of growth-oriented stocks (especially technology shares), they sought out the safe haven of financial stocks and other defensive sectors of the market. In addition, the financial sector benefited from several high-profile mergers, the largest of which was the combination of J.P. Morgan and Chase Manhattan into J.P. Morgan Chase.

The top performers in the Fund were mortgage firms and savings & loans, which saw increased borrowing activity as interest rates fell. Government-sponsored mortgage lenders Fannie Mae (3.76% of the Index as of April 30, 2001) and Freddie Mac (2.11% of the Index as of the same date) surged by 35.76% and 49.77%, respectively, during the period from May 30, 2000, to April 30, 2001. Insurance stocks were popular as defensive investments; Conseco (0.28% of the Index as of April 30) did particularly well and returned 174.17% over the same period.

Banks produced generally positive returns as falling rates offset increasing credit concerns. Among the Fund's largest bank holdings, Bank of America (4.23% of the Index as of April 30, 2001) rose 4.57%, and Wells Fargo & Co. (3.68% of the Index as of April 30) gained 5.53%. The weakest performers were online brokerage firms, which struggled with profitability. Examples include E*Trade and Ameritrade (0.10% and 0.03% of the Index), which plunged 39.60% and 40.04%, respectively.

              iShares Dow Jones U.S. Financial Sector Index Fund
                         Growth of $10,000 Investment

                            $10,000                                $10,000
May-00                      $10,267                                $10,268
Jun-00                       $9,719                                 $9,720
Jul-00                      $10,676                                $10,688
Aug-00                      $11,656                                $11,676
Sep-00                      $11,965                                $11,992
Oct-00                      $11,890                                $11,917
Nov-00                      $11,269                                $11,300
Dec-00                      $12,395                                $12,432
Jan-01                      $12,359                                $12,400
Feb-01                      $11,610                                $11,652
Mar-01                      $11,279                                $11,324
Apr-01                      $11,670                                $11,719

Past performance is no guarantee of future results.

________________________________________________________________________________
  iShares Managers' Discussion & Analyses                                page 15

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Healthcare Sector Index Fund
                           Performance as of 4/30/01

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                                               Inception to April 30, 2001
                                                                               ---------------------------
                   Fund                                   Inception Date      Index     Market*      NAV**
                   ----                                   --------------      -----     ------       -----
iShares Dow Jones U.S. Healthcare Sector Index Fund         06/12/00          5.02%     (1.34)%      4.2
----------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/16/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                             Top 10 Index Holdings
                             ---------------------

          Pfizer Inc.                                                  17.2%
          Merck & Co. Inc.                                             11.0%
          Johnson & Johnson                                             8.0%
          Bristol Myers Squibb Co.                                      6.9%
          Lilly (Eli) and Company                                       5.1%
          American Home Products Corp.                                  4.8%
          Pharmacia Corporation                                         4.2%
          Abbott Laboratories                                           4.2%
          Amgen Inc.                                                    4.0%
          Schering-Plough Corp.                                         3.5%

The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks to track the Dow Jones U.S. Healthcare Sector Index. For the period since its inception on June 12, 2000 through April 30, 2001 (the "reporting period"), the Fund returned 4.29%. During the same period, the Index returned 5.02%.

The Fund was launched during a period of general global economic uncertainty. A series of rate hikes by the Federal Reserve Board (the "Fed"), declining retail sales, and increasing energy prices fueled the uncertain climate. In response, many investors abandoned growth-oriented sectors to buy into traditionally defensive markets, including pharmaceuticals. This shift benefited the healthcare sector.

A constant stream of negative economic news, including shrinking retail sales, declining consumer sentiment, and decreasing capital spending, weakened the markets and continued to rattle investors through the Fall and into the first quarter of 2001. However, instead of aiding healthcare issues as it did during the Summer, investors' fears now negatively affected the healthcare sector.

________________________________________________________________________________
  page 16                                                              i Shares

The Fed stepped in during the first quarter of 2001 to quell economic uncertainty. Reversing its direction of interest rate hikes in 2000, on January 3, 2001, the Fed cut the federal funds rate by 0.50%. The equity markets soared, and both the Dow and Nasdaq posted record gains. The Fed cut rates by 0.50% on January 31, and again on March 20 and April 19, leaving the rate at its lowest level in seven years.

Many of the Index's holdings enjoyed strong performance. Biopharmaceutical company Scios Inc. (0.06% of the Index at April 30, 2001) returned an impressive 383.73% for the period from June 30, 2000 to April 30, 2001, and nursing home operator Manor Care Inc. (0.12% of the Index at April 30, 2001) gained 231.43%. Other strong performers for the ten-month period from June 2000 to April 2001 included Davita (193.33%), Pharmaceutical Product Development Inc. (183.57%), and AdvancePCS (180.98%). However, the Index's largest holdings had more modest returns. The top holding, pharmaceutical giant Pfizer (17.21% of the Index at April 30, 2001), lost 9.19% for the ten-month period. Pfizer derives a substantial amount of revenues from European markets and indicated it was hurt by reduced European demand due to the weak euro. Merck & Co. Inc. (the Index's second largest holding at 11.01% of the assets as of April 30, 2001) returned 0.45%, while Johnson & Johnson (the Index's third largest holding at 7.98% of the assets as of April 30, 2001) lost 4.34%. Bristol-Myers Squibb Co. (6.88% of the Index at April 30, 2001), declined 2.16%, and Eli Lilly and Co. (5.14% of the Index at April 30, 2001), fell 14.05%.

              IShares Dow Jones U.S. Healthcare Sector Index Fund
                         Growth of $10,000 Investment

                             $10,000                                 $10,000
Jun-00                       $11,099                                 $11,121
Jul-00                       $10,481                                 $10,506
Aug-00                       $10,709                                 $10,756
Sep-00                       $11,178                                 $11,233
Oct-00                       $11,480                                 $11,541
Nov-00                       $11,697                                 $11,756
Dec-00                       $12,084                                 $12,148
Jan-01                       $11,044                                 $11,105
Feb-01                       $10,958                                 $11,023
Mar-01                       $10,034                                 $10,099
Apr-01                       $10,428                                 $10,501

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                  page 17

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Industrial Sector Index Fund
                           Performance as of 4/30/01

----------------------------------------------------------------------------------------------------------------------------
                                                           Total  Returns
----------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception to April 30, 2001
                                                                                             -------------------------------
                         Fund                                                Inception Date    Index        Market*    NAV**
                         ----                                                --------------  -------        -------    -----
iShares Dow Jones U.S. Industrial Sector Index Fund                             06/12/00       (7.89)%       (5.69)%  (6.46)%
----------------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/20/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                   Top 10 Index Holdings
                                   ---------------------

          General Electric Co.                                   31.0%
          Tyco International Ltd.                                 6.0%
          Boeing Co.                                              3.3%
          Minnesota Mining & Manufacturing Co.                    3.0%
          Honeywell International Inc.                            2.5%
          United Technologies Corp.                               2.4%
          Automatic Data Processing Inc.                          2.2%
          Emerson Electric Co.                                    1.8%
          JDS Uniphase Corp.                                      1.8%
          First Data Corp.                                        1.7%

The iShares Dow Jones U.S. Industrial Sector Index Fund seeks to track the Dow Jones U.S. Industrial Sector Index. For the period since its inception on June 12, 2000 through April 30, 2001 (the "reporting period"), the Fund declined 6.46%. During the same period, the Index declined 7.89%.

The relatively flat performance of the industrials sector for the period masked widely diverging performance between the "new economy" technology and communications companies, and "old economy" brick and mortar companies. During the first half of the reporting period, economic conditions contributed to investor concern for the future prospects of continued earnings growth. The effects of higher interest rates, combined with ever-increasing oil prices and a weakening European currency, to create concern about U.S. stocks, particularly technology companies and those companies with exposure to European markets.

--------------------------------------------------------------------------------
page 18                                                                  iShares

Toward the end of 2000, signs of a slowing economy began to look more like a possible recession, and many investors sold their growth-oriented "new economy" stocks in favor of the relative stability of more value-oriented traditional companies, such as basic industrial and manufacturing companies.

During the first quarter of 2001, market weakness continued as companies announced layoffs and released earnings warnings. Although most sectors were not immune to the downturn, the brunt of the poor performers came from the "new economy" technology sector, and value stocks continued to outperform growth shares. Finally, when the Federal Reserve Board (the "Fed") cut interest rates for the fourth time in less than four months mid-April, markets responded by rallying.

As with the industrial sector, the relatively flat performance of the Index's holdings was divided into two groups: many "old economy" stocks delivered strong gains, while "new economy" holdings languished. For the ten-month period ended April 30, 2001, two of the Index's larger holdings aerospace company Boeing (3.31% of the Index as of April 30, 2001), and diversified manufacturing company Minnesota Mining & Manufacturing Co. (3.02% of the Index at April 30) returned 49.00% and 46.79%, respectively. However, fiber optic company JDS Uniphase (1.79% of the Index) fell 82.16%. In terms of absolute performance, BE Aerospace (0.04% of the Index at April 30, 2001), posted the strongest gains, returning 212.73%, and engineering firm Shaw Group (0.13% of the Index at April 30, 2001), climbed 141.91%. On the other side of the performance spectrum, the Index's ten worst performers all came from the technology sector, and each declined more than 90% during the ten-month period ended April 30, 2001. Internet company PSINET Inc. led the decline, losing 99.25%.

              IShares Dow Jones U.S. Industrial Sector Index Fund
                         Growth of $10,000 Investment

                              $10,000                                 $10,000
Jun-00                        $10,036                                 $10,087
Jul-00                         $9,964                                  $9,975
Aug-00                        $11,033                                 $11,092
Sep-00                        $10,455                                 $10,483
Oct-00                        $10,364                                 $10,303
Nov-00                         $9,544                                  $9,376
Dec-00                         $9,763                                  $9,557
Jan-01                         $9,894                                  $9,701
Feb-01                         $9,275                                  $9,117
Mar-01                         $8,312                                  $8,168
Apr-01                         $9,354                                  $9,211

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                  page 19

Managers' Discussion & Analysis

             iShares Dow Jones U.S. Technology Sector Index Fund
                           Performance as of 4/30/01

----------------------------------------------------------------------------------------------------------------------------
                                                           Total  Returns
----------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception to April 30, 2001
                                                                                             -------------------------------
                         Fund                                                Inception Date    Index       Market*     NAV**
                         ----                                                --------------  -------       -------     -----
iShares Dow Jones U.S. Technology Sector Index Fund                             05/15/00      (45.20)%     (41.96)%  (45.60)%
----------------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                   Top 10 Index Holdings
                                   ---------------------

          Microsoft Corp.                                             14.1%
          International Business Machines Corp.                        9.1%
          Intel Corp.                                                  8.9%
          Cisco Systems Inc.                                           5.6%
          EMC Corp.                                                    4.0%
          Oracle Corp.                                                 3.1%
          Texas Instruments Inc.                                       3.0%
          Dell Computer Corp.                                          2.7%
          Sun Microsystems Inc.                                        2.5%
          Hewlett-Packard Co.                                          2.1%

The iShares Dow Jones U.S. Technology Sector Index Fund seeks to track the Dow Jones U.S. Technology Sector Index. For the period since its inception on May 15, 2000 through April 30, 2001 (the "reporting period"), the Fund declined 45.60%. During the same period, the Index fell 45.20%.

Markets declined throughout the reporting period, affecting stocks of companies in a wide range of industries. An important factor behind poor stock returns was the weakening U.S. economy. During the period, rising jobless claims, higher oil prices, and falling retail sales led to fears of a recession while undermining corporate revenues and earnings. Amid this uncertainty, the Federal Reserve Board (the "Fed") reversed its policy of interest rate hikes. Throughout 2001, the Fed cut interest rates, which by April 2001 were 4.5%, the lowest level in seven years.

Despite this late relief from the Fed, stocks of technology companies were among the reporting period's worst performers. An important factor behind the losses was reduced spending by companies on information technology equipment and services; such purchases fell

--------------------------------------------------------------------------------
page 20                                                                  iShares

4.7% in the 4th quarter of 2000 alone. Consumer demand for computers and software also declined during the period. As a result, revenues and earnings for many technology companies were disappointing, leading to well-publicized layoffs in the sector. During the reporting period, many investors sold their technology stocks seeking less volatile returns in "old economy" companies. This, too, put further pressure on share prices.

The top ten holdings in the Dow Jones U.S. Technology Sector Index generally reflected these negative conditions. Intel (8.91% of the Index as of April 30, 2001) stock declined 50.35% during the period from May 31, 2000 to April 30, 2001. Intel's performance was negatively affected by falling computer chip sales and prices. Cisco Systems (5.59% of the Index as of April 30, 2001) saw its stock fall 70.18% during the eleven-month period, amid news that 5,500 to 8,000 workers would be laid off. Oracle Systems (3.14% of the Index as of April 30, 2001) had a challenging period, with its stock price losing 55.03% during the same period. Shares of Sun Microsystems (2.52% of the Index as of April 30, 2001) also lost ground in the eleven-month period, falling 55.31%.

Despite the reporting period's prevailing difficulties, the Index's top holding Microsoft (14.11% of the Index as of April 30, 2001) did experience a gain of 8.29% during the period. Microsoft's revenues were supported by the launch of the Windows 2000 Professional operating system. Stock of the second largest holding, IBM (9.08% of the Index as of April 30, 2001), also had positive results, rising 7.61% on news of solid earnings performance over the period. However, these sound returns were overwhelmed by poor results elsewhere in the Index.

              IShares Dow Jones U.S. Technology Sector Index Fund
                         Growth of $10,000 Investment

                                 $10,000                             $10,000
May-00                            $9,593                              $9,595
Jun-00                           $11,008                             $11,018
Jul-00                           $10,342                             $10,362
Aug-00                           $11,723                             $11,751
Sep-00                            $9,833                              $9,863
Oct-00                            $9,153                              $9,186
Nov-00                            $7,013                              $7,045
Dec-00                            $6,397                              $6,430
Jan-01                            $7,427                              $7,468
Feb-01                            $5,315                              $5,347
Mar-01                            $4,587                              $4,618
Apr-01                            $5,441                              $5,480

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                  page 21

Managers' Discussion & Analysis


         iShares Dow Jones U.S. Telecommunications Sector Index Fund
                           Performance as of 4/30/01

----------------------------------------------------------------------------------------------------------------------------
                                                           Total  Returns
----------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception to April 30, 2001
                                                                                             -------------------------------
                         Fund                                                Inception Date    Index       Market*     NAV**
                         ----                                                --------------  -------       -------     -----
iShares Dow Jones U.S. Telecommunications Sector Index Fund                      05/22/00      (23.43)%     (29.82)%  (31.06)%
----------------------------------------------------------------------------------------------------------------------------


* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/26/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                   Top 10 Index Holdings
                                   ---------------------

          Verizon Communications Inc.                                 21.7%
          SBC Communications Inc.                                     20.4%
          AT&T Corp.                                                  12.2%
          BellSouth Corp.                                             11.5%
          Qwest Communications International Inc.                      8.2%
          WorldCom Inc.                                                7.7%
          Sprint Corp. (PCS Group)                                     2.7%
          Alltel Corp.                                                 2.4%
          Voicestream Wireless Corp.                                   2.2%
          Sprint Corp. (FON Group)                                     2.2%

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks to track the Dow Jones U.S. Telecommunications Sector Index. For the period from its inception May 22, 2000 through April 30, 2001 (the "reporting period"), the Fund declined 31.06%. During the same period, the Index declined 23.43%.

During the reporting period, stocks of many telecommunications companies lost value in a difficult business environment. Investors had anticipated strong growth for firms delivering wireless communications, cable television, and high-speed Internet access, but the slowing economy, rising interest rates, and falling corporate and consumer demand all negatively affected stock performance. With investor sentiment pessimistic, a recovery in stock prices could not be sustained.

--------------------------------------------------------------------------------
page 22                                                                  iShares

In this uncertain market environment, the Federal Reserve Board (the "Fed") moved to cut interest rates. Reversing its interest rate increases during 2000, the Fed reduced the federal funds rate by 0.50% on January 3, 2001. The equity markets responded strongly, with the Dow and Nasdaq experiencing record increases. The Fed cut rates on January 31, March 20, and again on April 19, after which rates stood at 4.5%, their lowest level in seven years.

However, lower interest rates were not enough to significantly improve the performance of many telecommunications companies in the Index for the reporting period. The second largest holding, SBC Communications (20.38% of the Index as of April 30, 2001), experienced a decrease in wireless subscriptions and its stock fell 3.53% between May 31, 2000 and April 30, 2001. AT&T (12.23% of the Index as of April 30, 2001) reported sales growth in several categories, but with costs rising, its stock lost 34.56% in value during the same period. Bellsouth (11.49% of the Index) stock ended the period 8.49% lower in the eleven-month period. WorldCom (7.68% of the Index as of April 30, 2001) had disappointing earnings on increased expenditures, and its stock fell 51.50%. Sprint Corp. (2.74% of the Index as of April 30, 2001) also had a difficult period, and its stock dropped 53.51% for the eleven-months.

Despite the poor overall performance for telecommunications stocks, some companies in the sector did manage positive results. Investors showed confidence in Verizon Communications, formed after a merger between Bell Atlantic and GTE. The Index's largest holding, Verizon (21.74% of the Index as of April 30, 2001), rose 7.24% during the period, making it the only stock in the top ten holdings with a positive return. Telecom services distributor AirGate PCS (0.07% of the Index as of April 30, 2001) was the best performer; its stock gained 31.18% during the period.

          IShares Dow Jones U.S. Telecommunications Sector Index Fund
                         Growth of $10,000 Investment

                               $10,000                         $10,000
May-00                         $10,125                         $10,208
Jun-00                         $10,516                         $10,537
Jul-00                          $9,756                          $9,768
Aug-00                          $9,502                          $9,482
Sep-00                          $9,017                          $9,209
Oct-00                          $9,169                          $9,498
Nov-00                          $7,449                          $8,103
Dec-00                          $6,969                          $7,464
Jan-01                          $8,231                          $8,629
Feb-01                          $7,195                          $7,768
Mar-01                          $6,666                          $7,328
Apr-01                          $6,895                          $7,657

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                  page 23

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Utilities Sector Index Fund
                           Performance as of 4/30/01

----------------------------------------------------------------------------------------------------------------------------
                                                           Total  Returns
----------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception to April 30, 2001
                                                                                             -------------------------------
                         Fund                                                Inception Date    Index        Market*    NAV**
                         ----                                                --------------  -------        -------    -----
iShares Dow Jones U.S. Utilities Sector Index Fund                              06/12/00      (26.38)%       27.64%   25.90%
----------------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                   Top 10 Index Holdings
                                   ---------------------

          Enron Corp.                                                  10.2%
          Duke Energy Corp.                                             7.9%
          Exelon Corp.                                                  4.9%
          AES Corp.                                                     4.7%
          Calpine Corp.                                                 3.7%
          Dominion Resources Inc.                                       3.6%
          American Electric Power Inc.                                  3.5%
          Southern Co.                                                  3.4%
          Mirant Corp.                                                  3.1%
          Reliant Energy Inc.                                           2.8%

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks to track the Dow Jones U.S. Utilities Sector Index. For the period since its inception on June 12, 2000 through April 30, 2001 (the "reporting period"), the Fund returned 25.90%. During the same period, the Index returned 26.38%.

A series of rate hikes imposed by the Federal Reserve Board (the "Fed") had many investors worried about the prospects for economic growth. Decreased corporate earnings estimates, the uncertain results of the U.S. presidential election, and skyrocketing oil prices added to investor concern. In the first quarter of 2001, a constant stream of troubling economic news, including shrinking retail sales, declining consumer sentiment, and decreasing capital spending, continued to weaken the market. The Fed reacted to the poor economic news by cutting interest rates four times between January and April though the markets continued to decline throughout the period. Many investors reacted to the market conditions by seeking retreat from growth-oriented companies and moving into value companies, like utilities.

--------------------------------------------------------------------------------
page 24                                                                  iShares

Compounding the strength of the utilities sector during the period, the global demand for energy continued to rise, elevating prices for natural gas and electricity. In January, energy prices increased 3.9%, and natural gas prices soared 17.4%. Overall, U.S. energy prices had risen 14.2% in 2000, the biggest increase since the 1990 Persian Gulf conflict's 18.1% rise. Demand for electricity and natural gas, especially from consumers in California and New York City, continued to drive up prices for electric utility shares. Though California utilities increased consumers' power rates, it was not enough to bail out utility giants Pacific Gas & Electric (PG&E) and Southern California Edison, which rapidly lost money. Many wholesale utility providers enjoyed record profits during the first quarter of 2001 by selling their resources to power-starved California.

Performance of Index holdings reflected the effects of these factors. Electric utility top ten holdings in the Index as of April 30 posted strong gains. Duke Energy (7.89% of the Index at April 30, 2001) posted a 69.44% gain from June to April. Other top ten Index performers included Exelon (4.85% of the Index at April 30, 2001), which gained 74.11%, Southern Company (3.35% of the Index at April 30, 2001), which rose 68.87%, and Calpine (3.69% of the Index at April 30,
2001), which jumped 73.35%. The Index's top two performers with assets of 1.76% and 0.31% as of April 30, 2001, PPL Corporation and Public Services Company of New Mexico, benefited from strong demand and gained 155.59% and 141.60% for the ten-month period from June 30, 2000 to April 30, 2001, respectively. However, the Index's largest holding, Enron Corporation (10.23% of the Index at April 30,
2001), realized a 2.27% loss from June to April. Not surprisingly, PG&E, which comprised 0.77% of the Index's holdings as of April 30, lost 62.69% for the period.


              iShares Dow Jones U.S. Utilities Sector Index Fund
                         Growth Of $10,000 Investment

                            $10,000                                $10,000
Jun-00                       $9,377                                 $9,374
Jul-00                      $10,033                                $10,040
Aug-00                      $11,390                                $11,406
Sep-00                      $12,497                                $12,525
Oct-00                      $11,932                                $11,965
Nov-00                      $11,962                                $11,996
Dec-00                      $12,927                                $12,963
Jan-01                      $11,633                                $11,672
Feb-01                      $11,952                                $11,992
Mar-01                      $11,942                                $11,983
Apr-01                      $12,590                                $12,636

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                 page 25

Managers' Discussion & Analysis


                 iShares Dow Jones U.S. Chemicals Index Fund
                           Performance as of 4/30/01

------------------------------------------------------------------------------------------------------------------------------
                                                        Total Returns
------------------------------------------------------------------------------------------------------------------------------

                                                                                               Inception to April 30, 2001
                                                                                           -----------------------------------
                   Fund                                          Inception Date            Index           Market*       NAV**
                                                                 --------------            -----           -------       -----
iShares Dow Jones U.S. Chemicals Index Fund                         06/12/00               3.43%            9.89%        6.53%
------------------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/20/00)
** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                              Top 10 Index Holdings
                                              ---------------------

               Du Pont (E.I.) de Nemours                                32.8%
               Dow Chemical Co.                                         20.9%
               Air Products & Chemicals Inc.                             6.9%
               Praxair Inc.                                              5.2%
               Avery Dennison Corp.                                      4.4%
               Rohm & Haas Co.                                           3.7%
               Ecolab Inc.                                               2.9%
               Eastman Chemical Inc.                                     2.9%
               Sigma-Aldrich Corp.                                       2.3%

The iShares Dow Jones U.S. Chemicals Index Fund seeks to track the Dow Jones U.S. Chemicals Index. For the period since its inception on June 12, 2000 through April 30, 2001 (the "reporting period"), the Fund returned 6.53%. During the same period, the Index returned 3.43%.

The Fund's launch came at a time of historically high energy prices. In particular, September saw the price of crude oil reach its highest level since November 1990, and natural gas experienced unprecedented global demand, driving up prices. Because crude oil and natural gas are the main raw ingredients used in the products of most chemical companies, many companies in the sector were hit hard during the first half of the reporting period. In addition, many chemical companies which depend on European markets for a significant portion of their revenues cited that their losses were exacerbated by the weak euro, which fell to a new low against the U.S. dollar in September.


--------------------------------------------------------------------------------
  page 26                                                                iShares

During the fourth quarter of 2000, however, chemical companies as a group began to recover from their earlier losses. The Clinton Administration intervened to address both the high price of oil and the weak euro during the quarter, easing investor concerns. In addition, signs of a slowing global economy led many investors to retreat from their growth-oriented stocks to the relative safety of value stocks. Chemicals shares benefited from both of these factors, logging strong returns for the fourth quarter of 2000.

The first four months of 2001 brought more economic uncertainty. However, high oil prices combined with a stronger euro to help many companies within the group to hold on to their gains.

Within the Index, several top ten holdings delivered healthy gains for the ten-month period ended April 30, 2001. The third largest holding, Air Products and Chemicals (6.86% of the Index as of April 30, 2001), a supplier of gas and chemicals, logged a 41.62% gain. Industrial gas company Praxair (5.23% of the Index at April 30) gained 27.85%. Biochemical company Sigma-Aldrich (2.33% of the Index) climbed 58.46%. In terms of absolute performance, Cabot Corporation (1.52% of the Index at April 30, 2001), delivered the largest gain, rising 101.73% during the ten-month period ended April 30. The Index's largest holding, Du Pont, representing 32.81% of the Index's assets, suffered early in the period due to its large exposure to European markets but rebounded and was able to finish the period in positive territory, up 5.74%. Adhesives producer Avery Dennison (4.36% of the Index at April 30, 2001) also suffered from its substantial European exposure and declined 15.13% during the period.


                 iShares Dow Jones U.S. Chemicals Index Fund
                    Growth of $10,000 Investment

                             $10,000                         $10,000
Jun-00                        $9,531                          $9,322
Jul-00                        $9,275                          $9,141
Aug-00                        $9,319                          $9,176
Sep-00                        $8,735                          $8,565
Oct-00                        $9,614                          $9,449
Nov-00                        $9,477                          $9,210
Dec-00                       $10,824                         $10,588
Jan-01                       $10,383                         $10,071
Feb-01                       $10,573                         $10,163
Mar-01                       $10,146                          $9,701
Apr-01                       $10,654                         $10,344

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                 page 27

Managers' Discussion & Analysis

             iShares Dow Jones U.S. Financial Services Index Fund
                           Performance as of 4/30/01

------------------------------------------------------------------------------------------------------------------------
                                                    Total  Returns
------------------------------------------------------------------------------------------------------------------------

                                                                                          Inception to April 30, 2001
                                                                                       ---------------------------------
                        Fund                                       Inception Date       Index       Market*       NAV**
                        ----                                       --------------      ------       -------       ------
iShares Dow Jones U.S. Financial Services Index Fund                  06/12/00          11.61%       14.98%       11.03%
------------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)
** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                                   Top 10 Index Holdings
                                                   ---------------------

                Citigroup Inc.                                            15.1%
                Bank of America Corp.                                      5.5%
                JP Morgan Chase & Co.                                      5.5%
                Fannie Mae                                                 4.9%
                Wells Fargo & Company                                      4.8%
                Morgan Stanley Dean Witter & Co.                           4.2%
                American Express Co.                                       3.0%
                Merrill Lynch & Co. Inc.                                   2.8%
                Freddie Mac                                                2.8%
                Banc One Corp.                                             2.6%



The iShares Dow Jones U.S. Financial Services Index Fund seeks to track the Dow Jones U.S. Financial Services Index. From its inception on June 12, 2000, through April 30, 2001 (the "reporting period"), the Fund returned 11.03%. During the same period, the Index returned 11.61%.

The economic landscape changed dramatically during the reporting period. When the Fund was launched, the Federal Reserve Board (the "Fed") had just completed a series of interest rate increases designed to slow down a runaway U.S. economy. By the second half of 2000, however, capital spending had dried up, a growing number of companies warned of disappointing profits, and economic growth came to an abrupt halt. The Fed did a quick reversal, lowering interest rates several times in early 2001 to revive the slumping economy.


--------------------------------------------------------------------------------
  page 28                                                                iShares

In this unsure economic environment, financial services stocks fared well, posting positive returns while the broader market indices declined. As many investors shifted away from the high valuations of growth-oriented stocks (especially technology shares), they sought the haven of financial services firms and other defensive sectors of the market. In addition, financial services stocks benefited from several high-profile mergers, the largest of which was the combination of J.P. Morgan and Chase Manhattan into J.P. Morgan Chase.

The Index's top performers were mortgage firms and savings & loans, which saw increased borrowing activity as interest rates fell. Government-sponsored mortgage lenders Fannie Mae (4.93% of the Index as of April 30, 2001) and Freddie Mac (2.76% of the Index as of April 30) soared by 56.40% and 63.95%, respectively, during the period from June 30, 2000, to April 30, 2001. The Index's best return for the period came from another mortgage lender, Doral Financial (0.08% of the Index), which returned 188.18%.

Banks also produced strong returns as the positive impact of falling rates offset increasing credit concerns. Among the Fund's largest bank holdings, Bank of America (5.54% of the Index as of April 30) surged by 34.82%, and Wells Fargo & Co. (4.82% of the Index at the end of April) jumped 23.06%. The weakest performers were online brokerage firms; like most Internet companies, they struggled with profitability. Examples include E*Trade and Ameritrade (0.13% and 0.04% of the Index), which fell 43.03% and 41.33%, respectively.


             iShares Dow Jones U.S. Financial Services Index Fund
                         Growth of $10,000 Investment

                             $10,000                                  $10,000
Jun-00                        $9,255                                   $9,258
Jul-00                       $10,112                                  $10,123
Aug-00                       $11,226                                  $11,243
Sep-00                       $11,398                                  $11,423
Oct-00                       $11,215                                  $11,242
Nov-00                       $10,490                                  $10,520
Dec-00                       $11,640                                  $11,677
Jan-01                       $11,948                                  $11,990
Feb-01                       $11,077                                  $11,119
Mar-01                       $10,652                                  $10,697
Apr-01                       $11,102                                  $11,160

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                 page 29

Managers' Discussion & Analysis

                  iShares Dow Jones U.S. Internet Index Fund
                           Performance as of 4/30/01

-------------------------------------------------------------------------------------------------------------------
                                               Total  Returns
-------------------------------------------------------------------------------------------------------------------

                                                                                    Inception to April 30, 2001
                                                                                -----------------------------------
                  Fund                                    Inception Date          Index        Market*       NAV**
                  ----                                    --------------        ---------      -------     -------
iShares Dow Jones U.S. Internet Index Fund                    05/15/00           (67.77)%     (66.55)%     (68.45)%
-------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (05/19/01)
** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.


                             Top 10 Index Holdings
                             ---------------------

            VeriSign Inc.                                                 11.2%
            BEA Systems Inc.                                              10.4%
            eBay Inc.                                                      9.2%
            Check Point Software Technologies Ltd.                         8.2%
            Yahoo! Inc.                                                    8.1%
            i2 Technologies Inc.                                           5.8%
            Exodus Communications Inc.                                     4.9%
            Amazon.com Inc.                                                4.5%
            WebMD Corp.                                                    3.2%
            E*trade Group Inc.                                             2.6%
            CheckFree Corp.                                                2.6%


The iShares Dow Jones U.S. Internet Index Fund seeks to track the Dow Jones U.S. Internet Index. For the period since its inception on May 15, 2000 through April 30, 2001 (the "reporting period"), the Fund declined 68.45%. During the same period, the Index declined 67.77%.

Throughout the reporting period, stock markets experienced significant losses and volatility. A wide variety of companies performed poorly, with their revenues and earnings negatively affected by the slowing U.S. economy. Key economic indicators such as housing starts, retail sales and industrial output all registered declines during the period, and GDP growth was only 1.0% in the fourth quarter of 2000.


--------------------------------------------------------------------------------
 page 30                                                                 iShares

Seeking to strengthen economic activity, the Federal Reserve Board (the "Fed") moved to cut interest rates. The Fed had been increasing rates during 2000, and reversed its policy by reducing the federal funds rate 0.50% on January 3, 2001. Stock prices responded positively, with the Dow and Nasdaq experiencing record increases. The Fed moved further, cutting rates on January 31, March 20, and April 19, after which rates were at 4.5%, their lowest level in seven years.

Notwithstanding the reductions in interest rates, market sentiment was negative with respect to stocks of Internet companies during the reporting period. In 1999 and early 2000, many investors purchased Internet stocks anticipating strong revenue growth. However, concerns about the fundamental profitability of Internet companies, coupled with high stock prices in the group, led many investors to sell shares of Internet firms throughout the reporting period.

The challenging market conditions were reflected in the poor performance of most top companies in the Index. Shares of online security firm VeriSign (11.21% of the Index as of April 30, 2001), the largest holding, fell 62.12% in value between May 31, 2000 and April 30, 2001. During the same period, eBay (9.22% of the Index) stock declined 19.31% in anticipation of slowing growth in auction listings. Yahoo! (8.11% of the Index as of April 30, 2001) shares fell 82.15% in the period as online advertisers reduced their spending. i2 Technologies (5.83% of the Index as of April 30, 2001) lost 67.27% in the eleven-month period between May 31, 2000 and April 30, 2001. Former market favorite Amazon.com (4.48% of the Index as of April 30, 2001) fell 67.34% in the same period as investors reacted to signs that revenues were not growing as quickly as projected. Finally, stock of online broker E*trade Group (2.62% of the Index as of April 30, 2001) fell 39.60% over the period.

A few Internet companies did manage gains over the period. Shares of E-commerce software vendor BEA Systems (10.42% of the Index as of April 30, 2001), the second largest holding, gained 13.08% in the eleven months on solid sales figures. Real estate site Homestore.com's (2.35% of the Index as of April 30, 2001) stock gained 35.60% over the period, which was the best performance in the Index.


                  iShares Dow Jones U.S. Internet index Fund
                         Growth of $10,000 Investment

                               $10,000                        $10,000
May-00                          $8,841                         $8,839
Jun-00                         $10,598                        $10,598
Jul-00                          $9,749                         $9,784
Aug-00                         $11,786                        $11,835
Sep-00                         $10,506                        $10,553
Oct-00                          $8,400                         $8,437
Nov-00                          $5,329                         $5,409
Dec-00                          $4,809                         $5,020
Jan-01                          $5,409                         $5,593
Feb-01                          $3,404                         $3,505
Mar-01                          $2,511                         $2,563
Apr-01                          $3,155                         $3,222

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                 page 31

Managers' Discussion & Analysis


                iShares Dow Jones U.S. Real Estate Index Fund
                           Performance as of 4/30/01

----------------------------------------------------------------------------------------------------------------------
                                                    Total Returns
----------------------------------------------------------------------------------------------------------------------

                                                                                      Inception to April 30, 2001
                                                                                   -----------------------------------
                  Fund                                          Inception Date      Index         Market*        NAV**
                  ----                                          --------------     -------        -------      -------
iShares Dow Jones U.S. Real Estate Index Fund                      06/12/00         16.38%         14.71%       16.32%
----------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (06/19/00)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                                   Top 10 Index Holdings
                                                   ---------------------

             Equity Office Properties Trust                                8.1%
             Equity Residential Properties Trust                           6.4%
             Simon Property Group Inc.                                     3.4%
             Spieker Properties Inc.                                       3.4%
             Prologis Trust                                                3.2%
             Archstone Communities Trust                                   2.9%
             Apartment Investment & Management Co.                         2.8%
             AvalonBay Communities Inc.                                    2.7%
             Duke-Weeks Realty Corp.                                       2.6%
             Kimco Realty Corp.                                            2.4%



The iShares Dow Jones U.S. Real Estate Index Fund, launched on June 12, 2000, seeks to track the Dow Jones U.S. Real Estate Index. During the period from its inception through April 30, 2001 (the "reporting period"), the Fund returned 16.32%. The Index returned 16.38% in the same period.

Strong growth in the real estate industry characterized the year 2000. Corporate expansion and low unemployment, among other factors, drove occupancy rates and rental rates higher nationwide in the beginning of 2000. Investors, seeking an alternative to the volatility of the U.S. equity markets after the first quarter of 2000, were drawn to real estate investment trusts ("REITs").

The year 2001 began with swift action by the Federal Reserve Board (the "Fed") to stimulate what had begun to be a seriously decelerating economy. The Fed cut the discount and federal funds rate by 0.5% four times in the first four months of the year. Interest rates were now at 4.5%, the lowest level in seven years.

--------------------------------------------------------------------------------
 page 32                                                                 iShares

The construction and real estate sectors saw positive returns in the first quarter of 2001. Although housing starts slid steadily in January and February, sales were still above the 2000 level, aided by low inflation and low interest rates. Outlays in construction rose 0.6% in February to a new annual rate high of $834.2 billion, extending a 2.2% rise the prior month.

Real estate investment trusts benefited from this environment whether their holdings were office properties, multi-residential units, or shopping centers. Among the largest positions in the Index were national apartment community operators Equity Residential Properties Trust (6.43% as of April 30, 2001) and Archstone Communities Trust (2.90% as of April 30, 2001), with returns of 19.66% and 28.52%, respectively, during the period from June 30, 2000 to April 30, 2001. Other REITS among the largest holdings were West-coast office and industrial developer Spieker Properties Inc. (3.36% as of the April 30, 2001) which returned 24.74%, and Simon Property Group Inc (3.40% as of April 30), a shopping center developer, which rose 26.86% for the ten-month period.

The Index's top performer was IndyMac Mortgage Holdings Co (1.55% of the Index as of April 30, 2001), an Internet bank providing diversified mortgage and commercial banking, which rose 68.85% during the ten-month period. Other strong performers were Health Care REIT Inc. (0.62% of the Index), owner and operator of health care facilities nationwide, up 62.03% for ten-month period, and HRPT Properties Trust, a commercial real estate operator that derives 20% of its rental revenue from the U.S. government. HRPT Properties Trust (1.08% of the Index) increased 59.58% from June 30 to April 30.

                 IShares Dow Jones U.S. Real Estate Index Fund
                         Growth of $10,000 Investment

                                $10,000                           $10,000
Jun-00                          $10,009                            $9,933
Jul-00                          $10,966                           $10,909
Aug-00                          $10,694                           $10,643
Sep-00                          $11,080                           $11,025
Oct-00                          $10,517                           $10,471
Nov-00                          $10,643                           $10,603
Dec-00                          $11,383                           $11,347
Jan-01                          $11,474                           $11,457
Feb-01                          $11,274                           $11,261
Mar-01                          $11,334                           $11,328
Apr-01                          $11,632                           $11,637

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares managers' Discussion & Analyses                                page 33

Managers' Discussion & Analysis


               iShares Cohen & Steers Realty Majors Index Fund
                           Performance as of 4/30/01

--------------------------------------------------------------------------------
                                Total  Returns
--------------------------------------------------------------------------------

                                                                                      Inception to April 30, 2001
                                                                                      ---------------------------
Fund                                                                  Inception Date  Index      Market*      NAV**
                                                                      --------------  -----      ------       ---
iShares Cohen & Steers Realty Majors Index Fund                          01/29/01     1.03%      1.28%        0.91%
-------------------------------------------------------------------------------------------------------------------

* Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (02/02/01)

** Calculated based on the Fund's Net Asset Value (NAV)

Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Dow Jones Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

                                                                   Top 10 Index Holdings
                                                                   ---------------------
                    Equity Residential Properties Trust                                                       8.1%
                    Equity Office Properties Trust                                                            7.6%
                    Simon Property Group Inc.                                                                 6.5%
                    Spieker Properties Inc.                                                                   5.1%
                    Public Storage Inc.                                                                       5.1%
                    Boston Properties Inc.                                                                    4.8%
                    Prologis Trust                                                                            4.8%
                    Vornado Realty Trust                                                                      4.5%
                    Apartment Investment & Management Co.                                                     4.5%
                    Archstone Communities Trust                                                               4.5%

The iShares Cohen & Steers Realty Majors Index Fund was launched January 29, 2001 and seeks to track the Cohen & Steers Realty Majors Index. During the reporting period from its inception through April 30, 2001, the Fund has returned 0.91% compared to the Index's return of 1.03%.

Unlike the year before, 2001 has brought slower economic growth, widespread profit warnings and layoffs. The real estate industry was stimulated by controlled inflation and successive decreases in interest rates from the Federal Reserve Board (the ``Fed''). Faced with slow retail sales, rising inventories, and lower factory output and durable goods orders, the Fed acted early in 2001 to stimulate the Gross Domestic Product growth rate. The Fed cut its discount and federal funds rate four times in the first four months of 2001 to 4.5%, the lowest level in seven years.

--------------------------------------------------------------------------------
  page 34                                                                iShares

Real estate and construction were positive sectors of the economy in the first quarter of 2001. Housing starts slid steadily in January and February, but sales were helped by low interest rates and were still above the 2000 level. Outlays in construction rose 0.6% in February to a new annual high of $834.2 billion, extending a 2.2% rise the prior month.

The top returns for the Index were achieved by two real estate investment trusts (REITs), which own, lease and operate health care facilities. Health Care Property Investors, Inc., (2.60% of the Index's assets as of April 30, 2001), has facilities in forty-two states and returned 16.50% from January 30 to April 30, 2001. Similarly, Nationwide Health Properties Inc., (1.15% of the Index's assets as of April 30), invests in and helps finance health care centers in thirty-seven states and rose 16.09% from January to April. The Index's largest holding, Equity Residential Properties Trust (8.12% of holdings as of April 30,
2001), rose 1.76% while Simon Property Group (6.49% of holdings as of April 30,
2001) was up 2.52%. Not all the top holdings saw positive returns, however. The Index's second largest holding, Equity Office Properties Trust (7.60% of holdings as of April 30, 2001), fell 4.88%. Other holdings that did perform well included the owner-operators of malls and shopping centers. Taubman Centers Inc., (0.09% of Index holdings as of April 30, 2001), which operates sixteen regional shopping malls, rose 13.01% from January to April. Macerich, (1.09% of the Index as of April 30, 2001), with forty-seven malls nationwide, increased 10.88% from January to April.

                IShares Cohen & Steers Realty Majors Index Fund
                         Growth of $10,000 Investment

                                $10,000                             $10,000
Jan-01                          $10,046                             $10,054
Feb-01                           $9,836                              $9,843
Mar-01                           $9,849                              $9,858
Apr-01                          $10,091                             $10,103

Past performance is no guarantee of future results.

________________________________________________________________________________
iShares Managers' Discussion & Analyses                                page 35
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments
April 30, 2001

Security                                             Shares            Value
----------------------------------------------------------------------------
COMMON STOCKS - 99.95%
----------------------------------------------------------------------------
General Electric Co.                                 54,119    $   2,626,395
Microsoft Corp.+                                     25,096        1,700,254
Exxon Mobil Corp.                                    18,944        1,678,438
Pfizer Inc.                                          34,456        1,491,945
Citigroup Inc.                                       27,734        1,363,126
AOL Time Warner Inc.+                                22,649        1,143,774
International Business Machines Corp.                 9,499        1,093,715
Intel Corp.                                          34,730        1,073,504
Merck & Co. Inc.                                     12,570          954,943
American International Group Inc.                    10,898          891,456
Verizon Communications Inc.                          14,709          810,025
Wal-Mart Stores Inc.                                 15,090          780,757
SBC Communications Inc.                              18,398          758,918
Johnson & Johnson                                     7,168          691,569
Cisco Systems Inc.+                                  39,654          673,325
Philip Morris Companies Inc.                         12,022          602,422
Bristol-Myers Squibb Co.                             10,657          596,792
Home Depot Inc.                                      12,650          595,815
Coca-Cola Co.                                        11,631          537,236
Tyco International Ltd.                               9,529          508,563
Bank of America Corp.                                 8,953          501,368
JP Morgan Chase & Co.                                10,372          497,649
EMC Corp.+                                           12,015          475,794
AT&T Corp.                                           20,421          454,980
Fannie Mae                                            5,545          445,042
Lilly (Eli) and Company                               5,229          444,465
Wells Fargo & Company                                 9,265          435,177
BellSouth Corp.                                      10,187          427,447
Procter & Gamble Co.                                  7,092          425,875
Viacom Inc. "B"+                                      8,076          420,437
American Home Products Corp.                          7,128          411,642
Morgan Stanley Dean Witter & Co.                      6,074          381,386
Oracle Corp.+                                        23,337          377,126
Pharmacia Corporation                                 7,011          366,395
Texas Instruments Inc.                                9,439          365,289
Abbott Laboratories                                   7,859          364,500
Amgen Inc.+                                           5,666          346,419
PepsiCo Inc.                                          7,849          343,865
Chevron Corp.                                         3,549          342,691
Walt Disney Co. (The)                                11,318          342,370
Dell Computer Corp.+                                 12,544          329,155
Schering-Plough Corp.                                 7,953          306,509
Qwest Communications International Inc.+              7,488          306,259
Sun Microsystems Inc.+                               17,731          303,555
Medtronic Inc.                                        6,579          293,423


Security                                             Shares         Value
-------------------------------------------------------------------------
Ford Motor Company                                    9,929     $  292,707
WorldCom Inc.+*                                      15,660        285,795
Boeing Co.                                            4,539        280,510
American Express Co.                                  6,408        271,956
Du Pont (E.I.) de Nemours                             5,672        256,318
Minnesota Mining & Manufacturing Co.                  2,152        256,110
Merrill Lynch & Co. Inc.                              4,102        253,093
Enron Corp.                                           4,018        252,009
Hewlett-Packard Co.                                   8,828        250,980
Freddie Mac                                           3,791        249,448
Applied Materials Inc.+                               4,405        240,513
Bank One Corp.                                        6,284        237,347
Walgreen Co.                                          5,541        237,044
QUALCOMM Inc.+                                        4,096        234,947
FleetBoston Financial Corp.                           5,885        225,807
U.S. Bancorp                                         10,353        219,277
Comcast Corp. "A"+                                    4,941        216,959
Texaco Inc.                                           2,998        216,695
Honeywell International Inc.                          4,378        213,997
Schlumberger Ltd.                                     3,124        207,121
AT&T - Liberty Media Group "A"+                      12,890        206,240
Bank of New York Co. Inc.                             4,025        202,055
United Technologies Corp.                             2,557        199,651
Anheuser-Busch Companies Inc.                         4,928        197,071
McDonald's Corp.                                      7,131        196,103
Alcoa Inc.                                            4,711        195,035
Duke Energy Corp.                                     4,157        194,381
Target Corp.                                          4,874        187,405
Automatic Data Processing Inc.                        3,452        187,271
Lucent Technologies Inc.                             18,515        185,335
Motorola Inc.                                        11,884        184,796
Colgate-Palmolive Co.                                 3,125        174,531
Kimberly-Clark Corp.                                  2,928        173,923
El Paso Corp.                                         2,475        170,280
Allstate Corp.                                        3,977        166,040
Clear Channel Communications Inc.+                    2,944        164,275
Household International Inc.                          2,559        163,827
Dow Chemical Co.                                      4,882        163,303
Cardinal Health Inc.                                  2,412        162,569
Compaq Computer Corp.                                 9,249        161,857
First Union Corp.                                     5,336        159,920
General Motors Corp. "A"                              2,903        159,113
Fifth Third Bancorp                                   2,938        157,947
Emerson Electric Co.                                  2,334        155,561
JDS Uniphase Corp.+                                   7,098        151,826
Gillette Co.                                          5,206        147,642
Safeway Inc.+                                         2,718        147,587

--------------------------------------------------------------------------------
page 36                                                                  iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                              Shares          Value
---------------------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------------------
Washington Mutual Inc.                                2,935     $   146,545
Baxter International Inc.                             1,606         146,387
MBNA Corp.                                            4,062         144,810
First Data Corp.                                      2,147         144,794
Electronic Data Systems Corp.                         2,212         142,674
Marsh & McLennan Companies Inc.                       1,476         142,345
Veritas Software Corp.+*                              2,236         133,288
Micron Technology Inc.+                               2,918         132,419
CVS Corp.                                             2,121         125,033
Lowe's Companies Inc.                                 1,931         121,653
MetLife Inc.*                                         4,155         120,495
Exelon Corp.                                          1,727         119,249
American General Corp.                                2,728         118,968
UnitedHealth Group Inc.                               1,792         117,340
AES Corp.+                                            2,406         114,694
Schwab (Charles) Corp.                                5,682         112,504
Mellon Financial Corp.                                2,631         107,687
Corning Inc.                                          4,806         105,588
Halliburton Co.                                       2,435         105,216
HCA - The Healthcare Company                          2,713         104,993
Illinois Tool Works Inc.                              1,653         104,767
International Paper Co.                               2,641         103,474
PNC Financial Services Group                          1,585         103,136
Sysco Corp.                                           3,657         102,835
Sprint Corp. (PCS Group)+*                            4,003         102,597
Williams Companies Inc.                               2,410         101,630
Kroger Co.+                                           4,453         100,593
Lehman Brothers Holdings Inc.                         1,362          99,086
Siebel Systems Inc.+                                  2,095          95,490
General Motors Corp. "H"+                             4,461          94,796
Caterpillar Inc.                                      1,868          93,774
Gannett Co. Inc.                                      1,434          92,565
Analog Devices Inc.+                                  1,955          92,491
State Street Corp.                                      889          92,260
AFLAC Inc.                                            2,896          92,093
Kohls Corp.+                                          1,494          91,224
Calpine Corp.+                                        1,599          91,127
Ciena Corp.+*                                         1,627          89,583
SunTrust Banks Inc.                                   1,402          89,027
Solectron Corp.+                                      3,493          88,897
Agilent Technologies Inc.+                            2,271          88,592
Dominion Resources Inc.                               1,289          88,284
CIGNA Corp.                                             826          88,134
Alltel Corp.                                          1,611          87,977
Anadarko Petroleum Corp.                              1,360          87,883

Security                                              Shares          Value
---------------------------------------------------------------------------
American Electric Power Inc.                          1,767      $   87,184
Transocean Sedco  Forex Inc.*                         1,597          86,685
Maxim Integrated  Products Inc.+                      1,704          86,648
Sara Lee Corp.                                        4,333          86,270
Costco Wholesale  Corp.+                              2,439          85,194
Xilinx Inc.+                                          1,792          85,066
Omnicom Group Inc.                                      966          84,863
Gap Inc. (The)                                        3,044          84,349
BEA Systems Inc.+                                     2,051          83,783
Linear Technology Corp.                               1,742          83,686
Providian Financial Corp.                             1,562          83,255
Voicestream Wireless Corp.+                             791          83,055
Waste Management Inc.                                 3,383          82,579
Sprint Corp. (FON Group)                              3,860          82,527
Southern Co.                                          3,527          82,497
Computer Associates International Inc.                2,480          79,831
BB&T Corp.*                                           2,231          79,022
Tenet Healthcare Corp.+                               1,746          77,941
Goldman Sachs Group Inc. (The)                          849          77,344
Hartford Financial Services Group Inc.                1,239          76,942
National City Corp.                                   2,824          76,841
Harley-Davidson Inc.                                  1,655          76,279
Juniper Networks Inc.+                                1,287          75,972
Mirant Corp.+                                         1,839          75,031
Heinz (H.J.) Co.                                      1,907          74,659
Cendant Corp.+*                                       4,182          74,189
Northern Trust Corp.                                  1,128          73,354
Union Pacific Corp.                                   1,286          73,161
Eastman Kodak Co.                                     1,678          72,993
Conoco Inc.  "A"                                      2,377          72,308
Baker Hughes Inc.                                     1,814          71,272
Tellabs Inc.+                                         2,018          70,852
Phillips Petroleum Co.*                               1,173          69,911
Wachovia Corp.                                        1,149          69,859
Quaker Oats Co.                                         714          69,258
Albertson's Inc.                                      2,071          69,171
Guidant Corp.+                                        1,677          68,757
McGraw-Hill Companies Inc.                            1,058          68,537
Lockheed Martin Corp.                                 1,932          67,929
Capital One Financial Corp.                           1,079          67,826
Sears, Roebuck and Co.                                1,836          67,657
Reliant Energy Inc.                                   1,358          67,289
General Dynamics Corp.                                  871          67,137
Southwest Airlines Co.                                3,666          66,758
Weyerhaeuser Co.                                      1,171          66,197
FedEx Corp.+                                          1,556          65,461
Hancock (John) Financial Services Inc.                1,720          63,898

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 37
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                             Shares         Value
-------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                    2,163  $     63,592
USA Education Inc.                                      890        63,279
Chubb Corp.                                             944        63,012
Paychex Inc.                                          1,813        62,657
Carnival Corp. "A"                                    2,364        62,646
Comverse Technology Inc.+                               902        61,787
TXU Corporation                                       1,402        61,632
Check Point Software Technologies Ltd.+                 982        61,601
ConAgra Foods Inc.                                    2,945        61,285
May Department Stores Co.                             1,633        60,829
General Mills Inc.                                    1,541        60,731
Occidental Petroleum Corp.                            2,013        60,632
Adobe Systems Inc.                                    1,330        59,744
ALZA Corp.+                                           1,293        59,116
Forest Laboratories Inc. "A"+                           962        58,826
FPL Group Inc.                                          970        58,103
Xcel Energy Inc.                                      1,837        57,314
Masco Corp.                                           2,481        57,063
Interpublic Group of Companies Inc.*                  1,671        56,730
KLA-Tencor Corp.+                                     1,011        55,565
Nextel Communications Inc. "A"+                       3,361        54,616
Concord EFS Inc.+                                     1,172        54,557
Avon Products Inc.                                    1,288        54,508
Burlington Resources Inc.                             1,148        54,197
Allergan Inc.                                           711        54,036
KeyCorp                                               2,323        53,847
USX-Marathon Group Inc.                               1,678        53,629
Biogen Inc.+                                            827        53,474
Altera Corp.+                                         2,114        53,463
Air Products & Chemicals Inc.                         1,243        53,437
Global Crossing Ltd.+                                 4,229        52,989
St. Paul Companies Inc.                               1,174        52,947
Pitney Bowes Inc.                                     1,381        52,575
Public Service Enterprise Group Inc.                  1,131        52,524
Genzyme Corp. - General Division+                       480        52,306
Advanced Micro Devices Inc.+*                         1,678        52,018
Deere & Co.                                           1,266        51,995
United Parcel Service Inc.                              899        51,648
Ralston Purina Group                                  1,685        51,207
Genentech Inc.+                                         971        50,977
VeriSign Inc.+*                                         991        50,818
Best Buy Co. Inc.+                                      922        50,756
Sanmina Corp.+                                        1,730        50,430
Scientific-Atlanta Inc.                                 873        50,398
Unocal Corp.                                          1,312        50,066
Loews Corp.                                             740   $    49,883
Progress Energy Inc.                                  1,127        49,858
Comerica Inc.                                           968        49,784
Tribune Co.                                           1,175        49,515
Marriott International Inc. "A"*                      1,079        49,505
Cox Communications Inc. "A"+*                         1,079        49,105
Entergy Corp.                                         1,211        49,045
Dynegy Inc. "A"                                         847        48,999
Stryker Corp.                                           823        48,796
PPG Industries Inc.                                     913        48,526
PeopleSoft Inc.+                                      1,309        48,485
TJX Companies Inc.                                    1,542        48,311
Apple Computer Inc.+                                  1,880        47,921
Equity Office Properties Trust                        1,677        47,878
Nabors Industries Inc.+                                 803        47,875
Federated Department Stores Inc.+                     1,097        47,149
Brocade Communications System Inc.+*                  1,215        46,158
Lincoln National Corp.                                  987        45,560
Rockwell International Corp.                          1,011        45,525
Zomax Optical Media Inc.                              1,269        45,303
McKesson HBOC Inc.                                    1,466        45,211
Delphi Automotive Systems Corp.                       3,034        45,207
Becton Dickinson & Co.                                1,397        45,193
IMS Health Inc.                                       1,607        44,112
Gemstar-TV Guide International Inc.+                  1,058        43,928
SouthTrust Corp.                                        919        43,698
Lexmark International Group Inc. "A"+                   711        43,677
Bed Bath & Beyond Inc.+                               1,538        43,556
Dover Corp.                                           1,109        43,329
Golden West Financial Corp.                             737        43,262
Consolidated Edison Inc.                              1,150        43,021
PP&L Resources Inc.                                     782        43,010
Apache Corp.                                            666        42,597
Applied Micro Circuits Corp.+                         1,627        42,335
MedImmune Inc.+                                       1,079        42,243
Norfolk Southern Corp.                                2,139        42,224
Novellus Systems Inc.+                                  763        42,079
Devon Energy Corp.                                      708        41,779
eBay Inc.+*                                             826        41,696
AON Corp.                                             1,248        41,484
Textron Inc.                                            781        41,409
Archer-Daniels-Midland Co.                            3,470        41,328
Ingersoll-Rand Co.                                      879        41,313
CSX Corp.                                             1,157        40,576
Progressive Corporation                                 347        40,530
Praxair Inc.                                            852        40,325
Staples Inc.+                                         2,466        40,122

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page 38                                                               iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                              Shares        Value
-------------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------------
Starbucks Corp.+                                       2,072  $    40,093
Newell Rubbermaid Inc.                                 1,476       39,793
Georgia-Pacific Corp.                                  1,217       39,565
AT&T Wireless Group+*                                  1,962       39,436
SunGard Data Systems Inc.+                               713       39,408
Campbell Soup Co.                                      1,288       39,207
Raytheon Co. "B"                                       1,327       39,186
Jefferson-Pilot Corp.                                    829       38,681
Millennium Pharmaceuticals Inc.+                       1,037       38,576
Nike Inc. "B"                                            921       38,507
Constellation Energy Group Inc.                          806       38,478
Biomet Inc.                                              897       38,329
CIT Group Inc. (The)                                   1,040       38,168
Starwood Hotels & Resorts Worldwide Inc.               1,057       38,147
MBIA Inc.                                                795       38,041
Electronic Arts Inc.+                                    666       37,709
Network Appliance Inc.+                                1,657       37,697
Wrigley (William Jr.) Co.                                780       37,682
BJ Services Co.+                                         458       37,670
Equity Residential Properties Trust                      717       37,635
FirstEnergy Corp.                                      1,242       37,633
Yahoo! Inc.+                                           1,861       37,555
Amerada Hess Corp.                                       428       37,450
Mattel Inc.                                            2,312       37,339
Fiserv Inc.+                                             668       36,967
Applera Corp. - Applied Biosystems Group               1,148       36,805
Human Genome Sciences Inc.+*                             573       36,804
Regions Financial Corp.                                1,207       36,753
Sabre Holdings Corp.+                                    734       36,597
Kerr-McGee Corp.                                         507       36,327
Waters Corp.+                                            695       36,279
PMC - Sierra Inc.+                                       872       36,275
IDEC Pharmaceuticals Corp.+                              736       36,211
Tosco Corp.                                              783       36,057
Tricon Global Restaurants Inc.+                          803       35,990
Stilwell Financial Inc.                                1,219       35,924
LSI Logic Corp.+*                                      1,747       35,761
Noble Drilling Corp.+                                    734       35,599
Atmel Corp.+                                           2,555       35,489
Teradyne Inc.+                                           895       35,353
Northrop Grumman Corp.                                   391       35,288
AmSouth Bancorp                                        2,052       35,192
Vitesse Semiconductor Corp.+                           1,032       34,985
Weatherford International Inc.+                          600       34,938
Symbol Technologies Inc.                               1,102       34,713
M&T Bank Corp.*                                          485  $    34,702
Broadcom Corp. "A"+*                                     833       34,619
UNUMProvident Corp.                                    1,154       34,516
Conseco Inc.*                                          1,771       33,702
Charter One Financial Inc.                             1,148       33,636
Xerox Corp.                                            3,718       33,611
Avery Dennison Corp.                                     599       33,586
NiSource Inc.                                          1,122       33,402
R.J. Reynolds Tobacco Holdings Inc.                      570       33,385
Johnson Controls Inc.                                    461       33,376
Echostar Communications Corp.+                         1,104       33,076
MGIC Investment Corp.                                    507       32,950
Limited Inc.                                           1,938       32,791
DTE Energy Co.                                           780       32,698
NTL Inc.+                                              1,124       32,697
Franklin Resources Inc.                                  742       32,388
Intuit Inc.+                                           1,010       32,360
Univision Communications Inc.+*                          738       32,258
BMC Software Inc.+                                     1,327       32,100
Ameren Corp.                                             757       31,771
Convergys Corp.+                                         870       31,755
Wellpoint Health Networks Inc.+                          323       31,735
Hershey Foods Corp.                                      523       31,594
Kellogg Co.                                            1,232       31,416
Cablevision Systems Corp.+*                              455       31,281
Computer Sciences Corp.+                                 873       31,105
Ambac Financial Group Inc.                               578       31,102
New York Times Co. "A"                                   755       30,978
RadioShack Corp.                                       1,011       30,967
Danaher Corp.                                            552       30,918
Sempra Energy                                          1,112       30,769
AMR Corp.+                                               806       30,717
Conoco Inc. "B"                                        1,011       30,623
Alamosa Holdings Inc.                                    598       30,594
IVAX Corporation+                                        760       30,438
Cinergy Corp.                                            872       30,241
Parker Hannifin Corp.                                    645       30,070
Clorox Co.                                               941       29,952
Telephone & Data Systems Inc.                            284       29,820
Healthsouth Corp.+                                     2,117       29,744
Delta Air Lines Inc.                                     667       29,368
Synovus Financial Corp.                                1,016       29,240
ADC Telecommunications Inc.+                           3,891       29,221
King Pharmaceuticals Inc.+                               693       29,196
KeySpan Corp.                                            734       29,140
Cintas Corp.*                                            665       29,134
Union Planters Corp.                                     763       29,002

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iShares Schedules of Investments                                      page 39
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                   Shares       Value
-------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------
Bear Stearns Companies Inc.                  576    $  28,973
Penney (J.C.) Company Inc.*                1,430       28,972
Mercury Interactive Corp.+                   436       28,841
Rohm & Haas Co. "A"                          837       28,768
Citrix Systems Inc.+                       1,011       28,712
Watson Pharmaceuticals Inc.+                 572       28,486
National Commerce Bancorp                  1,131       28,173
National Semiconductor Corp.+                966       27,821
ENSCO International Inc     .                713       27,736
Block (H & R) Inc.*                          503       27,665
Cadence Design Systems Inc.+               1,336       27,655
Chiron Corp.+                                576       27,654
Broadwing Inc.+                            1,113       27,602
Cincinnati Financial Corp.                   716       27,480
Eaton Corp.                                  372       27,383
i2 Technologies Inc.+                      1,560       27,160
Global Marine Inc.+                          944       27,140
Charter Communications Inc.+*              1,264       27,062
Torchmark Corp.                              714       27,053
Symantec Corp.+                              415       26,896
Kinder Morgan Inc.                           458       26,885
UST Inc.                                     892       26,849
EOG Resources Inc.                           577       26,767
Toys R Us Inc.+                            1,072       26,586
Rational Software Corp.+                   1,098       26,583
Countrywide Credit Industries Inc.           620       26,455
Kmart Corp.+                               2,639       26,390
St. Jude Medical Inc.+                       460       26,335
Fortune Brands Inc.                          834       25,979
Equifax Inc.                                 781       25,828
Amdocs Ltd.+*                                437       25,739
RF Micro Devices Inc.+                       874       25,678
Zions Bancorp                                481       25,632
Willamette Industries Inc.                   525       25,541
Tiffany & Co.                                783       25,385
Dollar General Corp.                       1,534       25,311
Genuine Parts Co.                            937       25,299
NVIDIA Corp.+*                               303       25,240
Boston Scientific Corp.+                   1,587       25,202
North Fork Bancorp                           946       25,116
Palm Inc.+                                 3,128       25,055
Thermo Electron Corp.+                       942       24,831
Gilead Sciences Inc.+                        506       24,784
Health Management Associates Inc. "A":+    1,379       24,712
USA Networks Inc.+                           986       24,699
American Tower Corp.+*                       917    $  24,576
NCR Corp.+                                   520       24,445
Robert Half International Inc.+              874       24,297
Openwave Systems Inc.+                       701       24,262
Marshall & Ilsley Corp.                      479       24,170
Level 3 Communications Inc.+*              1,677       23,864
Crown Castle International Corp.+            966       23,657
Jabil Circuit Inc.+                          814       23,639
Moody's Corp.                                751       23,581
TECO Energy Inc.                             735       23,513
First Tennessee National Corp.               711       23,228
Integrated Device Technology Inc.+           593       23,228
T Rowe Price Group Inc.                      665       23,115
Pinnacle West Capital Corp.                  460       23,087
Estee Lauder Companies Inc. "A"*             574       22,816
Ecolab Inc.                                  600       22,698
Adelphia Communications Corp. "A"+*          622       22,616
Family Dollar Stores Inc.                    879       22,423
Quest Diagnostics Inc.+                      182       22,422
Smith International Inc.+                    276       22,408
International Game Technology Inc.+          400       22,372
Nucor Corp.                                  441       22,372
Knight Ridder Inc.*                          412       22,310
Exodus Communications Inc.+*               2,323       22,301
CMS Energy Corp.                             710       22,223
GPU Inc.                                     667       22,218
Dime Bancorp Inc.                            666       22,211
Hilton Hotels Corp.                        2,001       22,111
Eastman Chemical Co.                         415       22,095
Harrah's Entertainment Inc.+*                638       22,011
Coca-Cola Enterprises Inc.                 1,204       21,829
Fluor Corp.                                  414       21,822
QLogic Corp.+                                505       21,659
Goodyear Tire & Rubber Co.*                  875       21,639
Ultramar Diamond Shamrock Corp.              479       21,608
DPL Inc.                                     693       21,476
Aetna Inc.+                                  760       21,424
Gateway Inc.+                              1,126       21,394
Amazon.com Inc.+*                          1,355       21,382
Unisys Corp.+                              1,769       21,299
McLeodUSA Inc. "A"+*                       2,396       21,205
TRW Inc.                                     550       21,153
Lam Research Corp.+                          711       21,046
Immunex Corp.+                             1,378       21,028
Compuware Corp.+                           2,040       20,971
Peregrine Systems Inc.+                      813       20,959
Leggett & Platt Inc.                       1,078       20,924

--------------------------------------------------------------------------------
  page 40                                                               i Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                     Shares        Value
----------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------
CenturyTel Inc.*                               759    $   20,630
Scripps (E.W.) Company                         320        20,550
Simon Property Group Inc.                      776        20,541
Microchip Technology Inc.+                     710        20,540
ITT Industries Inc.                            465        20,493
Avaya Inc.+                                  1,382        20,440
Huntington Bancshares Inc.                   1,355        20,420
DST Systems Inc.+                              413        20,287
Spieker Properties Inc.                        367        20,258
Pepsi Bottling Group Inc.                      506        20,250
AutoZone Inc.+                                 646        20,246
VF Corp.                                       496        20,133
Whirlpool Corp.                                361        20,133
Goodrich (B.F.) Co.                            508        20,015
SCI Systems Inc.+                              782        19,980
AmeriCredit Corp.+                             427        19,796
Extreme Networks Inc.+*                        600        19,740
Cooper Industries Inc.                         528        19,731
Phelps Dodge Corp.                             435        19,462
American Standard Companies Inc.+              322        19,400
PG&E Corp.                                   2,160        19,375
Jones Apparel Group Inc.+*                     483        19,194
International Rectifier Corp.+*                345        19,147
Micromuse Inc.+*                               385        19,058
PACCAR Inc.                                    392        19,020
Synopsys Inc.+                                 330        18,952
Radian Group Inc.                              244        18,910
Donnelley (R.R.) & Sons Co.                    678        18,876
ONI Systems Inc.+*                             525        18,863
SPX Corp.+*                                    167        18,806
Dow Jones & Co. Inc.                           345        18,723
Edwards (A.G.) Inc.                            458        18,627
SAFECO Corp.                                   696        18,583
AutoNation Inc.+                             1,712        18,575
Prologis Trust                                 896        18,458
PerkinElmer Inc.                               275        18,400
Caremark Rx Inc.+                            1,159        18,370
Abercrombie & Fitch Co. "A"+                   550        18,315
Engelhard Corp.                                711        18,280
Sigma-Aldrich Corp.                            397        18,278
Mylan Laboratories Inc.                        681        18,210
Vulcan Materials Co.                           392        18,122
Black & Decker Corp.                           454        18,096
Laboratory Corp. of America Holdings+          127        17,907
Darden Restaurants Inc.                        655        17,888
Utilicorp United Inc.                          506    $   17,862
BJ's Wholesale Club Inc.+                      394        17,848
Servicemaster Co.                            1,631        17,827
Sealed Air Corp.+*                             459        17,809
Greenpoint Financial Corp.                     483        17,774
Express Scripts Inc. "A"+                      208        17,659
TMP Worldwide Inc.+*                           366        17,656
Sunoco Inc.                                    463        17,603
National-Oilwell Inc.+*                        444        17,560
Andrx Group+                                   297        17,523
Cooper Cameron Corp.+                          277        17,468
Edison International                         1,763        17,366
Old Republic International Corp.               600        17,334
Archstone Communities Trust                    669        17,247
Newmont Mining Corp.                           946        17,246
Citizen Communications Co.+                  1,495        17,192
Neuberger Berman Inc.*                         240        17,167
Stanley Works (The)                            471        17,074
Allied Waste Industries Inc.+                1,070        17,034
Ocean Energy Inc.                              919        17,011
Circuit City Stores Inc.                     1,125        16,931
Rowan Companies Inc.+                          510        16,927
Affiliated Computer Services Inc. "A"+         235        16,920
Parametric Technology Corp.+                 1,461        16,655
Vishay Intertechnology Inc.+                   667        16,642
SEI Investment Co.                             414        16,606
Apartment Investment & Management Co. "A"      370        16,495
Murphy Oil Corp.                               201        16,482
Legg Mason Inc.                                342        16,372
Harcourt General Inc.                          298        16,336
PMI Group Inc. (The)                           254        16,332
Cypress Semiconductor Corp.+                   720        16,272
Raytheon Co. "A"                               552        16,256
Grainger (W.W.) Inc.                           418        16,210
Western Wireless Corp. "A"+                    364        16,209
Everest Re Group Ltd.                          252        16,090
Diamond Offshore Drilling Inc.*                366        16,075
Amerisource Health Corp. "A"+*                 296        15,984
Valero Energy Corp.                            331        15,941
CSG Systems International Inc.+                273        15,891
Astoria Financial Corp.                        274        15,854
Park Place Entertainment Corp.+              1,421        15,802
Republic Services Inc. "A"+                    877        15,786
TCF Financial Corp.                            415        15,782
Dana Corp.                                     802        15,743
Office Depot Inc.+                           1,656        15,732

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 41

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
Brinker International Inc.+                          547      $   15,699
AvalonBay Communities Inc.                           345          15,663
Sherwin-Williams Co.                                 741          15,546
SCANA Corp.                                          554          15,545
Pall Corp.                                           662          15,537
Molex Inc. "A"                                       488          15,470
Arrow Electronics Inc.+                              550          15,400
Westvaco Corp.                                       581          15,327
Fox Entertainment Group Inc. "A"+                    665          15,262
Federated Investors Inc. "B"                         519          15,129
Allmerica Financial Corp.                            299          15,099
American Water Works Inc.                            486          15,066
Helmerich & Payne Inc.                               294          15,062
Ashland Inc.                                         348          14,985
Compass Bancshares Inc.                              647          14,972
Protein Design Labs Inc.+                            233          14,970
Imclone Systems Inc.+*                               369          14,930
Redback Networks Inc.+                               783          14,908
WebMD Corp.+                                       1,709          14,885
Cytyc Corp.+                                         632          14,884
Santa Fe International Corp.                         391          14,858
Mead Corp.                                           526          14,833
Energy East Corp.                                    736          14,830
Cephalon Inc.+*                                      232          14,778
Niagara Mohawk Holdings Inc.+                        876          14,726
Lattice Semiconductor Corp.+                         594          14,630
Wisconsin Energy Corp.                               665          14,630
Abgenix Inc.+                                        390          14,625
Mercantile Bankshares Corp.                          387          14,532
Equitable Resources Inc.                             181          14,480
Health Net Inc.+                                     669          14,417
Duke-Weeks Realty Corp.                              625          14,400
Northeast Utilities*                                 805          14,369
Bisys Group Inc.+                                    298          14,364
Macrovision Corp.+                                   251          14,352
Millipore Corp.                                      250          14,338
Winn-Dixie Stores Inc.                               454          14,333
Hibernia Corp. "A"                                   873          14,247
Kimco Realty Corp.                                   323          14,212
Emulex Corp.+                                        395          14,184
Nextel Partners Inc. "A"+                            825          14,182
Ceridian Corp.+                                      783          14,094
Cabletron Systems Inc.+                              897          14,065
Lincare Holdings Inc.+                               281          14,013
Potomac Electric Power Co.                           641          14,012
MDU Resources Group Inc.                             350          14,000
Expeditors International Washington Inc.             279          13,958
Centex Corp.                                         323          13,937
Continental Airlines Inc. "B"+                       271          13,929
Rite Aid Corp.+*                                   1,906          13,895
Temple-Inland Inc.                                   272          13,872
Maytag Corp.                                         398          13,831
Enzon Inc.+                                          231          13,772
Liz Claiborne Inc.*                                  280          13,765
Crescent Real Estate Equities Co.                    571          13,584
Vornado Realty Trust                                 369          13,550
Bowater Inc.                                         279          13,531
Host Marriott Corp.                                1,049          13,522
Bergen Brunswig Corp. "A"                            735          13,450
Conexant Systems Inc.+                             1,241          13,341
Applera Corp. - Celera Genomics Group+*              322          13,282
Manpower Inc.                                        410          13,264
Public Storage Inc.                                  487          13,261
Apogent Technologies Inc.+                           576          13,248
Readers Digest Association Inc. (The) "A"            479          13,244
ICOS Corp.+                                          229          13,193
Smurfit-Stone Container Corp.+                       897          13,141
Lear Corp.+                                          365          13,140
Invitrogen Corp.+                                    185          13,044
Sovereign Bancorp Inc.                             1,227          13,018
Sonus Networks Inc.+                                 511          13,010
Alliant Energy Corp.*                                416          12,979
American Power Conversion Corp.+                     917          12,976
McCormick & Co. Inc.                                 330          12,969
Questar Corp.                                        401          12,900
Avnet Inc.                                           503          12,832
Georgia-Pacific (Timber Group)                       433          12,821
Wendy's International Inc.                           506          12,817
Tidewater Inc.                                       273          12,796
3Com Corp.+                                        1,955          12,747
TriQuint Semiconductor Inc.+                         437          12,686
Hillenbrand Industries Inc.                          251          12,675
Viad Corp.                                           507          12,604
ChoicePoint Inc.+                                    339          12,577
Bausch & Lomb Inc.                                   294          12,554
Visteon Corp.                                        759          12,546
American National Insurance Co.                      170          12,543
Energizer Holdings Inc.+                             526          12,529
Varian Medical Systems Inc.+                         180          12,402
Universal Health Services Inc. "B"+                  138          12,387
Quintiles Transnational Corp.+                       598          12,289
Galileo International Inc.                           503          12,283

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page 42                                                                  iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
Commerce Bancorp Inc.                                178      $   12,282
Molex Inc.*                                          304          12,279
Sonoco Products Co.                                  548          12,248
Trigon Healthcare Inc.+                              203          12,223
Tektronix Inc.+                                      505          12,221
Associated Bancorp                                   349          12,191
Bard (C.R.) Inc.                                     277          12,191
MCN Energy Group Inc.                                462          12,141
L-3 Communications Holdings Inc.+                    157          12,128
Viacom Inc. "A"+                                     231          12,128
Diebold Inc.                                         372          12,123
Vertex Pharmaceuticals Inc.+                         313          12,069
Beckman Coulter Inc.                                 339          12,051
Noble Affiliates Inc.                                277          12,041
Pactiv Corp.+                                        860          12,023
Apollo Group Inc. "A"+                               385          11,973
Grant Prideco Inc.+                                  596          11,920
First Health Group Corp.+                            229          11,908
NSTAR                                                294          11,854
Cabot Corp.                                          364          11,834
ICN Pharmaceuticals Inc.                             460          11,785
Barrett Resources Corp.+                             182          11,712
National Fuel Gas Co.                                208          11,690
Martin Marietta Materials Inc.                       254          11,676
Valley National Bancorp                              405          11,664
Oxford Health Plans Inc.+                            373          11,600
Micrel Inc.+                                         339          11,512
Newport News Shipbuilding Inc.                       178          11,508
Outback Steakhouse Inc.+                             394          11,422
Westwood One Inc.+                                   435          11,419
Dun & Bradstreet Corp.+                              410          11,386
Patterson Dental Co.+                                372          11,368
CH Robinson Worldwide Inc.                           416          11,257
E*trade Group Inc.+                                1,196          11,242
CheckFree Corp.+                                     281          11,195
Manor Care Inc.+                                     481          11,159
Autodesk Inc.                                        320          11,155
Boise Cascade Corp.                                  318          11,124
Golden State Bancorp Inc.                            373          11,115
First Virginia Banks Inc.                            253          11,097
Bemis Co.                                            295          11,095
Omnicare Inc.                                        499          11,078
Metris Companies Inc.                                369          11,070
Herman Miller Inc.                                   416          11,045
Washington Post Company (The) "B"                     19          11,039
Puget Energy Inc.                                    464          11,015
AMB Property Corp.                                   437          10,881
Varco International Inc.+                            461          10,778
Iron Mountain Inc.+                                  298          10,773
DeVry Inc.+                                          339          10,716
FirstMerit Corp.                                     434          10,711
Allied Capital Corp.                                 460          10,704
Harris Corp.                                         372          10,695
Centura Banks Inc.                                   224          10,651
Dollar Tree Stores Inc.+                             509          10,648
Liberty Property Trust                               368          10,617
Shaw Group Inc.+                                     186          10,602
Jack Henry & Associates Inc.                         376          10,599
Gentex Corp.+                                        392          10,584
Sycamore Networks Inc.+                            1,108          10,548
Semtech Corp.+*                                      366          10,530
Gallagher (Arthur J.) & Co.                          416          10,492
Pride International Inc.+                            392          10,439
Homestore.com Inc.+                                  326          10,416
Wilmington Trust Corp.                               180          10,404
KPMG Consulting Inc.+                                665          10,381
Fastenal Co.*                                        160          10,376
MGM Grand Inc.+*                                     345          10,374
Sepracor Inc.+*                                      392          10,333
Deluxe Corp.                                         395          10,266
Valassis Communications Inc.+                        290          10,252
Catalina Marketing Corp.+                            293          10,243
Commerce Bancshares Inc.                             302          10,238
International Flavors & Fragrances Inc.              414          10,234
Conectiv Inc.                                        457          10,191
FMC Corp.+                                           142          10,180
Six Flags Inc.+                                      464          10,180
Ross Stores Inc.                                     463          10,177
Callaway Golf Co.                                    418          10,141
Hasbro Inc.                                          826          10,118
Lyondell Chemical Co.                                644          10,117
McDATA Corporation "A"+                              440          10,045
Boston Properties Inc.                               254          10,036
Health Care Property Investors Inc.                  278          10,036
Amkor Technology Inc.+                               461          10,027
Minimed Inc.+                                        251          10,025
Capstone Turbine Corp.+*                             342          10,021
Williams Communications Group Inc.+                2,212           9,998
Eaton Vance Corp.                                    309           9,981
Dentsply International Inc.                          254           9,952
Allegiance Telecom Inc.+                             553           9,948
Pioneer Natural Resources Co.+                       520           9,937

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 43
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
RSA Security Inc.+                                   310      $    9,920
UAL Corp.                                            279           9,910
NICOR Inc.                                           252           9,876
Investors Financial Services Corp.                   138           9,873
SUPERVALU Inc.                                       722           9,870
Tech Data Corp.+                                     283           9,865
Medarex Inc.+                                        410           9,803
Commerce One Inc.+                                 1,058           9,755
Protective Life Corp.                                326           9,754
Nordstrom Inc.                                       530           9,747
Ariba Inc.+                                        1,260           9,740
Brown-Forman Corp. "B"                               160           9,728
U.S. Airways Group Inc.+                             348           9,709
Pacific Century Financial Corp.                      433           9,699
Coors (Adolf) Company "B"                            186           9,672
Brunswick Corp.                                      482           9,669
Precision Castparts Corp.                            258           9,639
Alkermes Inc.+                                       314           9,621
Wind River Systems Inc.+                             342           9,617
KEMET Corp.+                                         468           9,603
Polycom Inc.+                                        413           9,594
Marine Drilling Co. Inc.+                            320           9,590
True North Communications Inc.                       251           9,588
Lamar Advertising Co.+                               247           9,547
Transmeta Corp.+*                                    545           9,505
OGE Energy Corp.                                     431           9,504
Plum Creek Timber Co. Inc.*                          375           9,424
Rouse Co.                                            353           9,404
Webster Financial Corp.                              295           9,399
Manugistics Group Inc.+*                             276           9,362
Informatica Corp.+                                   369           9,317
Cross Timbers Oil Co.                                343           9,312
Snap-On Inc.                                         321           9,309
COR Therapeutics Inc.+*                              300           9,300
Belo (A.H.) Corp.                                    525           9,261
Metromedia Fiber Network Inc. "A"+                 1,818           9,254
Unitrin Inc.                                         249           9,250
SanDisk Corp.+                                       344           9,240
Western Resources Inc.                               372           9,214
Tyson Foods Inc. "A"                                 669           9,212
American Eagle Outfitters Inc.+                      247           9,193
Internet Security Systems Inc.+*                     184           9,180
UnionBanCal Corporation                              300           9,162
Quantum DLT & Storage Group+                         800           9,120
Time Warner Telecom Inc. "A"+                        180           9,117
General Growth Properties Inc.                       252           9,100
Cabot Microelectronics Corp.+*                       142           9,091
DQE Inc.                                             298           9,068
Teleflex Inc.                                        185           9,048
IndyMac Bancorp Inc.+                                395           9,045
Maxtor Corp.+                                      1,128           9,001
Cullen/Frost Bankers Inc.                            280           8,960
OSI Pharmaceuticals Inc.+                            174           8,933
Kansas City Power & Light Co.                        342           8,926
Novell Inc.+                                       1,866           8,919
USX-U.S. Steel Group Inc.                            484           8,910
Advent Software Inc.+                                159           8,901
ALLETE                                               365           8,895
MONY Group Inc.                                      253           8,895
Massey Energy Co.                                    394           8,869
Network Associates Inc.+                             804           8,868
Lennar Corp.                                         201           8,798
Barnes & Noble Inc.+                                 276           8,774
D.R. Horton Inc.                                     362           8,768
Mandalay Resort Group Inc.+                          367           8,720
Arden Realty Inc.                                    346           8,674
Finisar Corp.+                                       578           8,641
Lubrizol Corp.                                       295           8,641
Hormel Foods Corp.                                   419           8,640
Hanover Compressor Co.+                              237           8,627
Humana Inc.+                                         872           8,615
Sybase Inc.+                                         547           8,615
Mack-Cali Realty Corp.                               320           8,570
Security Capital Group "B"+                          414           8,570
Knight Trading Group Inc.+                           463           8,566
Rambus Inc.+*                                        503           8,551
Saks Inc.+                                           717           8,532
Pulte Corp.                                          182           8,514
Vignette Corp.+                                    1,264           8,469
Royal Caribbean Cruises Ltd.                         414           8,437
City National Corp.                                  218           8,426
Public Service Company of New Mexico                 233           8,418
Hospitality Properties Trust                         318           8,379
StanCorp Financial Group Inc.                        183           8,369
Labranche & Co. Inc.+                                232           8,352
Newfield Exploration Co.+                            232           8,352
Peoples Energy Corp.                                 210           8,348
Pentair Inc.                                         271           8,339
Navistar International Corp.+                        323           8,337
Hispanic Broadcasting Corp.+                         347           8,318
Entercom Communications Corp.+                       182           8,303


------------------------------------------------------------------------
page 44                                                         i Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
Varian Semiconductor Equipment Associates Inc.+      182     $     8,290
Investment Technology Group Inc.+                    170           8,288
Informix Corp.+                                    1,654           8,270
Highwoods Properties Inc.                            321           8,250
Fulton Financial Corp.                               410           8,247
Extended Stay America Inc.+                          520           8,242
DoubleClick Inc.+                                    667           8,231
CDW Computer Centers Inc.+                           203           8,205
Primedia Inc.+                                     1,104           8,203
Mohawk Industries Inc.+                              251           8,198
Dillards Inc. "A"                                    481           8,148
Henry Schein Inc.+                                   212           8,145
Houghton Mifflin Co.                                 178           8,101
Reynolds & Reynolds Co. "A"                          391           8,078
Medicis Pharmaceutical Corp. "A"+                    162           8,051
99 Cents Only Stores+                                277           8,027
NOVA Corporation+                                    353           7,999
Mentor Graphics Corp .+                              304           7,998
Heller Financial Inc."A"                             250           7,977
Axcelis Technologies Inc.+                           531           7,970
Cree Inc.+*                                          370           7,966
Borders Group Inc.+                                  428           7,961
AdvancePCS+                                          138           7,949
Smithfield Foods Inc.+                               229           7,946
CNF Transportation Inc.                              258           7,910
Venator Group Inc.+                                  597           7,904
Washington Federal Inc.                              309           7,883
DaVita Inc.+                                         445           7,832
Whole Foods Market Inc.+*                            161           7,825
Post Properties Inc.                                 212           7,814
Patterson-UTI Energy Inc.+*                          226           7,790
NetIQ Corp.+                                         265           7,780
Tekelec+                                             249           7,769
Homestake Mining Company                           1,246           7,763
IBP Inc.                                             488           7,759
UnitedGlobalCom Inc. "A"+*                           483           7,741
EarthLink Inc.+                                      706           7,724
Catellus Development Corp.+                          475           7,719
Affymetrix Inc.+                                     233           7,701
Crane Co.                                            273           7,682
Alberto-Culver Co.*                                  188           7,659
Cummins Engine Company Inc.                          185           7,659
Inhale Therapeutic Systems Inc.+                     230           7,659
Payless Shoesource Inc.+                             120           7,650
Westamerica Bancorp                                  209           7,649
Transatlantic Holdings Inc.                           70           7,631
RGS Energy Group Inc.                                205           7,626
Dean Foods Co.                                       206           7,622
Electronics For Imaging Inc.+                        274           7,617
Roslyn Bancorp Inc.                                  298           7,602
Transwitch Corp.+                                    438           7,599
Ball Corp.                                           165           7,590
CEC Entertainment Inc.+                              148           7,585
Vectren Corporation                                  335           7,584
AK Steel Holding Corp.                               584           7,574
Roper Industries Inc.                                181           7,566
Cytec Industries Inc.+                               231           7,556
Fidelity National Financial Inc.                     322           7,538
White Mountains Insurance Group Inc.                  24           7,536
Ethan Allen Interiors Inc.                           212           7,526
Clayton Homes Inc.                                   540           7,517
New Plan Excel Realty Trust                          477           7,513
Tootsie Roll Industries Inc.                         155           7,496
Fairchild Semiconductor Corp. "A"+                   414           7,493
Camden Property Trust                                225           7,492
Jacobs Engineering Group Inc.+                       113           7,449
Old National Bancorp                                 303           7,448
Techne Corp.+                                        232           7,447
BancWest Corporation                                 298           7,435
Montana Power Co.                                    596           7,426
Key Energy Services Inc.+                            562           7,402
GATX Corporation                                     185           7,372
Alliant Techsystems Inc.+                             78           7,348
Cablevision Systems Corporation-Rainbow Media Group  347           7,339
OM Group Inc.                                        134           7,337
Acxiom Corp.+                                        483           7,327
Suiza Foods Corp.+*                                  158           7,323
Renal Care Group Inc.+                               256           7,316
Andrew Corp.+                                        416           7,288
Reebok International Ltd.+                           284           7,279
Lone Star Technologies Inc.+*                        138           7,273
Hubbell Inc. "B"                                     263           7,264
Thomas & Betts Corp.                                 349           7,214
Service Corp. International+                       1,543           7,206
Great Lakes Chemical Corp.                           229           7,197
Coach Inc.+                                          221           7,169
Franchise Finance Corporation of America             285           7,168
Solutia Inc.                                         564           7,163
IDACorp Inc.                                         186           7,161
Louisiana-Pacific Corp.                              579           7,093


------------------------------------------------------------------------
iShares Schedules of Investments                                 page 45
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
Macromedia Inc.+                                     313      $    7,093
Commercial Federal Corp.                             323           7,074
Hercules Inc.*                                       592           7,074
Storage Technology Corp.+                            553           7,073
BRE Properties Inc. "A"                              250           7,062
BroadVision Inc.+                                  1,105           7,061
HCC Insurance Holdings Inc.                          250           7,050
Sierra Pacific Resources Corp.                       440           7,044
Plexus Corp.+                                        229           7,035
Rayonier Inc.                                        160           7,016
Hawaiian Electric Industries Inc.                    188           6,990
Waddell & Reed Financial Inc. "A"*                   229           6,966
Veeco Instruments Inc.+                              138           6,929
Chesapeake Energy Corp.+                             833           6,914
Scotts Co. (The) "A"+                                165           6,897
York International Corp.                             228           6,888
Williams-Sonoma Inc.+                                229           6,886
Intimate Brands Inc.                                 430           6,880
Newport Corp.*                                       182           6,872
Zale Corp.+                                          206           6,872
Silicon Valley Bancshares+                           274           6,866
Advanced Fibre Communications Inc.+                  437           6,857
Scholastic Corp.+                                    164           6,845
Michaels Stores Inc.+                                202           6,822
New York Community Bancorp                           202           6,818
Cheesecake Factory (The)+                            179           6,813
SkyWest Inc.                                         257           6,811
Black Box Corp.+                                     117           6,808
Consolidated Stores Corp.+                           615           6,765
Interwoven Inc.+                                     462           6,764
Orthodontic Centers of America Inc.+*                248           6,758
Pittston Brink's Group                               317           6,752
Pharmaceutical Product Development Inc.+             113           6,729
Allegheny Technologies Inc.                          367           6,694
Meredith Corp.                                       177           6,680
Markel Corp.+                                         34           6,673
Legato Systems Inc.+                                 503           6,655
Doral Financial Corp.                                205           6,642
Barr Laboratories Inc.+                              114           6,606
Corvis Corp.+*                                       964           6,603
Celgene Corp.+                                       373           6,591
Credence Systems Corp.+                              277           6,579
AptarGroup Inc.                                      208           6,569
InfoSpace Inc.+                                    1,493           6,569
PepsiAmericas Inc.                                   442           6,564
Respironics Inc.+                                    206           6,538
First Industrial Realty Trust                        212           6,519
Coherent Inc.+                                       165           6,517
Silicon Valley Group Inc.+                           206           6,512
Quanta Services Inc.+                                253           6,500
Raymond James Financial Inc.                         214           6,495
Adaptec Inc.+                                        577           6,485
First Midwest Bancorp Inc.                           228           6,450
Stillwater Mining Co.+                               211           6,450
CBRL Group Inc.                                      325           6,419
Power-One Inc.+                                      366           6,409
Netegrity Inc.+*                                     160           6,398
Harman International Industries Inc.                 201           6,382
LTX Corp.+                                           237           6,380
Borg-Warner Automotive Inc.                          143           6,368
Harte-Hanks Inc.                                     276           6,351
Independence Community Bank Corp.                    343           6,345
Fleming Companies Inc.                               215           6,342
Piedmont Natural Gas Co.                             178           6,328
AGL Resources Inc.                                   276           6,307
Community First Bankshares Inc.                      300           6,303
Furniture Brands International Inc.+                 278           6,302
Crompton Corp.                                       622           6,301
Colonial BancGroup Inc.                              506           6,300
Dial Corp.                                           481           6,277
FuelCell Energy Inc.+                                 91           6,270
Linens 'N Things Inc.+                               232           6,266
Sensormatic Electronics Corp.+                       432           6,264
Stone Energy Corp.+                                  126           6,262
Tupperware Corp.                                     284           6,254
Hudson United Bancorp                                263           6,249
Affiliated Managers Group Inc.+                      111           6,240
HON Industries Inc.                                  250           6,240
Hudson City Bancorp Inc.                             296           6,216
Cerner Corp.+                                        138           6,214
Powerwave Technologies Inc.+                         341           6,196
Sapient Corp.+                                       458           6,160
Cirrus Logic Inc.+                                   378           6,146
Exar Corp.+                                          210           6,111
Cognex Corp.+                                        206           6,079
IMC Global Inc.                                      506           6,072
Intersil Holding Corp.+                              188           6,061
Leucadia National Corp.                              189           6,057
ResMed Inc.+*                                        135           6,048
Myriad Genetics Inc.+                                114           6,037
Cleco Corp.                                          134           6,030
Kennametal Inc.                                      184           6,030

------------------------------------------------------------------------
                                                                i Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
Carlisle Companies Inc.                              163      $    6,023
VISX Inc.+                                           297           6,014
Jack in the Box Inc.+                                227           6,009
Spectrasite Holdings Inc.+                           599           6,002
National Service Industries Inc.                     249           6,001
Mercury Computer Systems Inc.+                       118           5,992
CarrAmerica Realty Corp.                             208           5,980
United States Cellular Corp.+                         90           5,940
Mueller Industries Inc.+                             183           5,920
Quest Software Inc.+                                 160           5,885
HRPT Properties Trust                                669           5,867
Talbots Inc. (The)*                                  140           5,859
Priority Healthcare Corp. "B"+                       168           5,843
Steris Corp.+                                        321           5,836
Cox Radio Inc. "A"+                                  226           5,831
RenaissanceRe Holdings Ltd.                           91           5,815
Flowserve Corp.+                                     205           5,801
Owens-Illinois Inc.+                                 736           5,800
Advanced Digital Information Corp.+*                 294           5,798
Forest Oil Corp.+                                    178           5,794
Pier 1 Imports Inc.                                  522           5,794
Powertel Inc.+                                        90           5,791
Trustmark Corp.                                      276           5,768
National Data Corp.                                  201           5,759
CommScope Inc.+                                      303           5,721
Sky Financial Group Inc.                             305           5,719
Orbotech Ltd.+                                       166           5,717
Alpha Industries Inc.+*                              232           5,700
C&D Technologies Inc.                                160           5,677
Mid Atlantic Medical Services Inc.+                  279           5,672
Scios Inc.+                                          208           5,660
Universal Corporation                                146           5,650
Citizens Banking Corp.                               225           5,646
PartnerRe Ltd.                                       115           5,638
Valspar Corp.                                        182           5,624
Atlantic Coast Airlines Holdings Inc.+               232           5,614
HNC Software Inc.+                                   206           5,609
XO Communications Inc. "A"+*                       1,426           5,604
National Instruments Corp.+                          160           5,600
KB HOME                                              185           5,591
LifePoint Hospitals Inc.+                            161           5,590
Brooks Automation Inc.+                               89           5,572
Nationwide Financial Services Inc.                   136           5,571
Incyte Genomics Inc.+                                345           5,563
Intermedia Communications Inc.+                      343           5,563
Emcore Corp.+                                        134           5,561
Avista Corp.                                         279           5,552
Insight Enterprises Inc.+                            207           5,527
Global Industries Ltd.+                              345           5,513
Aviron+                                              112           5,512
RealNetworks Inc.+                                   599           5,511
Matrixone Inc.+                                      229           5,505
MedQuist Inc.+                                       204           5,502
Lafarge Corp.                                        163           5,501
Cousins Properties Inc.                              211           5,497
ArvinMeritor Inc.                                    357           5,494
Greater Bay Bancorp                                  201           5,489
Foundry Networks Inc.+                               369           5,480
SeeBeyond Technology Corp.+                          369           5,480
Portal Software Inc.+                                621           5,465
SBA Communications Corp.+                            160           5,454
Provident Financial Group Inc.                       182           5,427
Timberland Co. "A"+                                  110           5,425
ON Semiconductor Corp.+                              918           5,416
Apria Healthcare Group Inc.+                         207           5,376
Millennium Chemicals Inc.                            320           5,376
Veritas DGC Inc.+                                    165           5,363
Southwest Bancorp of Texas Inc.+                     160           5,360
AVX Corp.                                            289           5,358
United Stationers Inc.+                              188           5,352
Reckson Associates Realty Corp.                      227           5,337
Electro Scientific Industries Inc.+                  148           5,303
CuraGen Corp.+*                                      161           5,297
Healthcare Realty Trust                              220           5,280
Pacific Sunwear of California Inc.+                  189           5,266
Invacare Corp.                                       149           5,260
Cymer Inc.+                                          160           5,256
Chris-Craft Industries Inc.+                          74           5,254
Western Digital Corp.+                               985           5,240
Varian Inc.+                                         162           5,236
Cabot Oil & Gas Corp. "A"                            181           5,235
Pennzoil-Quaker State Co.                            368           5,229
Freeport-McMoRan Copper & Gold Inc.+                 369           5,225
SonicWALL Inc.+                                      297           5,224
Northwest Airlines Corp. "A"+                        209           5,223
Earthgrains Company (The)                            232           5,220
Syncor International Corp.+                          148           5,218
Aeroflex Inc.+                                       348           5,189
Vintage Petroleum Inc.                               251           5,186
Tetra Tech Inc.+                                     212           5,177
TeleCorp PCS Inc.+                                   320           5,155
Coventry Health Care Inc.+                           251           5,153

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i Shares Schedules of Investments                                        page 47
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.+                     135      $    5,144
Olin Corp.                                           271           5,135
Donaldson Co. Inc.                                   185           5,121
Jeffries Group Inc.                                  159           5,112
IDEXX Laboratories Inc.+                             188           5,097
Getty Images Inc.+                                   202           5,086
Donnelley (R.H.) Corp.+                              178           5,073
First American Corp.                                 254           5,067
Ryder System Inc.                                    254           5,052
PacifiCare Health Systems Inc. "A"+                  142           5,025
Zebra Technologies Corp. "A"+                        116           5,018
Hollinger International Inc.                         322           5,017
Werner Enterprises Inc.                              252           5,015
ONEOK Inc.                                           116           5,014
Storage USA Inc.                                     148           4,995
TyCom Ltd.+                                          343           4,970
Titan Corp. (The)+                                   297           4,960
International Speedway Corp. "A"                     110           4,955
SICOR Inc.+                                          332           4,950
Copart Inc.+                                         216           4,949
Iomega Corp.+                                      1,446           4,902
Keane Inc.+                                          276           4,899
Toll Brothers Inc.+                                  138           4,899
O'Reilly Automotive Inc.+                            207           4,896
Comcast Corp.+*                                      113           4,876
Mercury General Corp.                                140           4,865
Downey Financial Corp.                               113           4,864
Emmis Communications Corp.+                          190           4,849
Leap Wireless International Inc.+                    139           4,846
eFunds Corp.+                                        248           4,836
Lancaster Colony Corp.                               160           4,827
Technitrol Inc.                                      160           4,813
CNA Financial Corp.+                                 136           4,802
Digital Lightware Inc.+*                             113           4,757
Longs Drug Stores Corp.                              160           4,744
Applebee's International Inc.                        113           4,735
Insituform Technologies Inc. "A"+                    137           4,725
Meristar Hospitality Corp.                           235           4,724
Ameritrade Holding Corp. "A"+                        690           4,706
Constellation Brands Inc.+                            72           4,698
Wiley (John) & Sons Inc. "A"                         251           4,681
Citadel Communications Corp.+                        183           4,668
Sybron Dental Specialties Inc.+                      233           4,660
Claire's Stores Inc.                                 244           4,648
Triton Energy Ltd.+                                  185           4,645
American Management Systems Inc.+                    220           4,631
Swift Transportation Co. Inc.+                       254           4,625
Western Gas Resources Inc.                           116           4,612
Biosite Diagnostics Inc.+                             93           4,599
FelCor Lodging Trust Inc.                            209           4,596
RPM Inc.                                             481           4,589
Silicon Storage Technology Inc.+                     461           4,582
Berkley (W.R.) Corp.                                 113           4,579
Briggs & Stratton Corp.                              113           4,576
GlobeSpan Inc.+*                                     208           4,576
Covance Inc.+                                        277           4,557
Infonet Services Corp. "B"+                          641           4,551
Superior Industries International Inc.               113           4,548
Trenwick Group Ltd.                                  227           4,540
St. Joe Company (The)                                182           4,475
CNET Networks Inc.+                                  364           4,466
NBTY Inc.+                                           359           4,452
Cubist Pharmaceuticals Inc.+                         143           4,450
iStar Financial Inc.                                 178           4,450
Tom Brown Inc.+                                      173           4,429
Anchor Gaming+                                        81           4,414
Nationwide Health Properties Inc.                    250           4,413
Chittenden Corp.                                     147           4,410
Staten Island Bancorp Inc.                           160           4,398
US Oncology Inc.+                                    490           4,386
Polaris Industries Partners LP "A"                   113           4,373
Inktomi Corp.+                                       596           4,369
UTStarcom Inc.+                                      174           4,343
Granite Construction Inc.                            169           4,340
Triad Hospitals Inc.+                                141           4,332
Sawtek Inc.+                                         176           4,330
Horace Mann Educators Corp.                          254           4,308
Krispy Kreme Doughnuts Inc.+                         106           4,308
CV Therapeutics Inc.+*                                91           4,305
Timken Co.                                           251           4,292
AnnTaylor Stores Corp.+                              156           4,251
Photronics Inc.+                                     148           4,249
Pegasus Communications Corp.+                        178           4,238
Blyth Inc.                                           185           4,236
Macerich Co. (The)                                   188           4,230
Province Healthcare Co.+                             165           4,227
Xoma Ltd.+                                           377           4,219
Shurgard Storage Centers Inc. "A"                    155           4,210
Federal Realty Investment Trust                      215           4,192
American Capital Strategies Ltd.                     158           4,187
Sylvan Learning Systems Inc.+                        207           4,186
NPS Pharmaceuticals Inc.+                            138           4,168


------------------------------------------------------------------------
page 48                                                         i Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
Cooper Tire & Rubber Co.                             346      $    4,166
THQ Inc.+                                            109           4,152
C-Cube Microsystems Inc.+                            260           4,147
Cable Design Technologies Corp.+                     279           4,146
Sotheby's Holdings Inc. "A"+                         229           4,145
Kaydon Corp.                                         161           4,125
Alexander & Baldwin Inc.                             182           4,108
Wolverine World Wide Inc.                            230           4,094
Avant! Corp.+                                        210           4,093
Rent-A-Center Inc.+*                                 113           4,091
UniSource Energy Corp.                               176           4,085
At Home Corp. "A"+                                 1,075           4,074
Marvell Technology Group Ltd.+                       161           4,057
Prentiss Properties Trust                            160           4,056
Kulicke & Soffa Industries Inc.+                     242           4,054
Newpark Resources Inc.+                              437           4,051
Maverick Tube Corp.+                                 165           4,026
Infocus Corp.+*                                      205           4,000
Tularik Inc.+                                        183           3,967
Charming Shoppes Inc.+                               647           3,953
Sonic Corp.+                                         141           3,930
Agile Software Corp.+                                206           3,928
Ferro Corp.                                          188           3,924
Corn Products International Inc.                     160           3,920
Bally Total Fitness Holding Corp.+*                  143           3,918
South Financial Group Inc. (The)                     236           3,918
Richmond County Financial Corp.                      116           3,914
McDATA Corp. "B"+*                                   140           3,907
El Paso Electric Co.+                                277           3,906
Helix Technology Corp.                               126           3,906
Hain Celestial Group Inc.+                           155           3,878
US Freightways Corp.                                 147           3,853
Reinsurance Group of America Inc.                    114           3,842
Kansas City Southern Industries Inc.+                299           3,830
webMethods Inc.+*                                    164           3,829
Delta & Pine Land Co.                                160           3,824
Wellman Inc.                                         205           3,823
Aspen Technology Inc.+*                              181           3,812
Dycom Industries Inc.+                               232           3,812
Meditrust Corp.+                                     810           3,807
American Financial Group Inc.                        143           3,802
Developers Diversified Realty Corp.                  251           3,795
Health Care REIT Inc.                                162           3,783
Dionex Corp.+                                        125           3,746
CTS Corp.                                            156           3,744
Virata Corp.+                                        275           3,740
Verity Inc.+                                         166           3,738
Waste Connections Inc.+                              131           3,727
Nordson Corp.                                        138           3,714
Airtran Holdings Inc.+                               399           3,711
Alpharma Inc. "A"*                                   164           3,710
DDi Corp.+                                           151           3,710
Centillium Communications Inc.+*                     133           3,697
Haemonetics Corp.+                                   113           3,672
Amphenol Corp. "A"+*                                  87           3,663
TIBCO Software Inc.+                                 321           3,659
Meridian Gold Inc.+                                  440           3,652
Asyst Technologies Inc.+                             196           3,636
Key3Media Group Inc.+                                362           3,620
Plantronics Inc.+                                    185           3,619
Overseas Shipholding Group Inc.                      119           3,606
Albany Molecular Research Inc.+                      114           3,594
Quiksilver Inc.+                                     131           3,559
Superior Energy Services Inc.+                       299           3,558
Loral Space & Communications Ltd.+                 1,500           3,555
Del Webb Corp.+                                      105           3,549
REMEC Inc.+                                          322           3,529
ATMI Inc.+                                           134           3,528
Owens & Minor Inc.                                   181           3,522
Kent Electronics Corp.+                              163           3,521
Regeneron Pharmaceuticals Inc.+                      113           3,504
CMGI Inc.+*                                        1,171           3,501
Perot Systems Corp. "A"+                             325           3,484
Parker Drilling Co.+                                 556           3,475
Immunomedics Inc.+                                   253           3,461
Performance Food Group Co.+                           64           3,454
Cell Therapeutics Inc.+                              138           3,443
Akamai Technologies Inc.+*                           364           3,440
Dole Food Co.                                        229           3,435
InterDigital Communications Corp.+                   279           3,401
Global Payments Inc.+                                160           3,384
Liberate Technologies Inc.+                          345           3,378
Stewart Enterprises Inc. "A"                         647           3,364
AXT Inc.+                                            107           3,363
Georgia Gulf Corp.                                   183           3,362
Duane Reade Inc.+*                                    99           3,353
Republic Bancorp Inc.                                253           3,352
Data Broadcasting Corp.                              465           3,348
Read-Rite Corp.+                                     600           3,324
Footstar Inc.+                                        91           3,321
Oak Technology Inc.+                                 297           3,309
Casey's General Store Inc.                           274           3,304


------------------------------------------------------------------------
iShares Schedules of Investments                                 page 49
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares           Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
PanAmSat Corp.+                                       90      $    3,300
Crown Cork & Seal Co. Inc.                           763           3,289
Evergreen Resources Inc.+                             77           3,276
MSC Industrial Direct Co. Inc. "A"+                  204           3,274
Wallace Computer Services Inc.                       182           3,258
Arbitron Inc.+                                       156           3,257
Modis Professional Services Inc.+                    625           3,250
Kopin Corp.+                                         461           3,241
GoTo.com Inc.+                                       182           3,240
Papa John's International Inc.+                      116           3,236
Modine Manufacturing Co.                             116           3,234
Sl Green Realty Corp.                                113           3,233
Cell Genesys Inc.+                                   204           3,227
Stericycle Inc.+                                      77           3,226
Viropharma Inc.+                                      87           3,222
LNR Property Corp.                                   113           3,221
Artesyn Technologies Inc.+                           212           3,214
Seacor Smit Inc.+                                     70           3,206
Core Laboratories NV+                                134           3,200
Trimeris Inc.+                                        91           3,200
Fuller (H. B.) Co.                                    77           3,183
Alaska Air Group Inc.+                               113           3,181
Intergraph Corp.+                                    241           3,167
Actuate Corp.+                                       253           3,165
FileNET Corp.+                                       226           3,164
Young Broadcasting Corp. "A"+                         79           3,160
Brandywine Realty Trust                              160           3,155
ADTRAN Inc.+                                         115           3,145
DMC Stratex Networks Inc.+                           410           3,145
Documentum Inc.+                                     210           3,144
Actel Corp.+                                         136           3,135
Oakley Inc.+                                         132           3,135
People's Bank                                        139           3,133
Tredegar Corporation                                 160           3,128
Trinity Industries Inc.                              160           3,120
Wisconsin Central Transportation Corp.+              194           3,116
CBL & Associates Properties Inc.                     113           3,113
Manitowoc Co. Inc.                                   113           3,108
EGL Inc.+                                            131           3,106
Internet Capital Group Inc.+*                      1,428           3,099
Elantec Semiconductor Inc.+                           93           3,089
Activision Inc.+                                     113           3,080
Springs Industries Inc. "A"                           69           3,074
Borland Software Corp+                               320           3,066
NCO Group Inc.+*                                     113           3,051
Input/Output Inc.+                                   274           3,041
Bob Evans Farms Inc.                                 160           3,040
Chelsea Property Group Inc.                           69           3,019
Intranet Solutions Inc.+*                             91           3,010
Ticketmaster Online-CitySearch Inc. "B"+             215           3,008
Kilroy Realty Corp.                                  113           3,000
Flowers Foods Inc.+                                  110           2,997
Petsmart Inc.+                                       672           2,990
Home Properties of NY Inc.                           105           2,977
Photon Dynamics Inc.+                                 96           2,976
Mills Corp.                                          140           2,971
Regis Corp.                                          160           2,960
ADVO Inc.+                                            91           2,957
Banta Corp.                                          113           2,949
Ligand Pharmaceuticals Inc. "B"+                     252           2,931
Bio-Technology General Corp.+                        368           2,929
American Greetings Corp. "A"                         254           2,924
Littelfuse Inc.+                                     109           2,921
Datascope Corp.                                       77           2,917
Power Integrations Inc.+                             155           2,892
New Focus Inc.+*                                     224           2,878
Vitria Technology Inc.+*                             599           2,875
Landstar System Inc.+                                 44           2,873
Oplink Communications Inc.+                          635           2,858
OfficeMax Inc.+                                      741           2,853
AirGate PCS Inc.+                                     72           2,851
Pharmacyclics Inc.+                                   95           2,850
Texas Regional Bancshares "A"                         79           2,844
Valuevision International Inc. "A"+                  160           2,840
Zygo Corp.+                                           77           2,826
Pixar Inc.+                                           86           2,808
Texas Industries Inc.                                 91           2,794
DuPont Photomasks Inc.+                               50           2,790
Hyperion Solutions Corp.+                            166           2,790
Ditech Communications Corp.+                         229           2,785
Selective Insurance Group Inc.                       113           2,785
Ohio Casualty Corp.                                  299           2,781
Safeguard Scientifics Inc.+                          557           2,757
Impath Inc.+*                                         88           2,753
Art Technology Group Inc.+                           300           2,742
Tesoro Petroleum Corp.+                              183           2,727
Bethlehem Steel Corp.+                               763           2,701
Vicor Corp.+                                         110           2,697
MRV Communications Inc.+                             355           2,694
Pharmacopeia Inc.+                                   138           2,691
Tower Automotive Inc.+                               252           2,671
Provident Bankshares Corp.                           119           2,655


------------------------------------------------------------------------
page 50                                                         i Shares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                                 Shares                Value
------------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------------
Aurora Biosciences Corp.+                                   114    $           2,645
TD Waterhouse Group Inc.+                                   235                2,634
Alliance Semiconductor Corp.+                               182                2,623
Enzo Biochem Inc.+*                                         118                2,620
Atlas Air Inc.+                                             103                2,616
Ultratech Stepper Inc.+                                      91                2,614
Meridian Resource Corp. (The)+                              346                2,609
Genesco Inc.+                                                91                2,603
AGCO Corp.                                                  299                2,601
Wausau-Mosinee Paper Corp.                                  189                2,601
Caliper Technologies Corp.+*                                113                2,599
Mentor Corp.                                                113                2,599
Transkaryotic Therapies Inc.+                               138                2,599
Prime Hospitality Corp.+                                    252                2,593
U.S. Industries Inc.                                        506                2,586
NextCard Inc.+                                              238                2,578
Harbor Florida Bancshares Inc.                              161                2,568
Silicon Graphics Inc.+                                      970                2,541
Nautica Enterprises Inc.+                                   138                2,535
Stewart & Stevenson Services Inc.                           113                2,526
Milacron Inc.                                               138                2,519
Station Casinos Inc.+                                       179                2,517
Northwest Natural Gas Co.                                   113                2,509
Echelon Corp.+*                                             138                2,506
AmerUs Group Co.                                             78                2,491
Hunt (J.B.) Transport Services Inc.+                        138                2,484
S1 Corp.+*                                                  373                2,480
Lone Star Steakhouse & Saloon Inc.                          205                2,470
Trans World Entertainment Corp.+*                           274                2,458
American Italian Pasta Co. "A"+                              69                2,456
Ryan's Family Steak Houses Inc.+                            205                2,456
MAF Bancorp Inc.                                             91                2,452
DSP Group Inc.+                                             113                2,450
Spherion Corporation+                                       299                2,443
Manufactured Home Communities Inc.                           91                2,439
UCBH Holdings Inc.                                           88                2,431
BE Aerospace Inc.+                                          113                2,429
Integrated Silicon Solution Inc.+                           162                2,427
Arthocare Corp.+*                                           129                2,423
WMS Industries Inc.+                                        116                2,421
JDN Realty Corp.                                            205                2,417
PSS World Medical Inc.+                                     531                2,416
Phillips-Van Heusen Corporation                             161                2,415
Kellwood Co.                                                113                2,413
Offshore Logistics Inc.+                                     91                2,412
Carpenter Technology Corp.                                   91    $           2,384
Benchmark Electronics Inc.+                                  93                2,371
Metro-Goldwyn-Mayer Inc.+                                   116                2,370
Fleetwood Enterprises Inc.                                  183                2,368
Clarent Corp.+                                              254                2,362
Aztar Corp.+                                                182                2,361
Maxygen Inc.+                                               160                2,358
Edwards (J.D.) & Co.+                                       298                2,354
IDX Systems Corp.+*                                         113                2,346
StorageNetworks Inc.+*                                      226                2,339
RFS Hotel Investors Inc.                                    161                2,317
Kaman Corp. "A"                                             139                2,314
Anaren Microwave Inc.+                                      136                2,312
Albany International Corp. "A"+                             116                2,299
First Sentinel Bancorp Inc.                                 208                2,286
Lexicon Genetics Inc.+                                      254                2,286
Esterline Technologies Corp.+                               117                2,281
Avanex Corp.+*                                              158                2,277
Structural Dynamics Research Corp.+                         138                2,277
Fremont General Corp.                                       531                2,273
SONICblue Inc.+                                             463                2,264
AMCORE Financial Inc.                                       113                2,260
Great Atlantic & Pacific Tea Co.                            182                2,257
Complete Business Solutions Inc.+                           208                2,219
Unifi Inc.+                                                 371                2,219
Terex Corp.+                                                113                2,215
Profit Recovery Group International Inc. (The)+             346                2,214
Seitel Inc.+                                                113                2,205
Zoran Corp.+                                                 97                2,178
Fossil Inc.+                                                116                2,176
UCAR International Inc.+                                    182                2,173
Proxim Inc.+                                                156                2,170
Cost Plus Inc.+                                              91                2,166
Oceaneering International Inc.+                              91                2,166
Forrester Research Inc.+                                     93                2,149
Handspring Inc.+*                                           141                2,147
Sirius Satellite Radio Inc.+*                               208                2,144
Stride Rite Corp.                                           288                2,143
Schulman (A.) Inc.                                          183                2,136
Cytogen Corp.+                                              531                2,124
E.piphany Inc.+*                                            233                2,116
Interface Inc. "A"                                          274                2,113
EntreMed Inc.+                                              107                2,103
Lands' End Inc.+                                             71                2,102
Atwood Oceanics Inc.+                                        47                2,099
Mastec Inc.+                                                142                2,082
Nuance Communications Inc.+*                                162                2,075

________________________________________________________________________________
iShares Schedules of Investments                                         page 51
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                              Shares                Value
---------------------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------------------
FirstFed Financial Corp.+                                 69   $            2,070
Yellow Corporation+                                      113                2,060
Sinclair Broadcast Group "A"+                            252                2,059
ProBusiness Services Inc.+                                91                2,052
Bowne & Co. Inc.                                         205                2,050
Sunrise Assisted Living Inc.+*                            91                2,048
Gene Logic Inc.+                                         113                2,045
Sterling Bancshares Inc.                                 113                2,037
Remedy Corp.+                                            116                2,033
Parexel International Corp.+                             161                2,021
Glenborough Realty Trust Inc.                            116                2,018
Ciber Inc.+                                              327                2,011
USG Corp.*                                               185                2,011
Xcelera.com Inc.+*                                       327                2,011
Dreyer's Grand Ice Cream Inc.                             78                2,007
ANADIGICS Inc.+                                          113                2,006
Calgon Carbon Corp.                                      246                2,005
MacDermid Inc.                                           116                2,004
Pre-Paid Legal Services Inc.+*                            91                2,002
Presidential Life Corp.                                  116                2,002
General Cable Corp.                                      168                2,001
Red Hat Inc.+                                            387                1,993
Intertrust Technologies Corp.+                           577                1,973
Noven Pharmaceuticals Inc.+                               91                1,954
Harmonic Inc.+                                           438                1,949
Ralcorp Holdings Inc.+                                   116                1,937
Champion Enterprises Inc.+                               240                1,932
Dendrite International Inc.+                             160                1,925
Tollgrade Communications Inc.+                            70                1,919
Interstate Bakeries Corp.                                136                1,908
IDT Corp.+                                                88                1,905
Robert Mondavi Corp. (The) "A"+                           44                1,899
IHOP Corp.+                                               91                1,893
East West Bancorp Inc.                                    91                1,889
Aspect Communications Corp.+                             356                1,873
Advanced Tissue Sciences Inc.+                           465                1,855
AnswerThink Consulting Group Inc.+                       370                1,854
Comdisco Inc.                                            599                1,845
Pediatrix Medical Group Inc.+                             69                1,845
Molecular Devices Corp.+                                  95                1,829
Brightpoint Inc.+                                        462                1,825
Guilford Pharmaceuticals Inc.+                            91                1,821
Avici Systems Inc.+                                      180                1,818
Multex.com Inc.+                                         113                1,808
IMRglobal Corp.+                                         211                1,802
Arkansas Best Corp.+                                      91   $            1,788
Cato Corp. "A"                                           101                1,781
APW Ltd.+                                                211                1,772
Ryerson Tull Inc.                                        161                1,761
ESS Technology Inc.+                                     254                1,750
Hutchinson Technology Inc.+                              113                1,750
Anchor BanCorp Wisconsin Inc.                            113                1,747
G&K Services Inc. "A"                                     91                1,743
Theragenics Corp.+                                       216                1,743
Internap Network Services Corp.+                         645                1,741
PRI Automation Inc.+                                      91                1,739
InterVoice-Brite Inc.+                                   167                1,735
Concurrent Computer Corp.+                               323                1,728
Regal-Beloit Corp.                                        91                1,720
Checkpoint Systems Inc.+                                 183                1,711
Aether Systems Inc.+                                     113                1,703
Airborne Inc.                                            185                1,695
Koger Equity Inc.                                        113                1,694
Russell Corp.                                             88                1,690
DiamondCluster International Inc. "A"+                    91                1,688
Roadway Express Inc.                                      69                1,684
Chesapeake Corp.                                          69                1,674
Guitar Center Inc.+                                       91                1,674
Dress Barn Inc.+                                          69                1,670
Wabash National Corp.                                    139                1,669
Silicon Laboratories Inc.+                                86                1,667
Ionics Inc.+                                              69                1,663
Stratos Lightwave Inc.+                                  209                1,662
Watts Industries Inc. "A"                                101                1,661
Winnebago Industries Inc.                                 91                1,661
SERENA Software Inc.+                                     86                1,656
Cohu Inc.                                                 91                1,647
Rural Cellular Corp. "A"+                                 44                1,646
Pinnacle Holdings Inc.+                                  185                1,637
Terayon Communications Systems Inc.+                     344                1,637
Trico Marine Services Inc.+                              113                1,636
ITC DeltaCom Inc.+                                       304                1,623
Scott Technologies Inc.+                                  69                1,622
Navigant Consulting Co.+                                 263                1,617
Casella Waste Systems Inc. "A"+                          177                1,611
Alexion Pharmaceuticals Inc.+                             69                1,610
Wild Oats Markets Inc.+                                  202                1,608
Priceline.com Inc.+                                      327                1,586
Equity Inns Inc.                                         201                1,584
Avid Technology Inc.+                                     91                1,579
Take-Two Interactive Software Inc.+*                     113                1,575
CACI International Inc. "A"+                              47                1,573

________________________________________________________________________________
page 52                                                                  iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                                 Shares                Value
------------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------------
AudioCodes Ltd.+                                         186    $           1,570
Novoste Corp.+                                            77                1,565
Hearst-Argyle Television Inc.+                            68                1,564
EMCOR Group Inc.+*                                        44                1,560
Stein Mart Inc.+                                         145                1,557
Plug Power Inc.+*                                         77                1,555
Park Electrochemical Corp.                                66                1,551
Ocwen Financial Corp.+                                   159                1,533
Three-Five Systems Inc.+                                  96                1,531
IGEN International Inc.+                                  69                1,520
Keynote Systems Inc.+                                    130                1,513
Chemed Corp.                                              44                1,509
Learning Tree International Inc.+                         71                1,499
Trimble Navigation Ltd.+                                  91                1,495
Allen Telecom Inc.+                                      113                1,484
Micros Systems Inc.+                                      69                1,478
Cambridge Technology Partners Inc.+                      487                1,476
Colonial Properties Trust                                 51                1,474
American Superconductor Corp.+                            94                1,466
Cheap Tickets Inc.+                                      139                1,459
RadiSys Corp.+                                            69                1,456
Kenneth Cole Productions "A"+                             51                1,448
Capital Automotive REIT                                   91                1,443
Children's Place Retail Stores Inc.+*                     63                1,439
Bay View Capital Corp.                                   277                1,435
OpenTV Corp.+                                            161                1,426
Electroglas Inc.+                                         91                1,425
SpeechWorks International Inc.+                          110                1,419
Natural Microsystems Corp.+*                             185                1,415
Steelcase Inc.                                           113                1,400
Presstek Inc.+                                           116                1,398
Dime Community Bancshares                                 47                1,382
MRO Software Inc.+                                        91                1,380
MP3.com Inc.+                                            437                1,377
Hughes Supply Inc.                                        91                1,376
Silicon Image Inc.+                                      323                1,373
United Therapeutics Inc.+                                114                1,368
JDA Software Group Inc.+                                  91                1,362
Pioneer-Standard Electronics Inc.                        113                1,356
Kos Pharmaceuticals Inc.+                                 69                1,355
RCN Corp.+*                                              298                1,341
Monaco Coach Corp.+                                       69                1,335
FreeMarkets Inc.+*                                       139                1,333
Stamps.com Inc.+                                         440                1,320
Visible Genetics Inc.+                                    87                1,320
Viewpoint Corp.+                                         255    $           1,308
Triarc Companies Inc.+                                    51                1,306
Astec Industries Inc.+                                    69                1,304
Pep Boys-Manny Moe & Jack Inc.                           272                1,303
Entrust Technologies Inc.+                               207                1,302
Adelphia Business Solutions Inc.+                        304                1,292
International Multifoods Corp.                            69                1,290
Sanchez Computer Associates Inc.+                        113                1,290
Caraustar Industries Inc.                                161                1,288
RTI International Metals Inc.+                            91                1,284
NABI Inc.+                                               203                1,279
Polymedica Industries Corp.+*                             47                1,277
AAR Corp.                                                113                1,269
Net.B@nk Inc.+                                           116                1,262
Cell Pathways Inc.+                                      216                1,253
WD-40 Company                                             69                1,243
Pacific Northwest Bancorp                                 69                1,232
Mail-Well Inc.+                                          255                1,229
Supergen Inc.+                                           113                1,220
Retek Inc.+                                               42                1,213
Imatron Inc.+                                            625                1,206
I-Stat Corp.+                                             69                1,203
Metasolv Inc.+                                           137                1,201
Modem Media Inc.+                                        327                1,194
Computer Horizons Corp.+                                 371                1,180
Tenneco Automotive Inc.                                  393                1,179
Mutual Risk Management Ltd.                              182                1,176
GBC Bancorp                                               47                1,168
Actuant Corp.                                             76                1,159
SLI Inc.                                                 164                1,156
Universal Access Inc.+                                   248                1,156
Inter-Tel Inc.                                           116                1,147
Orbital Sciences Corp.+                                  266                1,144
StarMedia Network Inc.+                                  465                1,139
ANTEC Corp.+                                             138                1,137
Digex Inc.+                                               91                1,136
FSI International Inc.+                                  113                1,130
Pinnacle Entertainment Inc.+                             113                1,129
Shopko Stores Inc.+                                      141                1,122
Covad Communications Group Inc.+                       1,131                1,120
PLX Technology Inc.+                                     228                1,106
Westpoint Stevens Inc.*                                  171                1,106
Sunrise Technologies International Inc.+                 440                1,100
Globix Corp.+                                            326                1,099
Global Telesystems Inc.+                               1,888                1,095
M-Systems Flash Disk Pioneers Ltd.+                      138                1,092
Elcor Corp.                                               69                1,087

________________________________________________________________________________
iShares Schedules of Investments                                         page 53
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001


Security                                             Shares               Value
-------------------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Digital Island Inc.+                                    439            $  1,084
Viant Corp.+                                            418               1,083
SpeedFam-IPEC Inc.+                                     174               1,070
Organogenesis Inc.+                                     116               1,061
USinternetworking Inc.+                                 625               1,056
OceanFirst Financial Corp.                               47               1,053
NUI Corp.                                                47               1,050
Talk America Holdings Inc.+                             509               1,049
CompuCredit Corp.+*                                      96               1,047
Southwest Securities Group Inc.*                         47               1,041
Auspex Systems Inc.+                                    255               1,028
ACTV Inc.+                                              276               1,021
PFF Bancorp Inc.                                         47               1,018
Symmetricom Inc.+                                        70               1,017
Systems & Computer Technology Corp.+                    116               1,017
LookSmart Ltd.+                                         533               1,013
eLoyalty Corp.+                                         318               1,005
Copper Mountain Networks Inc.+                          362               1,003
Puma Technology Inc.+                                   254                 998
Columbia Laboratories Inc.+                             166                 996
Cygnus Inc.+                                            149                 991
Jakks Pacific Inc.+                                      69                 989
Glenayre Technologies Inc.+                             487                 984
Polaroid Corp.                                          276                 980
Transaction Systems Architects Inc. "A"+                116                 979
Vans Inc.+                                               47                 979
Standard Microsystems Corp.+                             69                 966
Packeteer Inc.+                                         116                 959
Geron Corp.+                                             69                 955
Teletech Holdings Inc.+                                 140                 955
Microstrategy Inc.+*                                    210                 953
GoAmerica Inc.+                                         279                 940
Viasystems Group Inc.+                                  234                 936
Maxim Pharmaceuticals Inc.+                             116                 933
Digital River Inc.+                                     177                 929
APAC Customer Services Inc.+                            265                 927
Computer Network Technology Corp.+                       91                 919
Clarus Corp.+                                           141                 912
Cleveland-Cliffs Inc.                                    47                 904
Wave Systems Corp. "A"+                                 202                 899
BSB Bancorp Inc.                                         44                 895
Alliance Pharmaceutical Corp.+                          185                 888
Focal Communications Corp.+*                            135                 875
StarBase Corp.+                                         418                 857
Netro Corp.+                                            185                 849
C-COR.net Corp.+                                        116                 835
ePresence Inc.+                                         209                 834
CPI Corp.                                                44                 827
ITXC Corp.+                                             225                 815
Emisphere Technologies Inc.+                             47                 813
Siliconix Inc.+                                          27                 811
International Fibercom Inc.+                            206                 795
Methode Electronics Inc. "A"                            138                 789
Cyberonics Inc.+                                         69                 787
Hall Kinion & Associates Inc.+                           96                 782
Wireless Facilities Inc.+                               114                 770
Sangstat Medical Corp.+                                  69                 767
Valence Technology Inc.+                                138                 766
internet.com Corp.+                                     207                 762
Audiovox Corp. "A"+                                      91                 760
Federal-Mogul Corp.                                     255                 752
Aware Inc.+                                              91                 730
HI/FN Inc.+                                              44                 730
Primus Telecommunications Group Inc.+                   393                 719
Sorrento Networks Corp.+                                 99                 713
Micron Electronics Inc.+                                370                 707
Scient Corp.+                                           464                 691
InfoCure Corp.+                                         371                 686
PracticeWorks Inc.+                                      92                 685
F5 Networks Inc.+                                        91                 682
Catalytica Energy Systems Inc.+                          41                 676
PC-Tel Inc.+                                             71                 676
SilverStream Software Inc.+                              69                 666
Wolverine Tube Inc.+                                     47                 659
American Classic Voyages Co.+*                           69                 655
PurchasePro.com Inc.+*                                  232                 652
Next Level Communications Inc.+                          91                 642
EMS Technologies Inc.+                                   44                 638
Kana Communications Inc.+                               506                 638
E.W. Blanch Holdings Inc.                                47                 627
Pope & Talbot Inc.                                       47                 611
CacheFlow Inc.+                                         111                 608
Mercator Software Inc.+                                 304                 593
NaviSite Inc.+                                          326                 593
Concord Camera Corp.+                                    91                 587
ZixIt Corp.+*                                            47                 587
SportsLine.com Inc.+                                    149                 586
Medallion Financial Corp.                                47                 585
Network Plus Corp.+                                     182                 581
Uniroyal Technology Corp.+                               62                 570
P-Com Inc.+                                             531                 568
Hyseq Inc.+                                              47                 540

--------------------------------------------------------------------------------
  page 54                                                                iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                               Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------------------
VerticalNet Inc.+                                         276          $    533
Northfield Laboratories Inc.+*                             47               530
Genome Therapeutics Corp.+                                 69               511
SCM Microsystems Inc.+                                     47               503
Rare Medium Group Inc.+                                   418               493
Razorfish Inc. "A"+                                       511               480
WatchGuard Technologies Inc.+                              69               480
Motient Corp.+                                            440               471
Westell Technologies Inc.+                                326               466
General Magic Inc.+                                       396               459
Genzyme Transgenics Corp.+                                 72               453
Allscripts Healthcare Solutions Inc.+                      95               446
Mpower Communications Corp.+                              202               444
Open Market Inc.+                                         418               439
Wink Communications Inc.+                                  94               426
Zomax Inc.+                                                69               406
VA Linux Systems Inc.+                                    139               399
Extended Systems Inc.+                                     38               396
Inet Technologies Inc.+                                    47               391
Proxicom Inc.+                                             69               389
Selectica Inc.+*                                           90               353
Convera Corp.+                                             48               352
Ha-Lo Industries Inc.+                                    440               343
Broadbase Software Inc.+                                  277               338
Washington Group International Inc.+                      274               301
Allied Riser Communications Corp.+                        255               178
Jupiter Media Metrix Inc.+                                 69               104
PSINET Inc.+                                              879                62
World Access Inc.+                                        487                29
Winstar Communications Inc.+*                             481                17
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:$73,102,291)                                                   66,595,330
-------------------------------------------------------------------------------


Security                                              Principal           Value
-------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 4.09%
-------------------------------------------------------------------------------
Dreyfus Money Market Fund++                           $967,831       $  967,831
Federal National Mortgage Association
  Discount Note
  4.38%, 05/10/01++                                    163,271          163,271
Goldman Sachs Financial Square Prime
  Obligation Fund++                                    624,819          624,819
Providian Temp Cash Money Market Fund++                967,831          967,831
-------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,723,752)                                                    2,723,752
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.11%
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $73,540 and an
  effective yield of 4.21%.                             73,532           73,532
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $73,532)                                                          73,532
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 104.15%
(Cost $75,899,575)                                                   69,392,614
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (4.15%)                            (2,768,020)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                               $66,624,594
===============================================================================

*   Denotes all or part of security on loan. See Note 5.
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 55
iShares Dow Jones U.S. Basic Materials
Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                               Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.95%
-------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours                              33,141  $      1,497,642
Alcoa Inc.                                             34,299         1,419,979
Dow Chemical Co.                                       33,958         1,135,895
International Paper Co.                                18,212           713,546
Weyerhaeuser Co.                                        8,495           480,222
Air Products & Chemicals Inc.                           9,063           389,618
Praxair Inc.                                            6,276           297,043
Georgia-Pacific Corp.                                   8,889           288,981
Avery Dennison Corp.                                    4,412           247,381
Rohm & Haas Co. "A"                                     6,106           209,863
Willamette Industries Inc.                              3,778           183,800
Ecolab Inc.                                             4,353           164,674
Nucor Corp.                                             3,217           163,198
Eastman Chemical Co.                                    3,045           162,116
Phelps Dodge Corp.                                      3,099           138,649
Sigma-Aldrich Corp.                                     2,881           132,641
Engelhard Corp.                                         5,028           129,270
Newmont Mining Corp.                                    6,675           121,685
Mead Corp.                                              3,927           110,741
Westvaco Corp.                                          3,963           104,544
Bowater Inc.                                            1,985            96,273
Georgia-Pacific (Timber Group)                          3,172            93,923
Cabot Corp.                                             2,661            86,509
Boise Cascade Corp.                                     2,290            80,104
Lyondell Chemical Co.                                   4,657            73,161
USX-U.S. Steel Group Inc.                               3,524            64,877
Lubrizol Corp.                                          2,062            60,396
Cabot Microelectronics Corp.+                             933            59,731
Homestake Mining Company                                9,050            56,382
AK Steel Holding Corp.                                  4,231            54,876
Great Lakes Chemical Corp.                              1,708            53,682
Cytec Industries Inc.+                                  1,597            52,238
Solutia Inc.                                            4,107            52,159
OM Group Inc.                                             942            51,575
Hercules Inc.                                           4,298            51,361
Louisiana-Pacific Corp.                                 4,131            50,605
IMC Global Inc.                                         4,068            48,816
Allegheny Technologies Inc.                             2,619            47,771
Rayonier Inc.                                           1,065            46,700
Stillwater Mining Co.+                                  1,522            46,528
Crompton Corp.                                          4,469            45,271
Millennium Chemicals Inc.                               2,511            42,185
RPM Inc.                                                4,042            38,561
Olin Corp.                                              1,715            32,499


                                                    Shares or
Security                                            Principal             Value
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.+                   2,276         $   32,228
Ferro Corp.                                            1,394             29,093
Meridian Gold Inc.+                                    2,860             23,738
Wellman Inc.                                           1,263             23,555
Fuller (H. B.) Co.                                       543             22,448
Georgia Gulf Corp.                                     1,169             21,475
Wausau-Mosinee Paper Corp.                             1,536             21,135
Carpenter Technology Corp.                               762             19,964
Tredegar Corporation                                     976             19,081
Bethlehem Steel Corp.+                                 5,071             17,951
MacDermid Inc.                                           919             15,880
Schulman (A.) Inc.                                     1,124             13,117
Calgon Carbon Corp.                                    1,424             11,606
WD-40 Company                                            620             11,172
RTI International Metals Inc.+                           775             10,935
Ryerson Tull Inc.                                        999             10,929
Caraustar Industries Inc.                              1,038              8,304
Cleveland-Cliffs Inc.                                    425              8,173
Pope & Talbot Inc.                                       566              7,358
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $9,137,889)                                                    9,805,813
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.04%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $4,200 and an
  effective yield of 4.21%.                           $4,199              4,199
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $4,199)                                                            4,199
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.99%
(Cost 9,142,088)                                                      9,810,012
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.01%                                     791
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                                $9,810,803
-------------------------------------------------------------------------------
+  Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 56                                                                iShares

ISHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND
Schedule of Investments
April 30, 2001


Security                                    Shares                   Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.96%
--------------------------------------------------------------------------------
AOL Time Warner Inc.+*                       74,310             $3,752,655
Wal-Mart Stores Inc.                         49,516              2,561,958
Home Depot Inc.                              41,510              1,955,121
Viacom Inc. "B"+                             26,554              1,382,401
Walt Disney Co. (The)                        37,204              1,125,421
Ford Motor Company                           32,646                962,404
Walgreen Co.                                 18,187                778,040
Comcast Corp. "A"+                           16,224                712,396
AT&T - Liberty Media Group "A"+              42,540                680,640
McDonald's Corp.                             23,483                645,783
Target Corp.                                 16,004                615,354
Clear Channel Communications Inc.+            9,629                537,298
Cardinal Health Inc.                          7,932                534,617
General Motors Corp. "A"                      9,529                522,284
CVS Corp.                                     6,993                412,237
Lowe's Companies Inc.                         6,336                399,168
Gannett Co. Inc.                              4,720                304,676
Kohls Corp.+                                  4,929                300,965
Costco Wholesale Corp.+                       8,023                280,243
Omnicom Group Inc.                            3,171                278,572
Gap Inc. (The)                               10,030                277,931
Harley-Davidson Inc.                          5,428                250,177
Eastman Kodak Co.                             5,511                239,729
McGraw-Hill Companies Inc.                    3,489                226,017
Sears, Roebuck and Co.                        5,984                220,510
Southwest Airlines Co.                       12,082                220,013
Carnival Corp. "A"                            7,704                204,156
May Department Stores Co.                     5,329                198,505
Interpublic Group of Companies Inc.*          5,512                187,132
Best Buy Co. Inc.+                            3,027                166,636
Marriott International Inc. "A"               3,540                162,415
Tribune Co.                                   3,848                162,155
Cox Communications Inc. "A"+                  3,513                159,877
TJX Companies Inc.                            5,007                156,869
Federated Department Stores Inc.+             3,617                155,459
Delphi Automotive Systems Corp.              10,029                149,432
McKesson HBOC Inc.                            4,757                146,706
Bed Bath & Beyond Inc.+                       5,061                143,328
Staples Inc.+                                 8,113                131,999
Starbucks Corp.+                              6,752                130,651
Nike Inc. "B"                                 3,062                128,022
Starwood Hotels & Resorts Worldwide Inc.      3,471                125,268
Electronic Arts Inc.+                         2,183                123,601
Mattel Inc.                                   7,642                123,418
Tricon Global Restaurants Inc.+               2,618             $  117,339
Johnson Controls Inc.                         1,538                111,351
NTL Inc.+*                                    3,782                110,018
Echostar Communications Corp.+                3,607                108,066
Limited Inc.                                  6,384                108,017
Univision Communications Inc.+*               2,418                105,691
AMR Corp.+                                    2,691                102,554
RadioShack Corp.                              3,327                101,906
Cablevision Systems Corp.+                    1,470                101,063
New York Times Co. "A"                        2,452                100,606
Delta Air Lines Inc.                          2,198                 96,778
Penney (J.C.) Company Inc.                    4,668                 94,574
Charter Communications Inc.+*                 4,277                 91,571
Toys R Us Inc.+                               3,536                 87,693
Kmart Corp.+                                  8,622                 86,220
Tiffany & Co.                                 2,586                 83,838
Dollar General Corp.                          5,046                 83,259
Genuine Parts Co.                             3,082                 83,214
USA Networks Inc.+                            3,194                 80,010
Adelphia Communications Corp. "A"+*           2,048                 74,465
International Game Technology Inc.+           1,320                 73,828
Family Dollar Stores Inc.                     2,876                 73,367
Hilton Hotels Corp.                           6,612                 73,063
Knight Ridder Inc.*                           1,347                 72,940
Harrah's Entertainment Inc.+*                 2,090                 72,105
TRW Inc.                                      1,852                 71,228
Goodyear Tire & Rubber Co.*                   2,861                 70,753
Amazon.com Inc.+*                             4,374                 69,022
Leggett & Platt Inc.                          3,484                 67,624
Scripps (E.W.) Company                        1,052                 67,559
VF Corp.                                      1,641                 66,608
Whirlpool Corp.                               1,192                 66,478
Jones Apparel Group Inc.+*                    1,610                 63,981
AutoZone Inc.+                                2,040                 63,934
Dow Jones & Co. Inc.                          1,118                 60,674
Caremark Rx Inc.+                             3,824                 60,610
TMP Worldwide Inc.+*                          1,251                 60,348
BJ's Wholesale Club Inc.+                     1,304                 59,071
Darden Restaurants Inc.                       2,156                 58,880
Abercrombie & Fitch Co. "A"+                  1,768                 58,874
AutoNation Inc.+                              5,360                 58,156
Circuit City Stores Inc.                      3,706                 55,775
Harcourt General Inc.                           968                 53,066
Office Depot Inc.+                            5,502                 52,269
Dana Corp.                                    2,652                 52,059
Fox Entertainment Group Inc. "A"+             2,246                 51,546
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         Page 57
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                             Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Park Place Entertainment Corp.+                       4,628              $51,463
Amerisource Health Corp. "A"+*                          931               50,274
Brinker International Inc.+                           1,740               49,938
Continental Airlines Inc. "B"+                          908               46,671
Rite Aid Corp.+*                                      6,252               45,577
Centex Corp.                                          1,053               45,437
Liz Claiborne Inc.                                      924               45,424
Maytag Corp.                                          1,304               45,314
Wendy's International Inc.                            1,743               44,150
Bergen Brunswig Corp. "A"                             2,406               44,030
Readers Digest Association Inc. (The) "A"             1,519               42,000
Viacom Inc. "A"+                                        790               41,475
Lear Corp.+                                           1,140               41,040
Visteon Corp.                                         2,328               38,482
Westwood One Inc.+                                    1,422               37,328
Herman Miller Inc.                                    1,402               37,223
Washington Post Company (The) "B"                        63               36,603
Fastenal Co.+*                                          558               36,186
Gentex Corp.+                                         1,310               35,370
Dollar Tree Stores Inc.+                              1,683               35,208
MGM Grand Inc.+*                                      1,167               35,092
Outback Steakhouse Inc.+                              1,206               34,962
Hasbro Inc.                                           2,759               33,798
UAL Corp.                                               941               33,424
Valassis Communications Inc.+                           943               33,335
U.S. Airways Group Inc.+                              1,194               33,313
Callaway Golf Co.                                     1,364               33,091
Nordstrom Inc.                                        1,771               32,569
Ross Stores Inc.                                      1,463               32,157
Six Flags Inc.+                                       1,447               31,747
Brunswick Corp.                                       1,558               31,253
Lamar Advertising Co.+                                  807               31,191
True North Communications Inc.                          806               30,789
Hispanic Broadcasting Corp.+                          1,261               30,226
Royal Caribbean Cruises Ltd.                          1,450               29,551
Belo (A.H.) Corp.                                     1,664               29,353
Barnes & Noble Inc.+                                    900               28,611
Lennar Corp.*                                           651               28,494
D.R. Horton Inc.                                      1,172               28,386
Primedia Inc.+                                        3,778               28,071
American Eagle Outfitters Inc.+                         751               27,952
Venator Group Inc.+                                   2,093               27,711
Saks Inc.+                                            2,312               27,513
DoubleClick Inc.+                                     2,209               27,259
Mandalay Resort Group Inc.+                           1,144               27,181
Cablevision Systems Corporation - Rainbow
  Media Group+*                                       1,279               27,051
Extended Stay America Inc.+                           1,689               26,771
Borders Group Inc.+                                   1,429               26,579
99 Cents Only Stores+                                   908               26,314
Pulte Corp.                                             562               26,290
Houghton Mifflin Co.                                    571               25,986
CDW Computer Centers Inc.+                              634               25,626
Dillards Inc. "A"                                     1,508               25,546
CEC Entertainment Inc.+                                 493               25,266
Williams-Sonoma Inc.+                                   840               25,259
Coach Inc.+                                             777               25,206
Payless Shoesource Inc.+                                389               24,799
Clayton Homes Inc.                                    1,761               24,513
Ethan Allen Interiors Inc.                              682               24,211
Mohawk Industries Inc.+                                 732               23,907
Reebok International Ltd.+                              931               23,862
Entercom Communications Corp.+                          516               23,540
SkyWest Inc.                                            869               23,029
Intimate Brands Inc.                                  1,400               22,400
Scholastic Corp.+                                       517               21,580
Borg-Warner Automotive Inc.                             481               21,419
Consolidated Stores Corp.+                            1,947               21,417
Meredith Corp.                                          559               21,097
Furniture Brands International Inc.+                    909               20,607
HON Industries Inc.                                     817               20,392
Zale Corp.+                                             611               20,383
Harte-Hanks Inc.                                        860               19,789
Michaels Stores Inc.+                                   583               19,688
Priority Healthcare Corp. "B"+                          562               19,546
CBRL Group Inc.                                         980               19,355
Cheesecake Factory (The)+                               508               19,334
Cox Radio Inc. "A"+                                     748               19,298
KB HOME                                                 627               18,948
Linens 'N Things Inc.+                                  700               18,907
Jack in the Box Inc.+                                   707               18,714
Harman International Industries Inc.                    588               18,669
Pier 1 Imports Inc.                                   1,679               18,637
Chris-Craft Industries Inc.+                            260               18,460
Insight Enterprises Inc.+                               691               18,450
ArvinMeritor Inc.                                     1,179               18,145
Talbots Inc. (The)                                      432               18,079
O'Reilly Automotive Inc.+                               759               17,950
Applebee's International Inc.                           427               17,891
Timberland Co. "A"+                                     356               17,558

--------------------------------------------------------------------------------
page 58                                                                  iShares
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                          Shares               Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Northwest Airlines Corp. "A"+                        701              $17,518
Comcast Corp.+*                                      396               17,087
Emmis Communications Corp.+                          669               17,073
Atlantic Coast Airlines Holdings Inc.+               696               16,843
Polaris Industries Partners LP "A"                   431               16,680
Wiley (John) & Sons Inc. "A"                         893               16,654
Donnelley (R.H.) Corp.+                              581               16,559
Toll Brothers Inc.+                                  452               16,046
Cooper Tire & Rubber Co.                           1,329               16,001
Pegasus Communications Corp.+*                       669               15,929
Pacific Sunwear of California Inc.+                  569               15,852
Citadel Communications Corp.+                        612               15,612
International Speedway Corp. "A"                     339               15,272
Hollinger International Inc.                         977               15,222
Claire's Stores Inc.                                 788               15,011
Superior Industries International Inc.               358               14,410
AnnTaylor Stores Corp.+*                             526               14,334
THQ Inc.+                                            372               14,169
Anchor Gaming+                                       259               14,115
Alaska Air Group Inc.+                               482               13,568
Sonic Corp.+                                         482               13,433
Longs Drug Stores Corp.                              437               12,957
Wolverine World Wide Inc.                            699               12,442
Footstar Inc.+                                       338               12,337
Bob Evans Farms Inc.                                 648               12,312
American Greetings Corp. "A"                       1,061               12,212
Rent-A-Center Inc.+*                                 333               12,055
ADVO Inc.+                                           371               12,054
Modine Manufacturing Co.                             418               11,654
Activision Inc.+                                     426               11,613
Bally Total Fitness Holding Corp.+*                  417               11,426
Valuevision International Inc. "A"+                  639               11,342
Airtran Holdings Inc.+                             1,163               10,816
Young Broadcasting Corp. "A"+                        262               10,480
Duane Reade Inc.+*                                   309               10,466
Del Webb Corp.+                                      309               10,444
Genesco Inc.+                                        362               10,353
Quiksilver Inc.+                                     377               10,243
Metro-Goldwyn-Mayer Inc.+                            487                9,949
Charming Shoppes Inc.+                             1,627                9,941
Nautica Enterprises Inc.+                            518                9,516
Oakley Inc.+                                         394                9,358
Station Casinos Inc.+                                649                9,125
Cost Plus Inc.+                                      381                9,068
Pixar Inc.+                                          271              $ 8,848
Fleetwood EnterprisesInc.                            666                8,618
Kellwood Co.                                         400                8,540
Papa John's International Inc.+                      300                8,370
Aztar Corp.+                                         642                8,327
Tower Automotive Inc.+                               772                8,183
WMS Industries Inc.+                                 392                8,181
Petsmart Inc.+                                     1,801                8,014
Champion Enterprises Inc.+                           991                7,978
Take-Two Interactive Software Inc.+*                 562                7,834
OfficeMax Inc.+                                    1,930                7,431
Sinclair Broadcast Group "A"+                        886                7,239
Phillips-Van Heusen Corporation                      461                6,915
Ryan's Family Steak Houses Inc.+                     562                6,733
Prime Hospitality Corp.+                             649                6,678
Dress Barn Inc.+                                     272                6,582
Lands' End Inc.+                                     219                6,482
IHOP Corp.+                                          301                6,261
Interface Inc. "A"                                   812                6,261
Russell Corp.                                        319                6,125
Trans World Entertainment Corp.+*                    671                6,019
Hearst-Argyle Television Inc.+                       260                5,980
Guitar Center Inc.+                                  311                5,722
Unifi Inc.+                                          953                5,699
Kenneth Cole Productions "A"+*                       200                5,680
Stride Rite Corp.                                    753                5,602
Lone Star Steakhouse & Saloon Inc.                   459                5,531
Jakks Pacific Inc.+                                  380                5,445
Fossil Inc.+                                         278                5,215
Stein Mart Inc.+                                     467                5,016
Children's Place Retail Stores Inc.+*                208                4,751
Steelcase Inc.                                       382                4,733
Federal-Mogul Corp.                                1,524                4,496
Pep Boys - Manny Moe & Jack Inc.                     934                4,474
Vans Inc.+                                           213                4,439
Shopko Stores Inc.+                                  540                4,298
Cato Corp. "A"                                       238                4,196
Winnebago Industries Inc.                            227                4,143
American Classic Voyages Co.+*                       436                4,138
Tenneco Automotive Inc.                            1,258                3,774
Pinnacle Entertainment Inc.+                         339                3,387
Modem Media Inc.+                                    819                2,989
Concord Camera Corp.+                                438                2,825
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:$29,750,845)                                                 29,928,683
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 59
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                      Principal        Value
--------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 9.71%
--------------------------------------------------------------------
Dreyfus Money Market Fund++                 $ 1,032,856  $ 1,032,856

Federal National Mortgage Association
  Discount Note
  4.38%, 05/10/01++                             178,481      178,481
Goldman Sachs Financial Square Prime
  Obligation Fund++                             662,558      662,558
Providian Temp Cash Money Market Fund++       1,032,856    1,032,856
--------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,906,751)                                         2,906,751
--------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.08%
--------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $23,864 and an
  effective yield of 4.21%.                      23,861       23,861
--------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $23,861)                                               23,861
--------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 109 .75%
(Cost $32,681,457)                                        32,859,295
--------------------------------------------------------------------
Other Assets, Less Liabilities -- (9.75%)                 (2,919,759)
--------------------------------------------------------------------
NET ASSETS -- 100.00%                                    $29,939,536
====================================================================

*   Denotes all or part of security on loan. See Note 5.
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 60                                                                iShares
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                       Shares           Value
---------------------------------------------------------------------
COMMON STOCKS - 99.91%
---------------------------------------------------------------------
Philip Morris Companies Inc.                   38,754     $ 1,941,963
Coca-Cola Co.                                  37,482       1,731,294
Procter & Gamble Co.                           22,901       1,375,205
PepsiCo Inc.                                   25,359       1,110,978
Anheuser-Busch Companies Inc.                  15,903         635,961
Colgate-Palmolive Co.                          10,084         563,191
Kimberly-Clark Corp.                            9,445         561,033
Safeway Inc.+                                   8,795         477,569
Gillette Co.                                   16,813         476,817
Sysco Corp.                                    11,881         334,094
Kroger Co.+                                    14,356         324,302
Sara Lee Corp.                                 13,822         275,196
Cendant Corp.+                                 13,543         240,253
Heinz (H.J.) Co.                                6,117         239,481
Quaker Oats Co.                                 2,321         225,137
Albertson's Inc.                                6,710         224,114
General Mills Inc.                              5,003         197,168
ConAgra Foods Inc.                              9,434         196,322
Avon Products Inc.                              4,174         176,644
Ralston Purina Group                            5,425         164,866
eBay Inc.+                                      2,694         135,993
Archer-Daniels-Midland Co.                     11,106         132,272
Newell Rubbermaid Inc.                          4,691         126,469
Campbell Soup Co.                               4,128         125,656
Yahoo! Inc.+                                    6,114         123,381
Wrigley (William Jr.) Co.                       2,514         121,451
R.J. Reynolds Tobacco Holdings Inc.             1,782         104,372
Kellogg Co.                                     3,978         101,439
Hershey Foods Corp.                             1,670         100,885
Clorox Co.                                      3,062          97,463
Block (H & R) Inc.                              1,604          88,220
UST Inc.                                        2,880          86,688
Fortune Brands Inc.                             2,696          83,980
Estee Lauder Companies Inc. "A"                 1,938          77,036
Coca-Cola Enterprises Inc.                      3,924          71,142
Pepsi Bottling Group Inc.                       1,615          64,632
Winn-Dixie Stores Inc.                          1,436          45,335
McCormick & Co. Inc.                            1,045          41,069
Apollo Group Inc. "A"+                          1,278          39,746
Energizer Holdings Inc.+                        1,576          37,540
International Flavors & Fragrances  Inc.        1,387          34,287
DeVry Inc.+                                     1,049          33,159
Coors (Adolf) Company "B"                         621          32,292
Brown-Forman Corp. "B"                            527          32,042
SUPERVALU Inc.                                  2,308          31,550
Tyson Foods Inc. "A"                            2,139          29,454
Hormel Foods Corp.                              1,342          27,672
IBP Inc.                                        1,648          26,203
EarthLink Inc.+                                 2,365          25,873
Smithfield Foods Inc.+                            719          24,949
Tootsie Roll Industries Inc.                      499          24,132
Alberto-Culver Co.                                576          23,466
Whole Foods Market Inc.+                          479          23,279
Service Corp. International+                    4,965          23,187
Suiza Foods Corp.+                                471          21,831
Dial Corp.                                      1,657          21,624
Dean Foods Co.                                    583          21,571
Fleming Companies Inc.                            688          20,296
Scotts Co. (The) "A"+                             485          20,273
Tupperware Corp.                                  910          20,038
PepsiAmericas Inc.                              1,338          19,869
Universal Corporation                             477          18,460
Earthgrains Company (The)                         737          16,582
Lancaster Colony Corp.                            539          16,262
At Home Corp. "A"+                              4,102          15,547
Constellation Brands Inc.+                        226          14,746
Corn Products International Inc.                  576          14,112
Krispy Kreme Doughnuts Inc.+                      338          13,736
Sylvan Learning Systems Inc.+                     674          13,628
Blyth Inc.                                        595          13,625
Sotheby's Holdings Inc. "A"+                      735          13,304
Performance Food Group Co.+                       225          12,143
NBTY Inc.+                                        974          12,078
Regis Corp.                                       636          11,766
Hain Celestial Group Inc.+                        468          11,709
Dole Food Co.                                     735          11,025
Pre-Paid Legal Services Inc.+                     459          10,098
Ticketmaster Online-CitySearch Inc. "B"+          719          10,059
American Italian Pasta Co. "A"+                   275           9,790
Flowers Foods Inc.+                               349           9,510
Priceline.com Inc.+                             1,853           8,987
Casey's General Store Inc.                        728           8,780
Ralcorp Holdings Inc.+                            523           8,734
Springs Industries Inc. "A"                       194           8,643
Stewart Enterprises Inc. "A"                    1,606           8,351
GoTo.com Inc.+                                    401           7,138
Dreyer's Grand Ice Cream Inc.                     250           6,432
Robert Mondavi Corp. (The) "A"+                   145           6,257
Interstate Bakeries Corp.                         443           6,215
International Multifoods Corp.                    322           6,018

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 61
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
Schedule of Investments (continued)
April 30, 2001



                                              Shares or
Security                                      Principal          Value
----------------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------------
Cheap Tickets Inc.+                                 565    $     5,932
Learning Tree International Inc.+                   234          4,940
Great Atlantic & Pacific Tea Co.                    363          4,501
Triarc Companies Inc.+                              173          4,429
SportsLine.com Inc.+                                984          3,867
Westpoint Stevens Inc.                              584          3,778
Wild Oats Markets Inc.+                             396          3,152
Valence Technology Inc.+                            566          3,141
CPI Corp.                                           165          3,102
StarMedia Network Inc.+                           1,143          2,800
Stamps.com Inc.+                                    620          1,860
Delhaize Le Lion SA ADR+                              4            211
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $15,429,383)                                         14,178,852
----------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.07%
----------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $10,560 and an
  effective yield of 4.21%.                     $10,559         10,559
----------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $10,559)                                                 10,559
----------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.98%
(Cost $15,439,942)                                          14,189,411
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.02%                          2,806
----------------------------------------------------------------------
NET ASSETS -- 100.00%                                      $14,192,217
======================================================================
+  Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 62                                                                iShares
iShares Dow Jones U.S. Energy Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                      Shares           Value
--------------------------------------------------------------------
COMMON STOCKS - 99.99%
--------------------------------------------------------------------
Exxon Mobil Corp.                            142,906     $12,661,471
Chevron Corp.                                 60,581       5,849,701
Texaco Inc.                                   52,444       3,790,652
Schlumberger Ltd.                             45,124       2,991,721
El Paso Corp.                                 34,714       2,388,323
Phillips Petroleum Co.*                       32,067       1,911,193
Williams Companies Inc.                       41,052       1,731,163
Occidental Petroleum Corp.                    52,523       1,581,993
Conoco Inc. "A"                               47,008       1,429,983
Anadarko Petroleum Corp.*                     22,087       1,427,262
Baker Hughes Inc.                             31,061       1,220,387
Transocean Sedco Forex Inc.*                  21,948       1,191,337
Burlington Resources Inc.                     23,423       1,105,800
Unocal Corp.                                  27,833       1,062,107
USX-Marathon Group Inc.                       26,609         850,424
Kerr-McGee Corp.                              11,806         845,900
Murphy Oil Corp.                              10,014         821,148
Apache Corp.*                                 11,350         725,946
Devon Energy Corp.                            11,632         686,404
Nabors Industries Inc.+                       11,008         656,297
Tosco Corp.                                   13,815         636,181
Conoco Inc. "B"                               18,345         555,670
EOG Resources Inc.                            11,044         512,331
Amerada Hess Corp.                             5,838         510,825
Kinder Morgan Inc.                             8,648         507,638
BJ Services Co.+                               5,447         448,016
Noble Drilling Corp.+                          8,814         427,479
Weatherford International Inc.+                6,403         372,847
Helmerich & Payne Inc.                         6,222         318,753
Ashland Inc.                                   6,788         292,291
Ocean Energy Inc.                             15,436         285,720
Global Marine Inc.+                            9,933         285,574
Diamond Offshore Drilling Inc.*                6,380         280,210
ENSCO International Inc.                       6,900         268,410
Smith International Inc.+                      3,104         252,014
Noble Affiliates Inc.                          5,572         242,215
Grant Prideco Inc. +                          10,630         212,600
Newfield Exploration Co.+                      5,414         194,904
Cooper Cameron Corp.+                          3,046         192,081
Barrett Resources Corp.+                       2,626         168,983
National-Oilwell Inc.+*                        4,200         166,110

                                            Shares or
Security                                    Principal          Value
--------------------------------------------------------------------
Santa Fe International Corp.                    4,142    $   157,396
Louis Dreyfus Natural Gas Corp.+                3,724        141,884
Cabot Oil & Gas Corp. "A"                       4,748        137,312
Tidewater Inc.                                  2,826        132,455
Stone Energy Corp.+                             2,474        122,958
Massey Energy Co.                               5,103        114,868
Ultramar Diamond Shamrock Corp.                 2,436        109,888
Varco International Inc.+                       4,541        106,169
Tom Brown Inc.+                                 3,994        102,246
Evergreen Resources Inc.+                       2,306         98,120
Vintage Petroleum Inc.                          4,720         97,515
Lone Star Technologies Inc.+                    1,818         95,809
Cross Timbers Oil Co.                           3,426         93,016
Hanover Compressor Co.+*                        2,544         92,602
Veritas DGC Inc.+                               2,176         70,720
Chesapeake Energy Corp.+                        7,127         59,154
Rowan Companies Inc.+                           1,630         54,100
Forest Oil Corp.+                               1,609         52,373
Sunoco Inc.                                     1,332         50,643
Pennzoil-Quaker State Co.                       3,017         42,871
Pioneer Natural Resources Co.+                  1,856         35,468
Triton Energy Ltd.+                             1,140         28,625
Seacor Smit Inc.+                                 574         26,289
Pride International Inc.+                         888         23,647
Maverick Tube Corp.+                              852         20,789
Williams Communications Group Inc.+             3,544         16,019
Patterson-UTI Energy Inc.+*                       232          7,998
--------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $50,811,627)                                       54,150,998
--------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 5.71%
--------------------------------------------------------------------
Dreyfus Money Market Fund++                $1,099,755      1,099,755
Federal National Mortgage Association
  Discount Note
  4.38%, 05/10/01++                           276,123        276,123
Goldman Sachs Financial Square Prime
  Obligation Fund++                           619,389        619,389
Providian Temp Cash Money Market Fund++     1,099,755      1,099,755
--------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $ 3,095,022)                                        3,095,022
--------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 63
iShares Dow Jones U.S. Energy Sector Index Fund
Schedule of Investments (continued)
April 30, 2001


Security                                     Principal         Value
--------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.05%
--------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $26,613 and an
  effective yield of 4.21%.                  $ 26,609        $    26,609
--------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost:$26,609)                                                    26,609
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 105.75%
(Cost 53,933,258)                                            $57,272,629
--------------------------------------------------------------------------

Other Assets, Less Liabilities -- (5.75%)                     (3,116,598)
--------------------------------------------------------------------------

NET ASSETS -- 100.00%                                        $54,156,031
==========================================================================
*   Denotes all or part of security on loan. See Note 5.
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.


See notes to financial statements.


--------------------------------------------------------------------------------
page 64                                                                 iShares
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                       Shares            Value
---------------------------------------------------------------------------
COMMON STOCKS - 99.96%
---------------------------------------------------------------------------
Citigroup Inc.                                  135,284        $  6,649,209
American International Group Inc.                53,565           4,381,617
JP Morgan Chase & Co.                            52,236           2,506,283
Bank of America Corp.                            44,370           2,484,720
Fannie Mae                                       26,840           2,154,178
Wells Fargo & Company                            45,493           2,136,806
Morgan Stanley Dean Witter & Co.                 30,340           1,905,049
American Express Co.                             32,782           1,391,268
Merrill Lynch & Co. Inc.                         21,154           1,305,202
Bank One Corp.                                   31,997           1,208,527
Freddie Mac                                      18,329           1,206,048
FleetBoston Financial Corp.                      29,979           1,150,294
U.S. Bancorp                                     51,288           1,086,280
Bank of New York Co. Inc.                        20,601           1,034,170
Allstate Corp.                                   20,267             846,147
First Union Corp.                                27,198             815,124
Fifth Third Bancorp                              14,881             800,003
Household International Inc.                     12,393             793,400
MBNA Corp.                                       20,221             720,879
Marsh & McLennan Companies Inc.                   7,424             715,971
Washington Mutual Inc.                           14,209             709,455
MetLife Inc.*                                    22,357             648,353
American General Corp.                           14,823             646,431
Schwab (Charles) Corp.                           30,009             594,178
Mellon Financial Corp.                           14,038             574,575
PNC Financial Services Group                      8,278             538,649
Lehman Brothers Holdings Inc.                     7,242             526,856
SunTrust Banks Inc.                               7,194             456,819
Goldman Sachs Group Inc. (The)                    4,589             418,058
BB&T Corp.*                                      11,029             390,647
Wachovia Corp.                                    6,254             380,243
National City Corp.                              13,669             371,933
Capital One Financial Corp.*                      5,749             361,382
St. Paul Companies Inc.                           7,273             328,012
Hancock (John) Financial Services Inc.            8,753             325,174
USA Education Inc.                                4,321             307,223
Lincoln National Corp.                            6,510             300,502
Comerica Inc.                                     5,216             268,259
KeyCorp                                          11,211             259,871
Loews Corp.                                       3,756             253,192
Jefferson-Pilot Corp.                             5,369             250,518
Progressive Corporation                           2,142             250,186
AON Corp.                                         6,974             231,816
UNUMProvident Corp.                               7,543             225,611
MGIC Investment Corp.                             3,320             215,767
Golden West Financial Corp.                       3,647             214,079
SouthTrust Corp.                                  4,491             213,547
CIT Group Inc. (The)                              5,775             211,943
Franklin Resources Inc.                           4,712             205,679
Ambac Financial Group Inc.                        3,707             199,474
Conseco Inc.*                                     9,879             187,997
MBIA Inc.                                         3,881             185,706
Equity Residential Properties Trust               3,460             181,615
Radian Group Inc.                                 2,331             180,653
Regions Financial Corp.                           5,817             177,128
Torchmark Corp.                                   4,567             173,044
AmSouth Bancorp                                   9,888             169,579
M&T Bank Corp.*                                   2,349             168,071
Charter One Financial Inc.                        5,495             161,003
Countrywide Credit Industries Inc.                3,631             154,935
Union Planters Corp.                              3,856             146,567
Synovus Financial Corp.                           4,904             141,137
Spieker Properties Inc.                           2,464             136,013
National Commerce Bancorp                         5,410             134,763
Cincinnati Financial Corp.                        3,451             132,449
PMI Group Inc. (The)                              2,014             129,500
Dime Bancorp Inc.                                 3,874             129,198
Marshall & Ilsley Corp.                           2,537             128,017
Everest Re Group Ltd.                             1,964             125,401
Zions Bancorp                                     2,332             124,272
First Tennessee National Corp.                    3,783             123,591
North Fork Bancorp                                4,571             121,360
SAFECO Corp.                                      4,470             119,349
AmeriCredit Corp.+                                2,429             112,608
Old Republic International Corp.                  3,810             110,071
AvalonBay Communities Inc.                        2,331             105,827
Huntington Bancshares Inc.                        6,991             105,354
MONY Group Inc.                                   2,984             104,917
Neuberger Berman Inc.*                            1,447             103,504
Apartment Investment & Management Co. "A"         2,256             100,572
Simon Property Group Inc.                         3,632              96,139
Boston Properties Inc.                            2,424              95,772
TCF Financial Corp.                               2,482              94,390
Prologis Trust                                    4,374              90,104
Federated Investors Inc. "B"                      3,086              89,957
Nationwide Financial Services Inc.                2,125              87,040
Waddell & Reed Financial Inc. "A"*                2,825              85,937
SEI Investment Co.                                2,141              85,876
Bisys Group Inc.+                                 1,775              85,555
Greenpoint Financial Corp.                        2,282              83,978

---------------------------------------------------------------------------
iShares Schedules of Investments                                    page 65
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                       Shares            Value
-----------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------
Protective Life Corp.                            2,781        $  83,208
Metris Companies Inc.*                           2,730           81,900
Archstone Communities Trust                      3,173           81,800
City National Corp.                              2,013           77,802
Affiliated Managers Group Inc.+                  1,359           76,403
Banknorth Group Inc.                             3,856           76,310
Astoria Financial Corp.                          1,318           76,259
Duke-Weeks Realty Corp.                          3,176           73,175
StanCorp Financial Group Inc.                    1,599           73,122
Compass Bancshares Inc.                          3,159           73,099
Hibernia Corp. "A"                               4,444           72,526
Vornado Realty Trust                             1,950           71,604
Commerce Bancorp Inc.                            1,025           70,725
Homestore.com Inc.+*                             2,186           69,843
Mercantile Bankshares Corp.                      1,850           69,468
Kimco Realty Corp.                               1,531           67,364
Post Properties Inc.                             1,796           66,201
Wilmington Trust Corp.                           1,135           65,603
Host Marriott Corp.                              5,023           64,746
Eaton Vance Corp.                                1,990           64,277
Crescent Real Estate Equities Co.                2,696           64,138
Gallagher (Arthur J.) & Co.                      2,541           64,084
Fidelity National Financial Inc.                 2,725           63,792
Sovereign Bancorp Inc.                           6,010           63,766
Raymond James Financial Inc.                     2,075           62,976
UnionBanCal Corporation                          2,058           62,851
Investment Technology Group Inc.+                1,288           62,790
Security Capital Group "B"+                      3,012           62,348
Cullen/Frost Bankers Inc.                        1,933           61,856
Pacific Century Financial Corp.                  2,755           61,712
Public Storage Inc.                              2,259           61,513
American National Insurance Co.                    826           60,942
Investors Financial Services Corp.                 850           60,809
IndyMac Bancorp Inc.+                            2,640           60,456
RenaissanceRe Holdings Ltd.                        945           60,386
First Virginia Banks Inc.                        1,313           57,588
Valley National Bancorp                          1,937           55,786
Associated Bancorp                               1,595           55,713
PartnerRe Ltd.                                   1,122           55,012
HCC Insurance Holdings Inc.                      1,929           54,398
Centura Banks Inc.                               1,132           53,827
Golden State Bancorp Inc.                        1,789           53,312
AMB Property Corp.                               2,116           52,688
TD Waterhouse Group Inc.+                        4,657           52,205
FirstMerit Corp.                                 2,107           52,001
Allied Capital Corp.                             2,214           51,520
Horace Mann Educators Corp.                      3,037           51,508
Liberty Property Trust                           1,780           51,353
Markel Corp.+                                      261           51,221
Catellus Development Corp.+                      3,033           49,286
Health Care Property Investors Inc.              1,346           48,591
Labranche & Co. Inc.+                            1,321           47,556
Plum Creek Timber Co. Inc. *                     1,876           47,144
Commerce Bancshares Inc.                         1,386           46,985
Rouse Co.                                        1,723           45,901
Southwest Bancorp of Texas Inc.+                 1,341           44,924
Cousins Properties Inc.                          1,691           44,051
General Growth Properties Inc.                   1,219           44,018
Arden Realty Inc.                                1,731           43,396
Unitrin Inc.                                     1,157           42,983
Webster Financial Corp.                          1,286           40,972
Reinsurance Group of America Inc.                1,200           40,440
Mack-Cali Realty Corp.                           1,499           40,143
Transatlantic Holdings Inc.                        366           39,901
Highwoods Properties Inc.                        1,552           39,886
Hospitality Properties Trust                     1,498           39,472
Fulton Financial Corp.                           1,955           39,376
Hudson United Bancorp                            1,646           39,109
Washington Federal Inc.                          1,522           38,826
Westamerica Bancorp                              1,060           38,796
Jeffries Group Inc.                              1,206           38,773
Roslyn Bancorp Inc.                              1,505           38,393
Heller Financial Inc. "A"                        1,185           37,813
New Plan Excel Realty Trust                      2,343           36,902
Mercury General Corp.                            1,061           36,870
Doral Financial Corp.                            1,121           36,320
BancWest Corporation                             1,412           35,229
White Mountains Insurance Group Inc.               112           35,168
Colonial BancGroup Inc.                          2,793           34,773
Franchise Finance Corporation of America         1,363           34,279
BRE Properties Inc. "A"                          1,204           34,013
Camden Property Trust                            1,010           33,633
St. Joe Company (The)                            1,348           33,147
Trustmark Corp.                                  1,514           31,643
Commercial Federal Corp.                         1,440           31,536
First Industrial Realty Trust                    1,024           31,488
Leucadia National Corp.                            973           31,185
AmerUs Group Co.                                   967           30,876
Berkley (W.R.) Corp.                               762           30,876
HRPT Properties Trust                            3,518           30,853

-----------------------------------------------------------------------
page 66                                                        i/Shares
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                  Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
New York Community Bancorp                   882    $   29,768
CarrAmerica Realty Corp.*                  1,021        29,354
CNA Financial Corp.+                         819        28,919
First Midwest Bancorp Inc.                 1,022        28,912
Hudson City Bancorp Inc.                   1,376        28,896
American Financial Group Inc     .         1,077        28,637
Community First Bankshares Inc.            1,332        27,985
Independence Community Bank Corp.          1,500        27,750
NextCard Inc.+                             2,562        27,746
Sky Financial Group Inc.                   1,470        27,563
Provident Financial Group Inc.               895        26,689
Citizens Banking Corp.                     1,063        26,675
Downey Financial Corp.                       600        25,824
Reckson Associates Realty Corp.            1,091        25,649
Healthcare Realty Trust                    1,066        25,584
Home Properties of NY Inc.                   875        24,806
Staten Island Bancorp Inc.                   883        24,274
Storage USA Inc.                             716        24,165
Meristar Hospitality Corp.                 1,169        23,497
Prentiss Properties Trust                    905        22,942
FelCor Lodging Trust Inc.                  1,029        22,628
Nationwide Health Properties Inc.          1,249        22,045
iStar Financial Inc.                         841        21,025
Developers Diversified Realty Corp.        1,385        20,941
Richmond County Financial Corp.              614        20,716
Federal Realty Investment Trust            1,049        20,456
Macerich Co. (The)                           908        20,430
Shurgard Storage Centers Inc. "A"            741        20,126
Chittenden Corp.                             669        20,070
South Financial Group Inc. (The)           1,169        19,405
Kilroy Realty Corp.                          701        18,612
Chelsea Property Group Inc.                  422        18,462
Sl Green Realty Corp.                        645        18,453
LNR Property Corp.                           644        18,354
Health Care REIT Inc.                        771        18,003
Meditrust Corp.+                           3,823        17,968
American Capital Strategies Ltd.             659        17,463
Ocwen Financial Corp.+                     1,715        16,533
Selective Insurance Group Inc.               670        16,516
CBL & Associates Properties Inc.             583        16,062
MAF Bancorp Inc.                             586        15,793
Provident Bankshares Corp.                   691        15,462
People's Bank                                674        15,192


                                          Shares or
Security                                  Principal     Value
--------------------------------------------------------------
Republic Bancorp Inc .                     1,110    $   14,708
Texas Regional Bancshares "A"                394        14,184
Brandywine Realty Trust                      716        14,120
UCBH Holdings Inc.                           500        13,810
FirstFed Financial Corp.+                    460        13,800
Manufactured Home Communities Inc.           506        13,561
Mills Corp.                                  625        13,263
AMCORE Financial Inc.                        623        12,460
Glenborough Realty Trust Inc.                688        11,971
East West Bancorp Inc.                       574        11,916
Sterling Bancshares Inc.                     646        11,647
Net.B@nk Inc.+                             1,014        11,032
Presidential Life Corp.                      591        10,201
Harbor Florida Bancshares Inc.               607         9,682
Fremont General Corp.                      2,252         9,639
RFS Hotel Investors Inc.                     665         9,569
First Sentinel Bancorp Inc.                  869         9,550
Anchor BanCorp Wisconsin Inc.                591         9,137
Capital Automotive REIT                      548         8,691
JDN Realty Corp.                             725         8,548
PFF Bancorp Inc.                             379         8,205
Koger Equity Inc.                            510         7,645
Equity Inns Inc.                             964         7,596
Pacific Northwest Bancorp                    422         7,537
GBC Bancorp                                  293         7,281
Colonial Properties Trust                    249         7,196
Dime Community Bancshares                    233         6,850
BSB Bancorp Inc.                             282         5,736
OceanFirst Financial Corp.                   229         5,130
Medallion Financial Corp.                    387         4,818
--------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $54,364,160)                                 57,227,901
--------------------------------------------------------------
SHORT TERM INSTRUMENTS - 2.99%
--------------------------------------------------------------
Dreyfus Money Market Fund++            $ 608,125       608,125
Federal National Mortgage Association
  Discount Note
  4.38%, 05/10/01++                      105,086       105,086
Goldman Sachs Financial Square Prime
  Obligation Fund++                      390,101       390,101
Providian Tem Cash Money Market Fund++   608,125       608,125
--------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $ 1,711,437)                                  1,711,437
--------------------------------------------------------------

--------------------------------------------------------------
iShares Schedules of Investments                       page 67
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
April 30, 2001


Security                                       Principal        Value
---------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.00%
---------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $1,100 and an
  effective yield of 4.21%.                     $  1,100  $     1,100
---------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $1,100)                                                  1,100
---------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 102.95%
(Cost 56,076,697)                                          58,940,438
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.95%)                  (1,691,673)
---------------------------------------------------------------------
NET ASSETS -- 100.00% $                                    57,248,765
=====================================================================

*   Denotes all or part of security on loan. See Note 5.
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 68                                                                iShares
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                      Shares            Value
---------------------------------------------------------------------
COMMON STOCKS - 99.95%
---------------------------------------------------------------------
Pfizer Inc.                                  429,979    $  18,618,091
Merck & Co. Inc.                             156,831       11,914,451
Johnson & Johnson*                            89,449        8,630,040
Bristol-Myers Squibb Co.                     132,974        7,446,544
Lilly (Eli) and Company                       65,352        5,554,920
American Home Products Corp.                  89,121        5,146,738
Pharmacia Corporation                         87,679        4,582,105
Abbott Laboratories                           98,222        4,555,536
Amgen Inc.+                                   70,845        4,331,463
Schering-Plough Corp.                         99,435        3,832,225
Medtronic Inc.*                               82,187        3,665,540
Baxter International Inc.                     20,078        1,830,110
UnitedHealth Group Inc.                       22,230        1,455,620
HCA - The Healthcare Company                  33,637        1,301,752
CIGNA Corp.                                   10,352        1,104,558
Tenet Healthcare Corp.+                       21,831          974,536
Guidant Corp.+                                20,867          855,547
ALZA Corp.+                                   16,101          736,138
Forest Laboratories Inc. "A"+                 11,911          728,358
Allergan Inc.                                  8,814          669,864
Biogen Inc.+                                  10,253          662,959
Genzyme Corp. - General Division+*             5,927          645,865
Genentech Inc.+                               12,117          636,142
Stryker Corp.                                 10,173          603,157
Becton Dickinson & Co.                        17,454          564,637
MedImmune Inc.+                               13,553          530,600
Biomet Inc.                                   11,298          482,764
Millennium Pharmaceuticals Inc.+              12,888          479,434
Human Genome Sciences Inc.+*                   7,180          461,171
Applera Corp. - Applied Biosystems Group      14,354          460,189
IDEC Pharmaceuticals Corp.+                    9,217          453,476
Wellpoint Health Networks Inc.+                3,964          389,463
IVAX Corporation+                              9,232          369,742
Healthsouth Corp.+                            26,278          369,206
King Pharmaceuticals Inc.+                     8,639          363,961
Watson Pharmaceuticals Inc.+                   7,168          356,966
Chiron Corp.+                                  7,205          345,912
St. Jude Medical Inc.+                         5,777          330,733
Boston Scientific Corp.+                      19,680          312,518
Gilead Sciences Inc.+                          6,373          312,150
Health Management Associates Inc. "A"+        16,563          296,809
Quest Diagnostics Inc.+                        2,245          276,584
Aetna Inc.+                                    9,624          271,301
Immunex Corp.+                                17,252          263,266


Security                                      Shares            Value
---------------------------------------------------------------------
Mylan Laboratories Inc.                        8,474       $  226,595
Express Scripts Inc. "A"+                      2,634          223,627
Andrx Group+                                   3,673          216,707
Protein Design Labs Inc.+                      2,969          190,758
Abgenix Inc.+                                  4,939          185,212
Cytyc Corp.+                                   7,695          181,217
Health Net Inc.+                               8,370          180,373
Cephalon Inc.+*                                2,805          178,679
Imclone Systems Inc.+*                         4,369          176,770
Lincare Holdings Inc.+                         3,540          176,540
Enzon Inc.+                                    2,839          169,261
Apogent Technologies Inc.+                     7,215          165,945
ICOS Corp.+                                    2,842          163,728
Invitrogen Corp.+                              2,313          163,090
Hillenbrand Industries Inc.                    3,079          155,489
Trigon Healthcare Inc.+                        2,556          153,897
Vertex Pharmaceuticals Inc.+                   3,990          153,854
Varian Medical Systems Inc.+                   2,230          153,647
Bausch & Lomb Inc.                             3,580          152,866
Bard (C.R.) Inc.                               3,470          152,715
Quintiles Transnational Corp.+                 7,425          152,584
Universal Health Services Inc. "B"+            1,686          151,335
Beckman Coulter Inc.                           4,064          144,475
Oxford Health Plans Inc.+                      4,575          142,282
Omnicare Inc.                                  6,267          139,127
ICN Pharmaceuticals Inc.                       5,419          138,835
Manor Care Inc.+                               5,774          133,957
Sepracor Inc.+*                                5,040          132,854
Patterson Dental Co.+                          4,339          132,600
Minimed Inc.+                                  3,173          126,730
Dentsply International Inc.                    3,051          119,538
Alkermes Inc.+*                                3,882          118,944
Medarex Inc.+                                  4,938          118,068
COR Therapeutics Inc.+*                        3,614          112,034
OSI Pharmaceuticals Inc.+                      2,173          111,562
Henry Schein Inc.+                             2,803          107,691
Humana Inc.+                                  10,777          106,477
Affymetrix Inc.+*                              3,118          103,050
Inhale Therapeutic Systems Inc.+*              3,077          102,464
Medicis Pharmaceutical Corp. "A"+              2,027          100,742
DaVita Inc.+                                   5,565           97,944
Techne Corp.+                                  2,834           90,971
Renal Care Group Inc.+                         3,148           89,970
AdvancePCS+                                    1,547           89,107
VISX Inc.+                                     4,121           83,450
Celgene Corp.+                                 4,689           82,855

---------------------------------------------------------------------
iShares Schedules of Investments                              page 69
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                     Shares         Value
-----------------------------------------------------------------
COMMON STOCKS (continued)
-----------------------------------------------------------------
Barr Laboratories Inc.+                       1,362    $   78,928
Pharmaceutical Product Development Inc.+      1,320        78,606
Orthodontic Centers of America Inc.+*         2,836        77,281
Steris Corp.+                                 4,140        75,265
ResMed Inc.+*                                 1,670        74,816
Myriad Genetics Inc.+                         1,407        74,515
Coherent Inc.+                                1,857        73,351
Respironics Inc.+                             2,277        72,272
Incyte Genomics Inc.+                         4,374        70,531
LifePoint Hospitals Inc.+                     2,027        70,377
CuraGen Corp.+*                               2,102        69,156
Apria Healthcare Group Inc.+                  2,654        68,924
Scios Inc.+                                   2,521        68,601
Invacare Corp.                                1,926        67,988
Mid Atlantic Medical Services Inc.+           3,331        67,719
Aviron+                                       1,368        67,319
Syncor International Corp.+                   1,853        65,337
PacifiCare Health Systems Inc. "A"+*          1,781        63,030
SICOR Inc.+                                   4,188        62,443
IDEXX Laboratories Inc.+                      2,273        61,621
Cubist Pharmaceuticals Inc.+                  1,858        57,821
CV Therapeutics Inc.+*                        1,187        56,157
US Oncology Inc.+                             6,239        55,839
Coventry Health Care Inc.+                    2,671        54,836
Province Healthcare Co.+                      2,104        53,904
Delta & Pine Land Co.                         2,242        53,584
NPS Pharmaceuticals Inc.+                     1,714        51,763
Haemonetics Corp.+                            1,576        51,220
Regeneron Pharmaceuticals Inc.+               1,640        50,856
Xoma Ltd.+                                    4,544        50,847
Alpharma Inc. "A"*                            2,099        47,479
Sybron Dental Specialties Inc.+               2,352        47,040
Triad Hospitals Inc.+                         1,506        46,323
Albany Molecular Research Inc.+               1,429        45,056
Biosite Diagnostics Inc.+                       898        44,406
Tularik Inc.+                                 2,028        43,967
Owens & Minor Inc.                            2,229        43,376
Cell Therapeutics Inc.+                       1,709        42,640
Viropharma Inc.+                              1,096        40,596
Ligand Pharmaceuticals Inc. "B"+              3,394        39,472
Trimeris Inc.+                                1,085        38,159
Cell Genesys Inc.+                            2,339        37,003
Datascope Corp.                                 951        36,024


Security                                      Shares         Value
------------------------------------------------------------------
Immunomedics Inc.+                             2,588    $   35,404
Mentor Corp.                                   1,501        34,523
Enzo Biochem Inc.+*                            1,509        33,500
Impath Inc.+*                                  1,050        32,844
Pharmacyclics Inc.+                            1,089        32,670
Aurora Biosciences Corp.+                      1,403        32,550
Noven Pharmaceuticals Inc.+                    1,508        32,377
Gene Logic Inc.+                               1,676        30,336
Bio-Technology General Corp.+                  3,779        30,081
Pharmacopeia Inc.+                             1,509        29,425
Pediatrix Medical Group Inc.+                  1,082        28,933
Arthocare Corp.+*                              1,535        28,827
Sunrise Assisted Living Inc.+*                 1,264        28,453
Guilford Pharmaceuticals Inc.+                 1,358        27,174
Lexicon Genetics Inc.+                         3,015        27,135
Kos Pharmaceuticals Inc.+                      1,294        25,414
Alexion Pharmaceuticals Inc.+                  1,085        25,313
EntreMed Inc.+*                                1,268        24,916
Maxygen Inc. +                                 1,618        23,849
Transkaryotic Therapies Inc.+                  1,261        23,745
Polymedica Industries Corp.+*                    800        21,728
Cytogen Corp.+                                 5,354        21,416
Emisphere Technologies Inc.+                   1,229        21,262
Geron Corp.+                                   1,474        20,400
Novoste Corp.+                                   975        19,822
Organogenesis Inc.+                            2,164        19,801
I-Stat Corp.+                                  1,113        19,400
Supergen Inc.+                                 1,790        19,332
IGEN International Inc.+*                        809        17,822
Alliance Pharmaceutical Corp.+                 3,607        17,314
Theragenics Corp.+                             2,064        16,656
NABI Inc.+                                     2,630        16,569
Visible Genetics Inc.+                         1,048        15,898
Cyberonics Inc.+                               1,370        15,618
Sangstat Medical Corp.+*                       1,361        15,134
Imatron Inc.+                                  7,464        14,406
United Therapeutics Inc.+                      1,150        13,800
Advanced Tissue Sciences Inc.+                 3,435        13,706
Cygnus Inc.+                                   1,957        13,014
Columbia Laboratories Inc.+                    2,138        12,828
Genome Therapeutics Corp.+                     1,611        11,938
Cell Pathways Inc.+                            2,035        11,803
Northfield Laboratories Inc.+*                   977        11,011
Hyseq Inc.+                                      880        10,120

--------------------------------------------------------------------------------
  page 70                                                                iShares
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

                                                     Shares or
Security                                             Principal        Value
----------------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------------
Genzyme Transgenics Corp.+                           1,573     $      9,894
Sunrise Technologies International Inc.+             3,753            9,382
----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost:$110,948,886)                                             108,217,748
----------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 4.52%
Dreyfus Money Market Fund++                    $ 1,740,147        1,740,147
Federal National Mortgage Association
 Discount Note
 4.38%, 05/10/01++                                 300,704          300,704
Goldman Sachs Financial Square Prime
 Obligation Fund++                               1,116,270        1,116,270
Providian Temp Cash Money Market Fund++          1,740,147        1,740,147
----------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost:$ 4,897,268)                                                4,897,268
----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
----------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due
  05/01/01, with a maturity value of
  $61,420 and an effective yield of 4.21%.          61,413           61,413
----------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost:$ 61,413)                                                      61,413
----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 104.53%
(Cost $115,907,567)                                             113,176,429
----------------------------------------------------------------------------

Other Assets, Less Liabilities -- (4.53%)                        (4,907,000)
----------------------------------------------------------------------------

NET ASSETS -- 100.00%                                          $108,269,429
============================================================================

*   Denotes all or part of security on loan. See Note 5.
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.


See notes to financial statements.


-----------------------------------------------------------------------------
iShares Schedules of Investments                                    page 71
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments
April 30, 2001


Security                                       Shares            Value
----------------------------------------------------------------------------

COMMON STOCKS - 99.91%
----------------------------------------------------------------------------
General Electric Co.                           226,880         $ 11,010,485
Tyco International Ltd.                         57,923            3,091,351
Minnesota Mining & Manufacturing Co.            15,592            1,855,604
Boeing Co.                                      29,072            1,796,650
Honeywell International Inc.                    27,197            1,329,389
United Technologies Corp.                       16,894            1,319,084
Automatic Data Processing Inc.                  23,087            1,252,470
Emerson Electric Co.                            17,254            1,149,979
First Data Corp.                                14,276              962,773
Electronic Data Systems Corp.                   14,195              915,578
JDS Uniphase Corp.+                             40,598              868,391
Illinois Tool Works Inc.                        11,641              737,807
Caterpillar Inc.                                14,124              709,025
Union Pacific Corp.                              9,621              547,339
Solectron Corp.+                                20,758              528,291
Agilent Technologies Inc.+                      13,121              511,850
Waste Management Inc.                           20,940              511,145
Concord EFS Inc.+                               10,815              503,438
Lockheed Martin Corp.                           12,559              441,574
Burlington Northern Santa Fe Corp.              14,667              431,210
General Dynamics Corp.                           5,593              431,108
FedEx Corp.+                                     9,893              416,199
Deere & Co.                                     10,061              413,205
Masco Corp.                                     17,897              411,631
Paychex Inc.                                    11,284              389,975
PPG Industries Inc.                              6,582              349,833
United Parcel Service Inc.*                      5,852              336,197
Rockwell International Corp.                     7,274              327,548
Equifax Inc.                                     9,014              298,093
Textron Inc.                                     5,578              295,746
Dover Corp.                                      7,413              289,626
Gemstar-TV Guide International Inc.+             6,906              286,737
CSX Corp.                                        7,718              270,670
ChoicePoint Inc.+                                7,240              268,604
IMS Health Inc.                                  9,588              263,191
Dun & Bradstreet Corp.+                          9,352              259,705
Ingersoll-Rand Co.                               5,391              253,377
Norfolk Southern Corp.                          12,513              247,007
Raytheon Co. "B"                                 7,956              234,941
Waters Corp.+                                    4,318              225,400
Danaher Corp.                                    3,906              218,775
Temple-Inland Inc.                               4,237              216,087
Sabre Holdings Corp.+                            4,161              207,467
Fiserv Inc.+                                     3,685              203,928
Symbol Technologies Inc.                         6,457              203,396
PACCAR Inc.                                      4,161              201,892
Computer Sciences Corp.+                         5,117              182,319
Cintas Corp.*                                    3,976              174,189
Eaton Corp.                                      2,329              171,438
Convergys Corp.+                                 4,366              159,359
NOVA Corporation+                                6,906              156,490
Thermo Electron Corp.+                           5,626              148,301
Cooper Industries Inc.                           3,880              144,996
Parker Hannifin Corp.                            3,027              141,119
Northrop Grumman Corp.                           1,560              140,790
Robert Half International Inc.+                  4,984              138,555
Exodus Communications Inc.+*                    12,957              124,387
Donnelley (R.R.) & Sons Co.                      4,437              123,526
Moody's Corp.                                    3,921              123,119
DST Systems Inc.+                                2,503              122,947
ITT Industries Inc.                              2,755              121,413
Vulcan Materials Co.                             2,580              119,273
Fluor Corp.                                      2,258              119,019
Molex Inc.*                                      2,805              113,294
Laboratory Corp. of America Holdings+              761              107,301
SCI Systems Inc.+                                4,114              105,113
PerkinElmer Inc.                                 1,516              101,436
Servicemaster Co.                                8,816               96,359
SPX Corp.+*                                        816               91,890
Molex Inc. "A"                                   2,874               91,106
American Standard Companies Inc.+                1,509               90,917
Sherwin-Williams Co.                             4,114               86,312
Grainger (W.W.) Inc.                             2,125               82,408
Allied Waste Industries Inc.+                    5,100               81,192
Vishay Intertechnology Inc.+                     3,163               78,917
Arrow Electronics Inc.+                          2,807               78,596
Sealed Air Corp.+*                               2,020               78,376
WebMD Corp.+                                     8,581               74,741
American Power Conversion Corp.+                 5,268               74,542
Pall Corp.                                       3,089               72,499
Applera Corp. - Celera Genomics Group+*          1,696               69,960
Stanley Works (The)                              1,924               69,745
Millipore Corp.                                  1,205               69,107
Black & Decker Corp.                             1,720               68,559
Affiliated Computer Services Inc. "A"+             952               68,544
Macrovision Corp.+                               1,169               66,843
Expeditors International Washington Inc.         1,328               66,440
CheckFree Corp.+                                 1,597               63,625
CSG Systems International Inc.+                  1,092               63,565
Tektronix Inc.+                                  2,597               62,847
Avnet Inc.                                       2,435               62,117
Ceridian Corp.+                                  3,417               61,506

----------------------------------------------------------------------------
page 72                                                            i/Shares
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments (continued)
April 30, 2001


Security                                       Shares            Value
--------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------
NCO Group Inc.+*                                 2,275         $   61,425
Navistar International Corp.+                    2,364             61,015
Deluxe Corp.                                     2,326             60,453
L-3 Communications Holdings Inc.+*                 781             60,332
Manpower Inc.                                    1,838             59,459
Republic Services Inc. "A"+                      3,195             57,510
Capstone Turbine Corp.+*                         1,961             57,457
Smurfit-Stone Container Corp.+                   3,895             57,062
KPMG Consulting Inc.+                            3,588             56,009
Diebold Inc.                                     1,646             53,643
Goodrich (B.F.) Co.                              1,322             52,087
CH Robinson Worldwide Inc.                       1,917             51,874
Iron Mountain Inc.+                              1,374             49,670
Martin Marietta Materials Inc.                   1,068             49,096
Viad Corp.                                       1,911             47,507
Hubbell Inc. "B"                                 1,602             44,247
Snap-On Inc.                                     1,492             43,268
Shaw Group Inc.+                                   752             42,864
Thomas & Betts Corp.                             2,031             41,981
Galileo International Inc.                       1,652             40,342
Wolverine Tube Inc.+                             2,773             38,877
National Service Industries Inc.                 1,600             38,560
Zomax Inc.+                                      6,407             37,737
Sonoco Products Co.                              1,681             37,570
Reynolds & Reynolds Co. "A"                      1,810             37,395
Pactiv Corp.+                                    2,648             37,019
Catalina Marketing Corp.+                        1,044             36,498
Owens-Illinois Inc.+                             4,276             33,695
Raytheon Co. "A"                                 1,114             32,807
Veeco Instruments Inc.+                            632             31,733
Tekelec+                                         1,000             31,200
National Instruments Corp.+                        864             30,240
Acxiom Corp.+                                    1,990             30,188
Power-One Inc.+                                  1,700             29,767
Plexus Corp.+                                      968             29,737
Tech Data Corp.+                                   853             29,736
Newport Corp.*                                     752             28,396
Uniroyal Technology Corp.+                       3,030             27,876
Teleflex Inc.                                      564             27,585
Comdisco Inc.                                    8,809             27,132
AVX Corp.                                        1,426             26,438
Sensormatic Electronics Corp.+                   1,821             26,405
Roper Industries Inc.                              625             26,125
FuelCell Energy Inc.+                              376             25,906
Cognex Corp.+                                      853             25,172
Varian Inc.+                                       752             24,305
Cummins Engine Company Inc.                        564             23,350
Bemis Co.                                          617             23,205
First Health Group Corp.+                          420             21,840
Orbotech Ltd.+                                     613             21,112
Crown Cork & Seal Co. Inc.                       4,669             20,123
C&D Technologies Inc.                              564             20,011
Getty Images Inc.+                                 788             19,842
Jacobs Engineering Group Inc.+                     300             19,776
UCAR International Inc.+                         1,631             19,474
Zygo Corp.+                                        524             19,231
Wabash National Corp.                            1,512             18,159
Technitrol Inc.                                    593             17,837
CMGI Inc.+*                                      5,835             17,447
Aeroflex Inc.+                                   1,156             17,236
Casella Waste Systems Inc. "A"+                  1,888             17,181
Akamai Technologies Inc.+*                       1,803             17,038
Checkpoint Systems Inc.+                         1,798             16,811
Titan Corp. (The)+                                 969             16,182
Data Broadcasting Corp.                          2,234             16,085
GATX Corporation                                   403             16,060
Alexander & Baldwin Inc.                           700             15,799
Pentair Inc.                                       500             15,385
Electro Scientific Industries Inc.+                425             15,228
Copart Inc.+                                       660             15,121
CommScope Inc.+                                    794             14,991
Brightpoint Inc.+                                3,753             14,824
Computer Horizons Corp.+                         4,520             14,374
Arbitron Inc.+                                     681             14,219
Audiovox Corp. "A"+                              1,696             14,162
MedQuist Inc.+                                     523             14,105
Cymer Inc.+                                        417             13,698
NaviSite Inc.+                                   7,392             13,453
REMEC Inc.+                                      1,222             13,393
Dionex Corp.+                                      425             12,737
Atlas Air Inc.+                                    500             12,700
CACI International Inc. "A"+                       376             12,581
American Superconductor Corp.+                     800             12,480
General Cable Corp.                              1,024             12,196
Globix Corp.+                                    3,602             12,139
Wallace Computer Services Inc.                     676             12,100
Dycom Industries Inc.+                             731             12,010
Internet Capital Group Inc.+*                    5,495             11,924
Artesyn Technologies Inc.+                         784             11,885
eFunds Corp.+                                      605             11,798
Sawtek Inc.+                                       476             11,710
StorageNetworks Inc.+*                           1,131             11,706

--------------------------------------------------------------------------
iShares Schedules of Investments                                  page 73
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments (continued)
April 30, 2001


Security                                       Shares            Value
--------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------
Photon Dynamics Inc.+                              376         $   11,656
Littelfuse Inc.+                                   424             11,363
Plug Power Inc.+*                                  544             10,989
Complete Business Solutions Inc.+                  989             10,553
American Management Systems Inc.+                  500             10,525
CTS Corp.                                          437             10,488
SLI Inc.                                         1,481             10,441
PSS World Medical Inc.+                          2,277             10,360
Tollgrade Communications Inc.+                     376             10,310
Lafarge Corp.                                      300             10,125
Viant Corp.+                                     3,892             10,080
Digital River Inc.+                              1,901              9,980
Ryder System Inc.                                  500              9,945
GoAmerica Inc.+                                  2,877              9,696
Quanta Services Inc.+                              376              9,659
Anaren Microwave Inc.+                             564              9,588
Bowne & Co. Inc.                                   948              9,480
Three-Five Systems Inc.+                           593              9,458
eLoyalty Corp.+                                  2,978              9,410
Pioneer-Standard Electronics Inc.                  781              9,372
Safeguard Scientifics Inc.+                      1,882              9,316
DDi Corp.+                                         376              9,238
Orbital Sciences Corp.+                          2,129              9,155
Avid Technology Inc.+                              524              9,091
Pittston Brink's Group                             425              9,053
Digital Island Inc.+*                            3,653              9,023
Elcor Corp.                                        564              8,883
Vicor Corp.+                                       361              8,852
CNF Transportation Inc.                            288              8,830
Kent Electronics Corp.+                            405              8,748
CNET Networks Inc.+                                712              8,736
Rare Medium Group Inc.+                          7,323              8,641
Tetra Tech Inc.+                                   352              8,596
Multex.com Inc.+                                   472              7,552
Perot Systems Corp. "A"+                           700              7,504
Key3Media Group Inc.+                              747              7,470
Cambridge Technology Partners Inc.+              2,464              7,466
Astec Industries Inc.+                             376              7,106
Regal-Beloit Corp.                                 376              7,106
Navigant Consulting Co.+                         1,141              7,017
internet.com Corp.+                              1,836              6,756
FreeMarkets Inc.+*                                 693              6,646
Insituform Technologies Inc. "A"+                  188              6,484
Mail-Well Inc.+                                  1,342              6,468
Chemed Corp.                                       188              6,448
Hall Kinion & Associates Inc.+                     778              6,341
AptarGroup Inc.                                    200              6,316
Helix Technology Corp.                             200              6,200
SCM Microsystems Inc.+                             564              6,035
Stratos Lightwave Inc.+                            739              5,905
APAC Customer Services Inc.+                     1,635              5,723
USinternetworking Inc.+                          3,370              5,695
EGL Inc.+                                          217              5,145
Park Electrochemical Corp.                         217              5,100
APW Ltd.+                                          596              5,006
Covance Inc.+                                      300              4,935
MSC Industrial Direct Co. Inc. "A"+                307              4,927
Presstek Inc.+                                     405              4,880
Digex Inc.+                                        388              4,842
Ionics Inc.+                                       188              4,531
ProBusiness Services Inc.+                         200              4,510
Proxicom Inc.+                                     798              4,501
AnswerThink Consulting Group Inc.+                 848              4,249
IDX Systems Corp.+*                                188              3,903
VerticalNet Inc.+                                1,968              3,798
Werner Enterprises Inc.                            188              3,741
G&K Services Inc. "A"                              188              3,600
Airborne Inc.                                      376              3,444
Swift Transportation Co. Inc.+                     188              3,424
Xcelera.com Inc.+*                                 526              3,235
Jupiter Media Metrix Inc.+                       2,143              3,215
Valspar Corp.                                      100              3,090
PurchasePro.com Inc.+*                           1,067              2,998
Dendrite International Inc.+                       237              2,851
Flowserve Corp.+                                   100              2,830
Crane Co.                                          100              2,814
Methode Electronics "A" Inc.                       489              2,797
Donaldson Co. Inc.                                 100              2,768
Scient Corp.+                                    1,816              2,706
Actuant Corp.                                      171              2,608
Granite Construction Inc.                          100              2,568
Keynote Systems Inc.+                              188              2,188
Global Payments Inc.+                              100              2,115
Razorfish Inc. "A"+                              2,143              2,014
Mastec Inc.+                                       136              1,994
DiamondCluster International Inc. "A"+             100              1,855
PSINET Inc.+*                                    3,033                215
--------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: 47,342,990)                                             45,848,261
--------------------------------------------------------------------------


--------------------------------------------------------------------------
page 74                                                          i/Shares
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                              Principal        Value
----------------------------------------------------------------------------
SHORT TERM INSTRUMENTS - 1.48%
----------------------------------------------------------------------------

Dreyfus Money Market Fund++                            $242,211  $   242,211
Federal National Mortgage Association
  Discount Note
  4.38%, 05/10/01++                                      41,855       41,855
Goldman Sachs Financial Square Prime
  Obligation Fund++                                     155,375      155,375
Providian Temp Cash Money Market Fund++                 242,211      242,211
----------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $681,652)                                                     681,652
----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.08%
----------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $35,508 and an
  effective yield of 4.21%.                              35,504       35,504
----------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $35,504)                                                       35,504
----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 101.47%
(Cost $48,060,146)                                                46,565,417
----------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.47%)                           (674,912)
----------------------------------------------------------------------------

NET ASSETS -- 100.00%                                            $45,890,505
============================================================================

*    Denotes all or part of security on loan. See Note 5.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.


See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                      page 75
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                                Shares           Value
------------------------------------------------------------------------------
COMMON STOCKS - 100.00%
------------------------------------------------------------------------------
Microsoft Corp.+*                                      231,173    $ 15,661,970
International Business Machines Corp.                   87,542      10,079,586
Intel Corp.                                            320,052       9,892,807
Cisco Systems Inc.+                                    365,444       6,205,239
EMC Corp.+                                             110,712       4,384,195
Oracle Corp.+                                          215,484       3,482,221
Texas Instruments Inc.                                  87,135       3,372,125
Dell Computer Corp.+                                   115,809       3,038,828
Sun Microsystems Inc.+                                 163,715       2,802,801
Hewlett-Packard Co.                                     81,533       2,317,983
Applied Materials Inc.+                                 40,672       2,220,691
QUALCOMM Inc.+                                          37,837       2,170,330
Lucent Technologies Inc.                               170,942       1,711,129
Motorola Inc.                                          109,701       1,705,851
Compaq Computer Corp.                                   85,373       1,494,027
Micron Technology Inc.+                                 26,955       1,223,218
Veritas Software Corp.+                                 20,520       1,223,197
Corning Inc.                                            44,442         976,391
Siebel Systems Inc.+                                    19,346         881,791
General Motors Corp. "H"+                               40,881         868,721
Analog Devices Inc.+                                    18,081         855,412
Ciena Corp.+*                                           15,018         826,891
Maxim Integrated Products Inc.+                         15,614         793,972
Xilinx Inc.+                                            16,586         787,337
BEA Systems Inc.+                                       19,066         778,846
Linear Technology Corp.                                 15,918         764,701
Computer Associates International Inc.                  22,906         737,344
Juniper Networks Inc.+                                  11,883         701,453
Tellabs Inc.+                                           18,690         656,206
Comverse Technology Inc.+                                8,339         571,221
Check Point Software Technologies Ltd.+                  9,060         568,334
Adobe Systems Inc.                                      12,089         543,038
KLA-Tencor Corp.+                                        9,272         509,589
Altera Corp.+                                           19,532         493,964
Advanced Micro Devices Inc.+*                           15,752         488,312
Pitney Bowes Inc.                                       12,804         487,448
Global Crossing Ltd.+                                   38,872         487,066
VeriSign Inc.+*                                          9,180         470,750
Scientific-Atlanta Inc.                                  8,090         467,036
Sanmina Corp.+                                          15,994         466,225
PeopleSoft Inc.+                                        12,278         454,777
Apple Computer Inc.+                                    17,396         443,424
Brocade Communications System Inc.+*                    11,352         431,262
Lexmark International Group Inc. "A"+                    6,497    $    399,111
Applied Micro Circuits Corp.+                           14,996         390,196
Novellus Systems Inc.+*                                  7,070         389,911
SunGard Data Systems Inc.+                               6,635         366,716
Network Appliance Inc.+                                 15,528         353,265
PMC - Sierra Inc.+                                       8,045         334,672
LSI Logic Corp.+*                                       16,210         331,819
Atmel Corp.+                                            23,427         325,401
Teradyne Inc.+                                           8,223         324,809
Vitesse Semiconductor Corp.+                             9,550         323,745
Broadcom Corp. "A"+*                                     7,686         319,430
Xerox Corp.                                             33,544         303,238
Intuit Inc.+                                             9,448         302,714
BMC Software Inc.+                                      12,248         296,279
ADC Telecommunications Inc.+                            35,696         268,077
Mercury Interactive Corp.+                               4,014         265,526
Citrix Systems Inc.+                                     9,336         265,142
Cadence Design Systems Inc.+                            12,355         255,748
National Semiconductor Corp.+                            8,758         252,230
Symantec Corp.+                                          3,804         246,537
Rational Software Corp.+                                10,146         245,635
i2 Technologies Inc.+                                   14,071         244,976
Amdocs Ltd.+*                                            4,085         240,606
RF Micro Devices Inc.+*                                  8,187         240,534
Palm Inc.+                                              28,466         228,013
American Tower Corp.+*                                   8,497         227,720
NCR Corp.+                                               4,817         226,447
Openwave Systems Inc.+                                   6,477         224,169
NVIDIA Corp.+*                                           2,690         224,077
Crown Castle International Corp.+*                       9,020         220,900
Level 3 Communications Inc.+*                           15,465         220,067
Jabil Circuit Inc.+                                      7,528         218,613
Integrated Device Technology Inc.+                       5,368         210,265
Gateway Inc.+                                           10,419         197,961
QLogic Corp.+                                            4,614         197,894
Peregrine Systems Inc.+                                  7,466         192,473
Unisys Corp.+                                           15,852         190,858
Compuware Corp.+                                        18,483         190,005
Microchip Technology Inc.+                               6,549         189,463
Avaya Inc.+                                             12,764         188,780
Lam Research Corp.+                                      6,263         185,385
ONI Systems Inc.+*                                       5,097         183,135
Micromuse Inc.+*                                         3,628         179,586
Extreme Networks Inc.+*                                  5,437         178,877
Synopsys Inc.+                                           3,052         175,276

--------------------------------------------------------------------------------
page 76                                                               iShares

Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                             Shares        Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
International Rectifier Corp.+*                       3,130  $   173,715
Parametric Technology Corp.+                         13,484      153,718
Cypress Semiconductor Corp.+                          6,608      149,341
Emulex Corp.+                                         3,710      133,226
Lattice Semiconductor Corp.+                          5,397      132,928
Conexant Systems Inc.+                               12,190      131,043
Redback Networks Inc.+                                6,857      130,557
Cabletron Systems Inc.+                               8,197      128,529
Sonus Networks Inc.+                                  4,745      120,808
TriQuint Semiconductor Inc.+                          3,914      113,623
3Com Corp.+                                          17,103      111,512
Micrel Inc.+                                          3,072      104,325
Jack Henry & Associates Inc.                          3,582      100,977
Autodesk Inc.                                         2,836       98,863
Sycamore Networks Inc.+                              10,259       97,666
Semtech Corp.+                                        3,326       95,689
Harris Corp.                                          3,312       95,220
McDATA Corporation "A"+                               4,087       93,306
Manugistics Group Inc.+*                              2,693       91,347
RSA Security Inc.+                                    2,850       91,200
KEMET Corp.+                                          4,398       90,247
Ariba Inc.+                                          11,661       90,140
Williams Communications Group Inc.+                  19,879       89,853
Wind River Systems Inc.+                              3,193       89,787
Commerce One Inc.+                                    9,703       89,462
Transmeta Corp.+*                                     5,030       87,723
Polycom Inc.+                                         3,754       87,205
Quantum DLT & Storage Group+                          7,597       86,606
Amkor Technology Inc.+                                3,961       86,152
Informatica Corp.+                                    3,389       85,572
SanDisk Corp.+                                        3,148       84,555
Finisar Corp.+                                        5,641       84,333
Rambus Inc.+*                                         4,934       83,878
Internet Security Systems Inc.+*                      1,681       83,865
Vignette Corp.+                                      12,073       80,889
Cree Inc.+*                                           3,734       80,393
Advent Software Inc.+                                 1,409       78,876
Electronics For Imaging Inc.+                         2,821       78,424
Novell Inc.+                                         15,970       76,337
Network Associates Inc.+                              6,917       76,295
Maxtor Corp.+                                         9,454       75,443
Fairchild Semiconductor Corp. "A"+                    4,122       74,608
Varian Semiconductor Equipment
 Associates Inc.+                                    1,604    $   73,062
Mentor Graphics Corp.+                               2,772        72,931
Axcelis Technologies Inc.+                           4,835        72,573
Transwitch Corp.+                                    4,140        71,829
Informix Corp.+                                     14,275        71,375
Andrew Corp.+                                        4,063        71,184
Sybase Inc.+                                         4,467        70,360
NetIQ Corp.+                                         2,390        70,170
Interwoven Inc.+                                     4,790        70,126
BroadVision Inc.+                                   10,960        70,034
Storage Technology Corp.+                            5,078        64,948
LTX Corp.+                                           2,376        63,962
Advanced Fibre Communications Inc.+                  4,047        63,497
Credence Systems Corp.+                              2,630        62,463
Macromedia Inc.+                                     2,733        61,930
Cerner Corp.+                                        1,363        61,376
Netegrity Inc.+                                      1,531        61,225
Corvis Corp.+*                                       8,817        60,396
Quest Software Inc.+                                 1,616        59,436
Legato Systems Inc.+                                 4,369        57,802
Intersil Holding Corp.+                              1,785        57,548
Powerwave Technologies Inc.+                         3,145        57,145
Cirrus Logic Inc.+                                   3,491        56,764
SBA Communications Corp.+                            1,646        56,112
Spectrasite Holdings Inc.+                           5,584        55,952
Exar Corp.+                                          1,920        55,872
Black Box Corp.+                                       955        55,571
Adaptec Inc.+                                        4,942        55,548
Silicon Valley Group Inc.+                           1,743        55,096
Alpha Industries Inc.+*                              2,174        53,415
Sapient Corp.+*                                      3,926        52,805
Foundry Networks Inc.+                               3,526        52,361
Zebra Technologies Corp. "A"+                        1,205        52,128
SeeBeyond Technology Corp.+                          3,509        52,109
Advanced Digital Information Corp.+*                 2,631        51,883
Brooks Automation Inc.+                                826        51,716
Matrixone Inc.+                                      2,139        51,422
Mercury Computer Systems Inc.+                       1,011        51,339
Emcore Corp.+                                        1,227        50,921
Portal Software Inc.+                                5,703        50,186
RealNetworks Inc.+                                   5,240        48,208
Keane Inc.+                                          2,701        47,943
UTStarcom Inc.+                                      1,916        47,823

________________________________________________________________________________
iShares Schedules of Investments                                         page 77
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                            Shares         Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
ON Semiconductor Corp.+                              7,959      $ 46,958
Western Digital Corp.+                               8,749        46,545
TyCom Ltd.+                                          3,186        46,165
HNC Software Inc.+                                   1,643        44,739
Inktomi Corp.+                                       6,059        44,412
GlobeSpan Inc.+*                                     1,963        43,186
Iomega Corp.+                                       12,215        41,409
Kulicke & Soffa Industries Inc.+                     2,424        40,602
Silicon Storage Technology Inc.+                     4,021        39,969
Virata Corp.+                                        2,935        39,916
C-Cube Microsystems Inc.+                            2,484        39,620
TIBCO Software Inc.+                                 3,453        39,364
Photronics Inc.+                                     1,354        38,873
Infocus Corp.+                                       1,962        38,279
SonicWALL Inc.+                                      2,174        38,241
Avant! Corp.+                                        1,961        38,220
ATMI Inc.+                                           1,438        37,863
Verity Inc.+                                         1,678        37,789
Elantec Semiconductor Inc.+                          1,124        37,339
McDATA Corp. ``B''+*                                 1,327        37,037
Marvell Technology Group Ltd.+                       1,458        36,742
Agile Software Corp.+                                1,916        36,538
Infonet Services Corp. ``B''+                        5,069        35,990
webMethods Inc.+*                                    1,506        35,165
Loral Space & Communications Ltd.+                  14,761        34,984
Centillium Communications Inc.+*                     1,257        34,945
Plantronics Inc.+                                    1,781        34,836
PanAmSat Corp.+                                        911        33,406
Cable Design Technologies Corp.+                     2,212        32,870
Amphenol Corp. ``A''+*                                 773        32,543
Asyst Technologies Inc.+                             1,717        31,850
Aspen Technology Inc.+*                              1,512        31,843
AXT Inc.+                                            1,008        31,681
DuPont Photomasks Inc.+                                566        31,583
Intranet Solutions Inc.+                               940        31,095
Read-Rite Corp.+                                     5,542        30,703
Actuate Corp.+                                       2,446        30,599
Intergraph Corp.+                                    2,285        30,025
Liberate Technologies Inc.+                          3,066        30,016
Digital Lightware Inc.+*                               700        29,470
ADTRAN Inc.+                                         1,058        28,936
Echelon Corp.+*                                      1,581        28,711
Borland Software Corp+                               2,967        28,424
Ultratech Stepper Inc.+                                981      $ 28,184
DMC Stratex Networks Inc.+                           3,637        27,896
Documentum Inc.+                                     1,858        27,814
Actel Corp.+                                         1,199        27,637
MRV Communications Inc.+                             3,640        27,628
Oak Technology Inc.+                                 2,451        27,304
Hyperion Solutions Corp.+                            1,619        27,215
ANADIGICS Inc.+                                      1,516        26,909
Oplink Communications Inc.+*                         5,865        26,393
New Focus Inc.+*                                     2,034        26,137
Power Integrations Inc.+                             1,377        25,695
Structural Dynamics Research Corp.+                  1,547        25,526
Remedy Corp.+                                        1,442        25,278
DSP Group Inc.+                                      1,162        25,192
Art Technology Group Inc.+                           2,722        24,879
FileNET Corp.+                                       1,759        24,626
PRI Automation Inc.+*                                1,261        24,098
Silicon Graphics Inc.+                               9,030        23,659
Kopin Corp.+                                         3,214        22,594
Vitria Technology Inc.+*                             4,656        22,349
Benchmark Electronics Inc.+                            869        22,159
Edwards (J.D.) & Co.+                                2,767        21,859
Avanex Corp.+*                                       1,464        21,096
Handspring Inc.+*                                    1,340        20,408
E.piphany Inc.+*                                     2,239        20,330
Red Hat Inc.+                                        3,945        20,317
Pinnacle Holdings Inc.+                              2,270        20,090
Zoran Corp.+                                           879        19,734
Nuance Communications Inc.+*                         1,476        18,908
Proxim Inc.+                                         1,337        18,598
Integrated Silicon Solution Inc.+                    1,232        18,455
Micros Systems Inc.+                                   852        18,250
Caliper Technologies Corp.+*                           788        18,124
Alliance Semiconductor Corp.+                        1,257        18,113
SONICblue Inc.+                                      3,677        17,981
Trimble Navigation Ltd.+                             1,092        17,942
Symmetricom Inc.+                                    1,216        17,668
Ditech Communications Corp.+                         1,435        17,450
Cohu Inc.                                              954        17,267
S1 Corp.+*                                           2,581        17,164
IMRglobal Corp.+                                     1,958        16,721
Avici Systems Inc.+                                  1,648        16,645
Internap Network Services Corp.+                     6,117        16,516
RadiSys Corp.+                                         774        16,331

--------------------------------------------------------------------------------
page 78                                                               iShares
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                              Shares               Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Clarent Corp.+                                         1,746           $  16,238
SERENA Software Inc.+                                    841              16,198
Hutchinson Technology Inc.+                            1,042              16,141
InterVoice-Brite Inc.+                                 1,544              16,042
JDA Software Group Inc.+                               1,038              15,539
Allen Telecom Inc.+                                    1,151              15,113
Silicon Laboratories Inc.+*                              767              14,864
Computer Network Technology Corp.+                     1,465              14,796
AudioCodes Ltd.+                                       1,747              14,745
Electroglas Inc.+                                        939              14,705
Concurrent Computer Corp.+                             2,690              14,392
Entrust Technologies Inc .+                            2,272              14,291
Systems & Computer Technology Corp.+                   1,618              14,190
Natural Microsystems Corp.+*                           1,846              14,122
Transaction Systems Architects Inc. "A"+               1,643              13,867
Aspect Communications Corp.+                           2,597              13,660
OpenTV Corp.+*                                         1,496              13,255
ANTEC Corp.+                                           1,567              12,912
Harmonic Inc.+                                         2,897              12,892
MRO Software Inc.+                                       845              12,810
SpeechWorks International Inc.+                          984              12,694
Sanchez Computer Associates Inc.+                      1,052              12,014
FSI International Inc.+                                1,199              11,990
C-COR.net Corp.+                                       1,647              11,858
Intertrust Technologies Corp.+                         3,399              11,625
Terayon Communications Systems Inc.+                   2,282              10,862
Inter-Tel Inc.                                         1,093              10,810
Standard Microsystems Corp.+                             769              10,766
Universal Access Inc.+                                 2,278              10,615
Retek Inc.+                                              357              10,314
Metasolv Inc.+                                         1,157              10,147
ZixIt Corp.+*                                            807              10,071
Wave Systems Corp. "A"+                                2,212               9,843
Silicon Image Inc.+                                    2,244               9,537
Auspex Systems Inc.+                                   2,299               9,265
ESS Technology Inc.+                                   1,333               9,184
Siliconix Inc.+                                          304               9,135
Viasystems Group Inc.+                                 2,214               8,856
PC-Tel Inc.+                                             877               8,349
Puma Technology Inc.+                                  2,101               8,257
Packeteer Inc.+                                          981               8,113
Aware Inc.+                                              989           $   7,932
Netro Corp.+                                           1,720               7,895
SpeedFam-IPEC Inc.+                                    1,228               7,552
SilverStream Software Inc.+                              764               7,373
M-Systems Flash Disk Pioneers Ltd.+                      919               7,269
StarBase Corp.+                                        3,459               7,091
HI/FN Inc.+                                              416               6,901
Copper Mountain Networks Inc.+                         2,448               6,781
International Fibercom Inc.+                           1,636               6,315
Allscripts Healthcare Solutions Inc.+                  1,287               6,049
Next Level Communications Inc.+*                         848               5,978
Microstrategy Inc.+*                                   1,304               5,920
F5 Networks Inc.+*                                       769               5,760
Viewpoint Corp.+                                       1,117               5,730
Kana Communications Inc.+                              4,516               5,690
EMS Technologies Inc.+                                   386               5,601
CacheFlow Inc.+                                        1,011               5,540
VA Linux Systems Inc.+                                 1,919               5,508
Clarus Corp.+                                            813               5,260
Glenayre Technologies Inc.+                            2,594               5,240
WatchGuard Technologies Inc.+                            638               4,440
Sorrento Networks Corp.+                                 586               4,219
PLX Technology Inc.+                                     864               4,190
Convera Corp.+                                           567               4,156
ePresence Inc.+                                        1,033               4,122
Extended Systems Inc.+                                   392               4,081
Selectica Inc.+*                                       1,024               4,014
Broadbase Software Inc.+                               3,192               3,894
Micron Electronics Inc.+                               2,029               3,875
Inet Technologies Inc.+                                  453               3,766
General Magic Inc.+                                    2,943               3,414
PracticeWorks Inc.+                                      452               3,367
InfoCure Corp.+                                        1,811               3,350
P-Com Inc.+                                            3,126               3,345
Westell Technologies Inc.+                             2,204               3,152
Mercator Software Inc.+                                1,498               2,921
Open Market Inc.+                                      2,564               2,692
New Era of Networks Inc.+                                129                 787
World Access Inc.+                                     4,142                 249
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: 165,291,754)                                                 $110,993,888
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 79
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                              Principal            Value
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.36%
--------------------------------------------------------------------------------
Dreyfus Money Market Fund++                       $   2,900,851    $  2,900,851
Federal National Mortgage Association
   Discount Note
   4.38%, 05/10/01++                                    501,368         501,368
Goldman Sachs Financial Square Prime
   Obligation Fund++                                  1,860,748       1,860,748
Providian Temp Cash Money Market Fund++               2,900,851       2,900,851
--------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $8,163,818)                                                    8,163,818
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
--------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
   Agreement, dated 04/30/01, due
   05/01/01, with a maturity value of
   $83,195 and an effective yield of 4.21%               83,185          83,185
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $83,185)                                                          83,185
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 107.43%
(Cost $173,538,757)                                                 119,240,891
--------------------------------------------------------------------------------

Other Assets, Less Liabilities - (7.43%)                             (8,250,602)
--------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $110,990,289
================================================================================
 *  Denotes all or part of security on loan. See Note 5.
 +  Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
| page 80                                                               i|Shares
iShares Dow Jones U.S. Telecommunications Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                                   Shares          Value
--------------------------------------------------------------------------------

COMMON STOCKS - 100.08%
--------------------------------------------------------------------------------
Verizon Communications Inc.                               177,068     $9,751,134
SBC Communications Inc.                                   196,152      8,091,270
AT&T Corp.                                                224,898      5,010,727
BellSouth Corp.                                           105,638      4,432,570
Qwest Communications International Inc.+                   63,180      2,584,062
Telephone & Data Systems Inc.                              24,313      2,552,865
United States Cellular Corp.+*                             37,835      2,497,110
WorldCom Inc.+*                                           134,475      2,454,169
Alltel Corp.                                               39,862      2,176,864
Sprint Corp. (FON Group)                                   78,329      1,674,674
Citizen Communications Co.+                               138,558      1,593,417
CenturyTel Inc.*                                           53,019      1,441,056
Broadwing Inc.+                                            47,992      1,190,202
Western Wireless Corp. "A"+                                22,528      1,003,172
Sprint Corp. (PCS Group)+*                                 30,807        789,583
Rural Cellular Corp. "A"+                                  19,588        732,787
AT&T Wireless Group+*                                      32,117        645,552
Time Warner Telecom Inc. "A"+                              12,602        638,291
Powertel Inc.+                                              9,746        627,058
Voicestream Wireless Corp.+                                 4,951        519,855
McLeodUSA Inc. "A"+*                                       48,281        427,287
ITC DeltaCom Inc.+                                         78,359        418,437
Intermedia Communications Inc.+*                           25,298        410,334
IDT Corp.+                                                 18,862        408,362
Talk America Holdings Inc.+                               184,260        379,576
Nextel Communications Inc. "A"+                            20,771        337,529
Allegiance Telecom Inc.+                                   17,059        306,891
Adelphia Business Solutions Inc.+                          53,476        227,273
Nextel Partners Inc. "A"+                                  13,000        223,470
TeleCorp PCS Inc.+                                         13,758        221,641
InterDigital Communications Corp.+                         18,030        219,786
Focal Communications Corp.+*                               28,622        185,471
AirGate PCS Inc.+                                           4,260        168,696
ITXC Corp.+                                                43,918        158,983
Leap Wireless International Inc.+                           4,352        151,711
Primus Telecommunications Group Inc.+                      78,655        143,939
RCN Corp.+*                                                30,513        137,308
Network Plus Corp.+*                                       35,501        113,248
XO Communications Inc. "A"+*                               25,688        100,954
Metromedia Fiber Network Inc. "A"+                         16,565         84,316
Wireless Facilities Inc.+                                  11,992         80,946
Covad Communications Group Inc.+*                          70,237         69,535
Mpower Communications Corp.+*                              29,247         64,343

                                                          Shares or
Security                                                  Principal       Value
--------------------------------------------------------------------------------
Allied Riser Communications Corp.+                         90,656     $   63,459
Motient Corp.+                                             54,479         58,293
Aether Systems Inc.+                                        2,832         42,678
Global Telesystems Inc.+                                   64,379         37,340
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $62,427,180)                                                   55,648,224
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.08%
--------------------------------------------------------------------------------
Dreyfus Money Market Fund++                           $ 1,990,207      1,990,207
Federal National Mortgage Association
      Discount Note
      4.38%, 05/10/01++                                   343,915        343,915
Goldman Sachs Financial Square Prime
      Obligation Fund++                                 1,276,678      1,276,678
Providian Temp Cash Money Market Fund++                 1,990,207      1,990,207
--------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $5,601,007)                                                     5,601,007
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
--------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
      Agreement, dated 04/30/01, due 05/01/01,
      with a maturity value of $28,638 and an
      effective yield of 4.21%                             28,635         28,635
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $28,635)                                                           28,635
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 110.21%
(Cost $68,056,822)                                                    61,277,866
--------------------------------------------------------------------------------

Other Assets, Less Liabilities - (10.21%)                            (5,674,960)
--------------------------------------------------------------------------------

NET ASSETS - 100.00%                                                $55,602,906
================================================================================
 *   Denotes all or part of security on loan. See Note 5.
 +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 81
iShares Dow Jones U.S. Utilities Sector Index Fund
Schedule of Investments
April 30, 2001

Security                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.88%
--------------------------------------------------------------------------------
Enron Corp.                                               70,240      $4,405,453
Duke Energy Corp.                                         72,427       3,386,687
Exelon Corp.                                              30,062       2,075,781
AES Corp.+*                                               41,858       1,995,371
Calpine Corp.+                                            27,669       1,576,856
Dominion Resources Inc.                                   22,561       1,545,203
American Electric Power Inc.*                             30,483       1,504,031
Southern Co.                                              61,467       1,437,713
Mirant Corp.+                                             32,092       1,309,354
Reliant Energy Inc.                                       23,681       1,173,394
TXU Corporation                                           24,934       1,096,099
Xcel Energy Inc.                                          32,039         999,617
FPL Group Inc.                                            16,658         997,814
Public Service Enterprise Group Inc.                      19,703         915,007
Progress Energy Inc.                                      19,529         863,963
Dynegy Inc. "A"                                           14,548         841,602
Entergy Corp.                                             20,732         839,646
Consolidated Edison Inc.*                                 20,088         751,492
PP&L Resources Inc.                                       13,661         751,355
Constellation Energy Group Inc.                           14,282         681,823
FirstEnergy Corp.                                         21,629         655,359
NiSource Inc.                                             19,590         583,194
DTE Energy Co.*                                           13,511         566,381
Ameren Corp.                                              13,000         545,610
Sempra Energy                                             19,380         536,245
Alamosa Holdings Inc.                                     10,463         535,287
Cinergy Corp.                                             15,081         523,009
KeySpan Corp.                                             12,788         507,684
TECO Energy Inc.                                          12,700         406,273
Pinnacle West Capital Corp.                                8,029         402,975
CMS Energy Corp.                                          12,402         388,183
GPU Inc.                                                  11,491         382,765
DPL Inc.                                                  12,108         375,227
PG&E Corp.                                                37,719         338,339
Edison International                                      31,449         309,773
Utilicorp United  Inc.                                     8,710         307,463
SCANA Corp.                                               10,032         281,498
American Water Works Inc.*                                 8,468         262,508
Northeast Utilities*                                      14,491         258,664
Niagara Mohawk Holdings Inc.+                             15,252         256,386
Wisconsin Energy Corp.                                    11,578         254,716
Energy East Corp.                                         12,612         254,132
Equitable Resources Inc.                                   3,098         247,840
MDU Resources Group Inc.                                   6,109         244,360

                                                       Shares or
Security                                               Principal           Value
--------------------------------------------------------------------------------

Alliant Energy Corp.*                                      7,701      $  240,271
Potomac Electric Power Co.                                10,713         234,186
Questar Corp.                                              7,181         231,013
MCN Energy Group Inc.                                      8,352         219,491
National Fuel Gas Co.                                      3,848         216,258
NSTAR                                                      5,344         215,470
Puget Energy Inc.                                          8,192         194,478
Conectiv Inc.                                              8,291         184,889
DQE Inc.                                                   5,641         171,656
NICOR Inc.                                                 4,289         168,086
Western Resources Inc.                                     6,640         164,473
OGE Energy Corp.                                           7,369         162,486
Kansas City Power & Light Co.*                             6,201         161,846
ALLETE                                                     6,362         155,042
Public Service Company of New Mexico                       3,708         133,970
Peoples Energy Corp.                                       3,360         133,560
Vectren Corporation                                        5,827         131,923
IDACorp Inc.                                               3,278         126,203
Sierra Pacific Resources Corp.                             7,851         125,694
RGS Energy Group Inc.                                      3,151         117,217
Hawaiian Electric Industries Inc.                          3,098         115,184
AGL Resources Inc.                                         4,677         106,869
Piedmont Natural Gas Co.                                   2,998         106,579
Avista Corp.                                               4,924          97,988
ONEOK Inc.                                                 2,227          96,251
Cleco Corp.                                                2,132          95,940
El Paso Electric Co.+                                      5,163          72,798
UniSource Energy Corp.                                     3,049          70,767
Northwest Natural Gas Co.                                  2,377          52,769
NUI Corp.                                                  1,137          25,412
Catalytica Energy Systems Inc.+                            1,429          23,578
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $42,238,962)                                                   42,924,479
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.31%
--------------------------------------------------------------------------------
Dreyfus Money Market Fund++                           $1,115,640       1,115,640
Federal National Mortgage Association
  Discount Note
  4.38%, 05/10/01++                                      192,787         192,787
Goldman Sachs Financial Square Prime
  Obligation Fund++                                      715,662         715,662
Providian Temp Cash Money Market Fund++                1,115,640       1,115,640
--------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,139,729)                                                     3,139,729
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
| page 82                                                               i|Shares
iShares Dow Jones U.S. Utilities Sector Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                                Principal         Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.04%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $17,990 and an
  effective yield of 4.21%.                             $  17,988   $    17,988
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $17,988)                                                          17,988
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 107.23%
(Cost 45,396,679)                                                    46,082,196
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (7.23%)                            (3,106,515)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                               $42,975,681
===============================================================================

 *  Denotes all or part of security on loan. See Note 5.
 +  Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 83
iShares Dow Jones U.S. Chemicals Index Fund
Schedule of Investments
April 30, 2001

Security                                                    Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.99%
-------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours                                   89,710  $ 4,053,995
Dow Chemical Co.                                           107,383    3,591,961
Air Products & Chemicals Inc.                               30,479    1,310,292
Praxair Inc.                                                17,570      831,588
Avery Dennison Corp.                                        14,736      826,248
Rohm & Haas Co. "A"                                         21,890      752,359
Eastman Chemical Co.                                        13,551      721,455
Sigma-Aldrich Corp.                                         15,432      710,489
Ecolab Inc.                                                 17,362      656,804
Engelhard Corp.                                             21,542      553,845
Lubrizol Corp.                                              17,696      518,316
Cabot Corp.                                                 12,426      403,969
OM Group Inc.                                                5,995      328,226
Great Lakes Chemical Corp.                                  10,176      319,832
Millennium Chemicals Inc.                                   18,727      314,614
RPM Inc.                                                    30,764      293,489
Cytec Industries Inc.+                                       8,596      281,175
Solutia Inc.                                                21,119      268,211
Ferro Corp.                                                 12,504      260,959
Crompton Corp.                                              21,146      214,209
Lyondell Chemical Co.                                       13,546      212,808
Olin Corp.                                                  10,936      207,237
Hercules Inc.                                               16,534      197,581
Fuller (H. B.) Co.                                           4,586      189,585
IMC Global Inc.                                             15,551      186,612
Cabot Microelectronics Corp.+                                2,848      182,329
Schulman (A.) Inc.                                          13,198      154,021
MacDermid Inc.                                               6,039      104,354
Wellman Inc.                                                 4,691       87,487
Georgia Gulf Corp.                                           3,633       66,738
Calgon Carbon Corp.                                          7,230       58,925
WD-40 Company                                                  927       16,705
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,649,404)                                                  18,876,418
-------------------------------------------------------------------------------

Security                                                 Principal        Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.11%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $19,942 and an
  effective yield of 4.21%.                                $19,940  $    19,940
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $19,940)                                                          19,940
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 100.10%
(Cost $18,669,344)                                                   18,896,358
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.10%)                               (18,138)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                               $18,878,220
===============================================================================

+  Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
page 84                                                                  iShares
iShares Dow Jones U.S. Financial Services Index Fund
Schedule of Investments
April 30, 2001

Security                                                     Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.95%
--------------------------------------------------------------------------------
Citigroup Inc.                                              115,046 $  5,654,511
JP Morgan Chase & Co.                                        43,312    2,078,110
Bank of America Corp.                                        37,053    2,074,968
Fannie Mae                                                   22,992    1,845,338
Wells Fargo & Company                                        38,391    1,803,225
Morgan Stanley Dean Witter & Co.                             25,458    1,598,508
American Express Co.                                         27,113    1,150,676
Merrill Lynch & Co. Inc.                                     17,405    1,073,888
Freddie Mac                                                  15,714    1,033,981
Bank One Corp.                                               26,168      988,365
FleetBoston Financial Corp.                                  24,542      941,677
U.S. Bancorp                                                 43,458      920,440
Bank of New York Co. Inc.                                    16,810      843,862
Household International Inc.                                 10,761      688,919
First Union Corp.                                            22,271      667,462
Fifth Third Bancorp                                          12,189      655,281
MBNA Corp.                                                   17,231      614,285
Washington Mutual Inc.                                       12,185      608,397
Marsh & McLennan Companies Inc.                               6,261      603,811
American General Corp.                                       11,593      505,571
Schwab (Charles) Corp.                                       24,465      484,407
Mellon Financial Corp.                                       11,029      451,417
Lehman Brothers Holdings Inc.                                 5,918      430,534
PNC Financial Services Group                                  6,522      424,387
State Street Corp.                                            3,809      395,298
SunTrust Banks Inc.                                           5,752      365,252
Goldman Sachs Group Inc. (The)                                3,802      346,362
BB&T Corp.*                                                   9,318      330,044
National City Corp.                                          11,702      318,411
Northern Trust Corp.                                          4,826      313,835
Capital One Financial Corp.*                                  4,711      296,133
Wachovia Corp.                                                4,719      286,915
Hancock (John) Financial Services Inc.                        7,488      278,179
USA Education Inc.                                            3,831      272,384
KeyCorp                                                       9,593      222,366
Comerica Inc.                                                 3,993      205,360
SouthTrust Corp.                                              3,848      182,972
Golden West Financial Corp.                                   3,039      178,389
CIT Group Inc. (The)                                          4,823      177,004
Regions Financial Corp.                                       5,015      152,707
Franklin Resources Inc.                                       3,485      152,120
AmSouth Bancorp                                               8,421      144,420
M&T Bank Corp.*                                               2,002      143,243
Charter One Financial Inc.                                    4,712      138,062
Bear Stearns Companies Inc.                                   2,679      134,754
Synovus Financial Corp.                                       4,341      124,934
Countrywide Credit Industries Inc.                            2,885      123,103
Union Planters Corp.                                          3,128      118,895
National Commerce Bancorp                                     4,610      114,835
Zions Bancorp                                                 1,999      106,527
North Fork Bancorp                                            3,944      104,713
First Tennessee National Corp.                                3,072      100,362
Marshall & Ilsley Corp.                                       1,935       97,640
Edwards (A.G.) Inc.                                           2,399       97,567
Dime Bancorp Inc.                                             2,888       96,315
AmeriCredit Corp.+                                            2,030       94,111
Legg Mason Inc.                                               1,801       86,214
Huntington Bancshares Inc.                                    5,697       85,854
SEI Investment Co.                                            2,053       82,346
Neuberger Berman Inc.*                                        1,134       81,115
Bisys Group Inc.+                                             1,565       75,433
Greenpoint Financial Corp.                                    1,950       71,760
Federated Investors Inc. "B"                                  2,461       71,738
TCF Financial Corp.                                           1,720       65,412
Astoria Financial Corp.                                       1,130       65,382
Banknorth Group Inc.                                          3,282       64,951
Compass Bancshares Inc.                                       2,742       63,450
Hibernia Corp. "A"                                            3,736       60,972
Mercantile Bankshares Corp.                                   1,585       59,517
Eaton Vance Corp.                                             1,688       54,522
Sovereign Bancorp Inc.*                                       5,121       54,334
Metris Companies Inc.*                                        1,777       53,310
Investors Financial Services Corp.                              705       50,436
Commerce Bancorp Inc.                                           713       49,197
Associated Bancorp                                            1,370       47,854
Valley National Bancorp                                       1,661       47,837
Investment Technology Group Inc.+                               974       47,482
Allied Capital Corp.                                          2,038       47,424
First Virginia Banks Inc.                                     1,047       45,921
Golden State Bancorp Inc.                                     1,535       45,743
Waddell & Reed Financial Inc. "A"*                            1,490       45,326
Labranche & Co. Inc.+                                         1,238       44,568
FirstMerit Corp.                                              1,784       44,029
Pacific Century Financial Corp.                               1,934       43,322
UnionBanCal Corporation                                       1,415       43,214
Centura Banks Inc.                                              904       42,985
Wilmington Trust Corp.                                          734       42,425
Cullen/Frost Bankers Inc.                                     1,309       41,888
City National Corp.                                           1,061       41,008
Commerce Bancshares Inc.                                      1,209       40,985
Affiliated Managers Group Inc.+                                 712       40,029
Raymond James Financial Inc.                                  1,302       39,516
Heller Financial Inc. "A"                                     1,153       36,792
Doral Financial Corp.                                         1,094       35,446

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 85
iShares Dow Jones U.S. Financial Services Index Fund
Schedule of Investments (continued)
April 30, 2001

Security                                                   Shares         Value
-------------------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Webster Financial Corp.                                     1,105   $    35,205
Fulton Financial Corp.                                      1,680        33,835
Washington Federal Inc.                                     1,296        33,061
Roslyn Bancorp Inc.                                         1,295        33,035
Westamerica Bancorp                                           826        30,232
BancWest Corporation                                        1,206        30,090
TD Waterhouse Group Inc.+                                   2,680        30,043
Colonial BancGroup Inc.                                     2,374        29,556
Old National Bancorp                                        1,197        29,422
Greater Bay Bancorp                                         1,077        29,413
Hudson United Bancorp                                       1,229        29,201
American Capital Strategies Ltd.                            1,096        29,044
Southwest Bancorp of Texas Inc.+                              857        28,710
Trustmark Corp.                                             1,298        27,128
Commercial Federal Corp.                                    1,230        26,937
Jeffries Group Inc.                                           822        26,427
Hudson City Bancorp Inc.                                    1,218        25,578
New York Community Bancorp                                    753        25,414
First Midwest Bancorp Inc.                                    874        24,725
Community First Bankshares Inc.                             1,143        24,014
Independence Community Bank Corp.                           1,289        23,846
Sky Financial Group Inc.                                    1,254        23,512
Provident Financial Group Inc.                                766        22,842
Citizens Banking Corp.                                        906        22,735
Downey Financial Corp.                                        511        21,993
NextCard Inc.+                                              1,991        21,563
Staten Island Bancorp Inc.                                    758        20,837
Southwest Securities Group Inc.*                              894        19,802
Chittenden Corp.                                              602        18,060
Richmond County Financial Corp.                               522        17,612
Ocwen Financial Corp.+                                      1,786        17,217
South Financial Group Inc. (The)                              977        16,218
Provident Bankshares Corp.                                    639        14,311
MAF Bancorp Inc.                                              496        13,367
Net.B@nk Inc.+                                              1,206        13,121
People's Bank                                                 582        13,118
Texas Regional Bancshares "A"                                 330        11,880
Republic Bancorp Inc.                                         894        11,846
UCBH Holdings Inc.                                            426        11,766
FirstFed Financial Corp.+                                     391        11,730
AMCORE Financial Inc.                                         552        11,040
East West Bancorp Inc.                                        489        10,152
Sterling Bancshares Inc.                                      554         9,989
Harbor Florida Bancshares Inc.                                577         9,203
First Sentinel Bancorp Inc.                                   738         8,111
Medallion Financial Corp.                                     638         7,943

                                                        Shares or
Security                                                Principal         Value
-------------------------------------------------------------------------------
Anchor BanCorp Wisconsin Inc.                                 512   $     7,916
Pacific Northwest Bancorp                                     382         6,823
Dime Community Bancshares                                     224         6,586
PFF Bancorp Inc.                                              302         6,538
GBC Bancorp                                                   247         6,138
Bay View Capital Corp.                                      1,094         5,667
BSB Bancorp Inc.                                              231         4,699
OceanFirst Financial Corp.                                    194         4,346
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $36,994,383)                                                  37,448,566
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.63%
-------------------------------------------------------------------------------
Dreyfus Money Market Fund++                              $216,542       216,542
Federal National Mortgage Association
  Discount Note
  4.38%, 05/10/01++                                        37,419        37,419
Goldman Sachs Financial Square Prime
 Obligation Fund++                                        138,908       138,908
Providian Temp Cash Money Market Fund++                   216,542       216,542
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $609,411)                                                        609,411
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $6,011 and an
  effective yield of 4.21%.                                 6,010         6,010
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $6,010)                                                            6,010
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 101.59%
(Cost $37,609,804)                                                   38,063,987
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.59%)                              (597,325)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                               $37,466,662
===============================================================================

 *  Denotes all or part of security on loan. See Note 5.
 +  Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
page 86                                                                  iShares
iShares Dow Jones U.S. Internet Index Fund
Schedule of Investments
April 30, 2001

Security                                                Shares            Value
-------------------------------------------------------------------------------

COMMON STOCKS - 100.00%
-------------------------------------------------------------------------------
VeriSign Inc.+*                                       40,482        $ 2,075,917
BEA Systems Inc.+                                     47,850          1,954,673
eBay Inc.+                                            33,802          1,706,325
Check Point Software Technologies Ltd.+               24,201          1,518,129
Yahoo! Inc.+                                          74,539          1,504,197
Amazon.com Inc.+*                                     52,791            833,042
Exodus Communications Inc.+*                          84,399            810,230
i2 Technologies Inc.+                                 42,794            745,044
WebMD Corp.+                                          68,917            600,267
E*trade Group Inc.+                                   52,613            494,562
CheckFree Corp.+                                      12,058            480,391
Homestore.com Inc.+                                   13,757            439,536
Ariba Inc.+*                                          52,339            404,581
Commerce One Inc.+                                    42,874            395,298
Vignette Corp.+                                       55,775            373,693
DoubleClick Inc.+                                     25,821            318,631
EarthLink Inc.+                                       28,881            315,958
BroadVision Inc.+                                     48,844            312,113
Interwoven Inc.+                                      21,117            309,153
InfoSpace Inc.+                                       60,685            267,014
Portal Software Inc.+                                 25,239            222,103
RealNetworks Inc.+                                    23,341            214,737
Inktomi Corp.+                                        27,505            201,612
CNET Networks Inc.+                                   16,430            201,596
TIBCO Software Inc.+                                  16,405            187,017
Akamai Technologies Inc.+*                            18,000            170,100
CMGI Inc.+*                                           55,174            164,970
At Home Corp. "A"+                                    42,336            160,453
Ameritrade Holding Corp. "A"+                         23,318            159,029
Ticketmaster Online-CitySearch Inc. "B"+               9,546            133,549
NextCard Inc.+                                        11,127            120,505
Art Technology Group Inc.+                            12,074            110,356
Internet Capital Group Inc.+*                         50,032            108,569
Priceline.com Inc.+                                   16,353             79,312
FreeMarkets Inc.+*                                     7,563             72,529
Covad Communications Group Inc.+*                     38,789             38,401
VerticalNet Inc.+                                     12,213             23,571
MP3.com Inc.+                                          6,540             20,601
Webvan Group Inc.+                                    18,634              2,050
PSINET Inc.+                                          17,941              1,274
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $37,748,011)                                                  18,251,088
-------------------------------------------------------------------------------



Security                                                Principal         Value
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.20%
-------------------------------------------------------------------------------
Dreyfus Money Market Fund++                        $ 431,969        $   431,969
Federal National Mortgage Association
 Discount Note
 4.38%, 05/10/01++                                    91,926             91,926
Goldman Sachs Financial Square Prime
 Obligation Fund++                                   541,247            541,247
Providian Temp Cash Money Market Fund++              431,969            431,969
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,497,111)                                                    1,497,111
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.08%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 04/30/01, due 05/01/01,
  with a maturity value of $13,395 and an
  effective yield of 4.21%.                           13,394             13,394
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $13,394)                                                          13,394
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 108.28%
(Cost $39,258,516)                                                   19,761,593
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (8.28%)                            (1,510,616)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                               $18,250,977
===============================================================================

*   Denotes all or part of security on loan. S ee Note 5.
+   Non-income earning securities.
++ Represents investment of collateral receiv ed from securities lending transactions. See Note 5.


See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 87
iShares Dow Jones U.S. Real Estate Index Fund
Schedule of Investments
April 30, 2001


Security                                                 Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS - 99.86%
-------------------------------------------------------------------------------
Equity Office Properties Trust*                         157,969     $ 4,510,015
Equity Residential Properties Trust                      67,840       3,560,922
Simon Property Group Inc.                                73,872       1,955,392
Spieker Properties Inc.                                  34,689       1,914,833
Archstone Communities Trust                              64,922       1,673,689
Apartment Investment & Management Co. "A"*               36,506       1,627,437
AvalonBay Communities Inc.                               33,935       1,540,649
Duke-Weeks Realty Corp.                                  65,089       1,499,651
Kimco Realty Corp.                                       32,040       1,409,760
Vornado Realty Trust                                     36,816       1,351,884
Host Marriott Corp.*                                    104,804       1,350,924
Crescent Real Estate Equities Co.                        55,485       1,319,988
Public Storage Inc.                                      47,080       1,281,988
AMB Property Corp.                                       44,940       1,119,006
Boston Properties Inc.                                   27,576       1,089,528
Liberty Property Trust                                   37,411       1,079,307
Health Care Property Investors Inc.                      27,914       1,007,695
Homestore.com Inc.+*                                     31,238         998,054
Rouse Co.*                                               37,167         990,129
General Growth Properties Inc.                           26,216         946,660
Plum Creek Timber Co. Inc.*                              37,556         943,782
Arden Realty Inc.                                        37,506         940,275
Mack-Cali Realty Corp.                                   33,007         883,927
Highwoods Properties Inc.                                33,755         867,503
IndyMac Bancorp Inc.+                                    36,541         836,789
Hospitality Properties Trust                             31,480         829,498
Security Capital Group "B"+                              39,101         809,391
Franchise Finance Corporation of America                 30,916         777,537
New Plan Excel Realty Trust                              48,945         770,884
Camden Property Trust                                    22,123         736,696
Catellus Development Corp.+                              45,179         734,159
HRPT Properties Trust                                    82,106         720,070
First Industrial Realty Trust                            23,054         708,910
CarrAmerica Realty Corp.                                 22,562         648,657
Cousins Properties Inc.                                  24,209         630,644
Reckson Associates Realty Corp.                          24,765         582,225
Storage USA Inc.                                         16,984         573,210
Healthcare Realty Trust                                  22,753         546,072
FelCor Lodging Trust Inc.                                24,786         545,044
Prentiss Properties Trust                                21,302         540,006
Developers Diversified Realty Corp.                      33,371         504,570
Shurgard Storage Centers Inc. "A"                        18,322         497,626
Macerich Co. (The)                                       21,672         487,620
Nationwide Health Properties Inc.                        26,225         462,871
St. Joe Company (The)                                    18,557         456,317
iStar Financial Inc.                                     17,160         429,000
Chelsea Property Group Inc.                               9,426         412,387



                                                       Shares or
Security                                               Principal          Value
-------------------------------------------------------------------------------
CBL & Associates Properties Inc.                         14,160         390,108
LNR Property Corp.                                       12,751         363,404
Health Care REIT Inc.                                    15,520         362,392
Mills Corp.                                              16,467         349,430
Meditrust Corp.+                                         73,929         347,466
Manufactured Home Communities Inc.                       12,750         341,700
Glenborough Realty Trust Inc.                            17,409         302,917
Brandywine Realty Trust                                  15,049         296,766
RFS Hotel Investors Inc.                                 17,165         247,004
JDN Realty Corp.                                         20,207         238,241
Colonial Properties Trust                                 8,084         233,628
Equity Inns Inc.                                         29,435         231,948
Capital Automotive REIT                                  10,490         166,371
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $52,545,810)                                                  53,974,556
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.44%
-------------------------------------------------------------------------------
Dreyfus Money Market Fund++                          $1,235,651       1,235,651
Federal National Mortgage Association
 Discount Note
 4.38%, 05/10/01++                                      213,525         213,525
Goldman Sachs Financial Square Prime
 Obligation Fund++                                      792,645         792,645
Providian Temp Cash Money Market Fund++               1,235,651       1,235,651
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $ 3,477,472)                                                   3,477,472
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.01%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
 Agreement, dated 04/30/01, due 05/01/01,
 with a maturity value of $4,933 and an
 effective yield of 4.21%.                                4,933           4,933
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $4,933)                                                            4,933
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 106.31%
(Cost $56,028,215)                                                   57,456,961
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (6.31%)                            (3,408,395)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                               $54,048,566
===============================================================================


*  Denotes all or part of security on loan. See Note 5.
+  Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 88                                                               i Shares
iShares Cohen & Steers Realty Majors Index Fund
Schedule of Investments
April 30, 2001

Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS - 99.98%
-------------------------------------------------------------------------------
Equity Residential Properties Trust                        61,969    $3,252,753
Equity Office Properties Trust*                           106,612     3,043,773
Simon Property Group Inc.                                  98,236     2,600,307
Spieker Properties Inc.                                    37,140     2,050,128
Public Storage Inc.                                        74,254     2,021,936
Boston Properties Inc.                                     48,894     1,931,802
Prologis Trust                                             93,258     1,921,115
Vornado Realty Trust                                       49,131     1,804,090
Apartment Investment & Management Co. "A"*                 40,318     1,797,377
Archstone Communities Trust                                69,289     1,786,271
AvalonBay Communities Inc.                                 37,934     1,722,204
Duke-Weeks Realty Corp.                                    72,147     1,662,267
Kimco Realty Corp.                                         35,674     1,569,656
AMB Property Corp.                                         47,606     1,185,389
CarrAmerica Realty Corp.*                                  37,655     1,082,581
General Growth Properties Inc.                             29,516     1,065,823
Health Care Property Investors Inc.                        28,832     1,040,835
Rouse Co.                                                  38,885     1,035,896
Arden Realty Inc.                                          35,932       900,815
Highwoods Properties Inc.                                  33,050       849,385
Post Properties Inc.                                       22,408       825,959
Weingarten Realty Investors                                17,724       751,143
Reckson Associates Realty Corp.                            31,425       738,802
Cousins Properties Inc.                                    27,702       721,637
Smith (Charles E.) Residential Realty Inc.                 12,373       556,785
Centerpoint Properties Corp.                               11,754       547,736
Nationwide Health Properties Inc.                          26,154       461,618
Macerich Co. (The)                                         19,336       435,060
Taubman Centers Inc.                                       29,033       360,009
Manufactured Home Communities Inc.                         11,758       315,114
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $40,135,583)                                                  40,038,266
-------------------------------------------------------------------------------

Security                                               Principal     Value
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.79%
-------------------------------------------------------------------------------
Dreyfus Money Market Fund+                             $1,109,030    $1,109,030
Federal National Mortgage Association
 Discount Note
 4.38%, 05/10/01+                                         191,645       191,645
Goldman Sachs Financial Square Prime
 Obligation Fund+                                         711,420       711,420
Providian Temp Cash Money Market Fund+                  1,109,030     1,109,030
-------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,121,125)                                                    3,121,125
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.02%
-------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
 Agreement, dated 04/30/01, due 05/01/01,
 with a maturity value of $9,142 and an
 effective yield of 4.21%.                                  9,141         9,141
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $9,141)                                                            9,141
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 107.79%
(Cost $43,265,849)                                                   43,168,532
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.79%)                            (3,121,277)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                               $40,047,255
===============================================================================


* Denotes all or part of security on loan. See Note 5.
+ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 89 |
iShares Trust
Statements of Assets and Liabilities
April 30, 2001

                                                                             iShares Dow Jones U.S.
                                                            ---------------------------------------------------------
                                                                              Basic         Consumer      Consumer
                                                               Total         Materials      Cyclical     Non-Cyclical
                                                               Market         Sector         Sector         Sector
                                                             Index Fund     Index Fund     Index Fund     Index Fund
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                          $75,899,575    $ 9,142,088    $32,681,457    $15,439,942
                                                             --------------------------------------------------------
Investments in securities, at market value (Note 1)+         $69,392,614    $ 9,810,012    $32,859,295    $14,189,411
Receivables:
  Investment securities sold                                       4,934        290,341              -              -
  Dividends and interest                                          51,747          9,440         13,419         17,476
                                                             --------------------------------------------------------
Total Assets                                                  69,449,295     10,109,793     32,872,714     14,206,887
                                                             --------------------------------------------------------

LIABILITIES
Payables:
  Investment securities purchased                                 79,844        289,399              -              -
  Collateral for securities on loan (Note 5)                   2,723,752              -      2,906,751              -
  Advisory fees (Note 2)                                          21,105          9,591         26,427         14,670
                                                             --------------------------------------------------------
Total Liabilities                                              2,824,701        298,990      2,933,178         14,670
                                                             --------------------------------------------------------

NET ASSETS                                                   $66,624,594    $ 9,810,803    $29,939,536    $14,192,217
                                                             ========================================================

Net assets consist of:
  Paid-in capital                                            $73,516,887    $ 9,219,813    $30,264,157    $15,768,616
  Undistributed net investment income                             69,451          4,660              8         39,353
  Undistributed net realized loss                               (454,783)       (81,594)      (502,467)      (365,221)
  Net unrealized appreciation (depreciation)                  (6,506,961)       667,924        177,838     (1,250,531)
                                                             --------------------------------------------------------
NET ASSETS                                                   $66,624,594    $ 9,810,803    $29,939,536    $14,192,217
                                                             ========================================================

iShares outstanding                                            1,150,000        250,000        500,000        350,000
                                                             ========================================================

Net asset value per iShare                                   $     57.93    $     39.24    $     59.88    $     40.55
                                                             ========================================================
---------------------------------------------------------------------------------------------------------------------

+ Includes securities on loan with market values of $2,598,767, $ --, $2,825,950 and $ --, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
page 90                                                                  iShares
iShares Trust
Statements of Assets and Liabilities (continued)
April 30, 2001

                                                                                    iShares Dow Jones U.S.
                                                            -------------------------------------------------------------------
                                                              Energy         Financial         Healthcare         Industrial
                                                              Sector           Sector            Sector              Sector
                                                            Index Fund       Index Fund        Index Fund          Index Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                        $ 53,933,258      $ 56,076,697       $115,907,567       $ 48,060,146
                                                           --------------------------------------------------------------------
Investments in securities, at market value (Note 1)+       $ 57,272,629      $ 58,940,438       $113,176,429       $ 46,565,417
Receivables:
 Investment securities sold                                   1,939,596                 -             50,550            454,257
 Dividends and interest                                          18,080            79,100             57,303              9,371
 iShares sold                                                         -                 -              2,760             18,372
                                                           --------------------------------------------------------------------
Total Assets                                                 59,230,305        59,019,538        113,287,042         47,047,417
                                                           --------------------------------------------------------------------
LIABILITIES
Payables:
 Investment securities purchased                              1,935,474                 -             37,712            450,819
 Collateral for securities on loan (Note 5)                   3,095,022         1,711,437          4,897,268            681,652
 Advisory fees (Note 2)                                          43,778            59,336             82,633             24,441
                                                           --------------------------------------------------------------------
Total Liabilities                                             5,074,274         1,770,773          5,017,613          1,156,912
                                                           --------------------------------------------------------------------
NET ASSETS                                                 $ 54,156,031      $ 57,248,765       $108,269,429       $ 45,890,505
                                                           ====================================================================
Net assets consist of:
 Paid-in capital                                           $ 51,421,419      $ 54,527,932       $111,330,924       $ 48,470,089
 Undistributed net investment income                                  -           109,062                  -                  -
 Undistributed net realized loss                               (604,759)         (251,970)          (330,357)        (1,084,855)
 Net unrealized appreciation (depreciation)                   3,339,371         2,863,741         (2,731,138)        (1,494,729)
                                                           --------------------------------------------------------------------
NET ASSETS                                                 $ 54,156,031      $ 57,248,765       $108,269,429       $ 45,890,505
                                                           ====================================================================
iShares outstanding                                             950,000           700,000          1,750,000            850,000
                                                           ====================================================================
Net asset value per iShare                                 $      57.01      $      81.78       $      61.87       $      53.99
                                                           ====================================================================
-------------------------------------------------------------------------------------------------------------------------------

+ Includes securities on loan with market values of $3,000,404, $1,669,567, $4,862,937 and $626,430, respectively. See Note 5.

See notes to financial statements.

________________________________________________________________________________
iShares Financial Statements                                             page 91
iShares Trust
Statements of Assets and Liabilities (continued)
April 30, 2001

                                                                                  iShares Dow Jones U.S.
                                                              ------------------------------------------------------------------
                                                                                 Telecom-
                                                              Technology        munications         Utilities
                                                                Sector             Sector             Sector          Chemicals
                                                              Index Fund        Index Fund         Index Fund         Index Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                          $173,538,757     $ 68,056,822       $ 45,396,679       $ 18,669,344
                                                             -------------------------------------------------------------------
Investments in securities, at market value (Note 1)+         $119,240,891     $ 61,277,866       $ 46,082,196       $ 18,896,358
Receivables:
 Investment securities sold                                             -        1,673,329            145,038            343,770
 Dividends and interest                                             9,731          153,663             45,331             28,048
 iShares sold                                                           -                -              7,402                  -
                                                             -------------------------------------------------------------------
Total Assets                                                  119,250,622       63,104,858         46,279,967         19,268,176
                                                             -------------------------------------------------------------------
LIABILITIES
Payables:
 Investment securities purchased                                        -        1,845,534            134,853            372,247
 Collateral for securities on loan (Note 5)                     8,163,818        5,601,007          3,139,729                  -
 Advisory fees (Note 2)                                            96,515           55,411             29,704             17,709
                                                             -------------------------------------------------------------------
Total Liabilities                                               8,260,333        7,501,952          3,304,286            389,956
                                                             -------------------------------------------------------------------
NET ASSETS                                                   $110,990,289     $ 55,602,906       $ 42,975,681       $ 18,878,220
                                                             ===================================================================

Net assets consist of:
 Paid-in capital                                             $169,267,859     $ 66,777,738       $ 42,412,129       $ 18,836,801
 Undistributed net investment income                                    -          109,890             44,475             25,883
 Undistributed net realized loss                               (3,979,704)      (4,505,766)          (166,440)          (211,478)
 Net unrealized appreciation (depreciation)                   (54,297,866)      (6,778,956)           685,517            227,014
                                                             -------------------------------------------------------------------
NET ASSETS                                                   $110,990,289     $ 55,602,906       $ 42,975,681       $ 18,878,220
                                                             ===================================================================
iShares outstanding                                             1,750,000        1,450,000            500,000            450,000
                                                             ===================================================================
Net asset value per iShare                                   $      63.42     $      38.35       $      85.95       $      41.95
                                                             ===================================================================
--------------------------------------------------------------------------------------------------------------------------------

+ Includes securities on loan with market values of $7,920,724, $5,061,337, $3,042,659 and $ --,respectively. See Note 5.

See notes to financial statements.

_______________________________________________________________________________
page 92                                                                 iShares
iShares Trust
Statements of Assets and Liabilities (continued)
April 30, 2001


                                                                      iShares Dow Jones U.S.                iShares Cohen & Steers
                                                              -----------------------------------------     ----------------------

                                                               Financial                       Real               Realty
                                                               Services      Internet         Estate              Majors
                                                              Index Fund    Index Fund      Index Fund          Index Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                           $37,609,804   $ 39,258,516    $56,028,215        $43,265,849
                                                              ------------------------------------------------------------
Investments in securities, at market value (Note 1)+          $38,063,987   $ 19,761,593    $57,456,961        $43,168,532
Receivables:
 Investment securities sold                                             -        393,409      3,159,521                  -
 Dividends and interest                                            40,061          2,445        129,217             72,549
                                                              ------------------------------------------------------------
Total Assets                                                   38,104,048     20,157,447     60,745,699         43,241,081
                                                              ------------------------------------------------------------

LIABILITIES
Payables:
 Investment securities purchased                                        -        393,904      3,179,186             50,549
 Collateral for securities on loan (Note 5)                       609,411      1,497,111      3,477,472          3,121,125
 Advisory fees  (Note 2)                                           27,975         15,455         40,475             22,152
                                                              ------------------------------------------------------------
Total Liabilities                                                 637,386      1,906,470      6,697,133          3,193,826
                                                              ------------------------------------------------------------
NET ASSETS                                                    $37,466,662   $ 18,250,977    $54,048,566        $40,047,255
                                                              ============================================================

Net assets consist of:
 Paid-in capital                                              $37,118,351   $ 48,320,751    $52,464,338        $39,848,642
 Undistributed net investment income                               49,262          -            445,898            310,674
 Undistributed net realized loss                                 (155,134)   (10,572,851)      (290,416)           (14,744)
 Net unrealized appreciation (depreciation)                       454,183    (19,496,923)     1,428,746            (97,317)
                                                              ------------------------------------------------------------
NET ASSETS                                                    $37,466,662   $ 18,250,977    $54,048,566        $40,047,255
                                                              ============================================================

iShares outstanding                                               400,000        900,000        700,000            500,000
                                                              ============================================================

Net asset value per iShare                                    $     93.67   $      20.28    $     77.21        $     80.09
                                                              ============================================================
----------------------------------------------------------------------------------------------------------------------------------

+ Includes securities on loan with market values of $595,560, $1,247,881, $3,375,844 and $3,050,367, respectively. See Note 5.

See notes to financial statements.

________________________________________________________________________________
iShares Financial Statements                                             page 93
iShares Trust
Statements of Operations
For the period ended April 30, 2001

                                                                                            iShares Dow  Jones U.S.
                                                                      --------------------------------------------------------------
                                                                                         Basic         Consumer        Consumer
                                                                          Total        Materials       Cyclical       Non-Cyclical
                                                                         Market         Sector          Sector           Sector
                                                                      Index Fund/1/  Index Fund/1/   Index Fund/1/    Index Fund/1/
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Dividends                                                            $   373,721       $184,419       $121,024       $   217,439
 Interest                                                                   1,717            600          1,021               598
 Securities lending income                                                  1,894              -            459                 -
                                                                      -----------------------------------------------------------
Total investment income                                                   377,332        185,019        122,504           218,037
                                                                      -----------------------------------------------------------

EXPENSES (NOTE 2)
 Advisory fees                                                             63,502         46,758         96,662            71,983
                                                                      -----------------------------------------------------------
Total expenses                                                             63,502         46,758         96,662            71,983
                                                                      -----------------------------------------------------------
Net investment income                                                     313,830        138,261         25,842           146,054
                                                                      -----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) from investments                               (445,124)       (25,222)        31,598         1,070,519
 Net change in unrealized appreciation (depreciation) on investments   (6,506,961)       667,924        177,838        (1,250,531)
                                                                      -----------------------------------------------------------
Net realized and unrealized gain (loss)                                (6,952,085)       642,702        209,436          (180,012)
                                                                      -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(6,638,255)      $780,963       $235,278       $   (33,958)
                                                                      ===========================================================
---------------------------------------------------------------------------------------------------------------------------------

/1/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

See notes to financial statements.

_______________________________________________________________________________
page 94                                                                 iShares
iShares Trust
Statements of Operations (continued)
For the period ended April 30, 2001

                                                                                         iShares Dow Jones U.S.
                                                                       -------------------------------------------------------------
                                                                         Energy        Financial      Healthcare      Industrial
                                                                         Sector         Sector          Sector          Sector
                                                                       Index Fund/2/  Index Fund/1/  Index Fund/2/   Index Fund/2/
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                            $  483,755    $ 1,520,214    $   368,683     $   229,239
   Interest                                                                  1,949          1,316          2,353           1,224
   Securities lending income                                                   969          5,091            879             865
                                                                        ----------    -----------    -----------     -----------
Total investment income                                                    486,673      1,526,621        371,915         231,328
                                                                        ----------    -----------    -----------     -----------

EXPENSES (NOTE 2)
   Advisory fees                                                           188,649        443,765        251,455         133,113
                                                                        ----------    -----------    -----------     -----------
Total expenses                                                             188,649        443,765        251,455         133,113
                                                                        ----------    -----------    -----------     -----------
Net investment income                                                      298,024      1,082,856        120,460          98,215
                                                                        ----------    -----------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from investments                              1,007,929     10,111,817        844,329        (607,911)
  Net change in unrealized appreciation (depreciation) on investments    3,339,371      2,863,741     (2,731,138)     (1,494,729)
                                                                        ----------    -----------    -----------     -----------
Net realized and unrealized gain (loss)                                  4,347,300     12,975,558     (1,886,809)     (2,102,640)
                                                                        ----------    -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $4,645,324    $14,058,414    $(1,766,349)    $(2,004,425)
                                                                        ==========    ===========    ===========     ===========

--------------------------------------------------------------------------------
1  For the period from May 22, 2000 (commencement of operations) to April 30,
   2001.

2 For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 95
iShares Trust
Statements of Operations (continued)
For the period ended April 30, 2001

                                                                                          iShares Dow Jones U.S.
                                                                          ----------------------------------------------------------
                                                                                          Telecom-
                                                                          Technology     munications     Utilities
                                                                            Sector           Sector        Sector        Chemicals
                                                                          Index Fund/1/  Index Fund/2/  Index Fund/3/  Index Fund/3/
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                              $    119,451   $    603,550    $  911,188    $367,715
   Interest                                                                      3,875          4,852         1,715       1,204
   Securities lending income                                                    11,281         27,057           441           -
                                                                          ------------   ------------    ----------    --------
Total investment income                                                        134,607        635,459       913,344     368,919
                                                                          ------------   ------------    ----------    --------

EXPENSES (NOTE 2)
   Advisory fees                                                               645,093        272,197       171,300      88,344
                                                                          ------------   ------------    ----------    --------
Total expenses                                                                 645,093        272,197       171,300      88,344
                                                                          ------------   ------------    ----------    --------
Net investment income (loss)                                                  (510,486)       363,262       742,044     280,575
                                                                          ------------   ------------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from investments                                   868,638     (7,525,427)    5,010,474      50,257
   Net change in unrealized appreciation (depreciation) on investments     (54,297,866)    (6,778,956)      685,517     227,014
                                                                          ------------   ------------    ----------    --------
Net realized and unrealized gain (loss)                                    (53,429,228)   (14,304,383)    5,695,991     277,271
                                                                          ------------   ------------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $(53,939,714)  $(13,941,121)   $6,438,035    $557,846
                                                                          ============   ============    ==========    ========

--------------------------------------------------------------------------------
1  For the period from May 15, 2000 (commencement of operations) to April 30,
   2001.
2  For the period from May 22, 2000 (commencement of operations) to April 30,
   2001.
3 For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

   See notes to financial statements.


--------------------------------------------------------------------------------
page 96                                                                 iShares
iShares Trust
Statements of Operations (continued)
For the period ended April 30, 2001

                                                                                                                      iShares Cohen
                                                                               iShares Dow Jones U.S.                   & Steers
                                                                       ---------------------------------------------  --------------
                                                                         Financial                        Real         Realty
                                                                          Services       Internet        Estate        Majors
                                                                        Index Fund/2/  Index Fund/1/   Index Fund/2/  Index Fund/1/
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                             $  758,692    $        170     $1,898,619    $ 557,461
   Interest                                                                   1,542           4,114          2,278          843
   Securities lending income                                                  1,967          26,906          2,994           76
                                                                       ------------    ------------     ----------    ---------
Total investment income                                                     762,201          31,190      1,903,891      558,380
                                                                       ------------    ------------     ----------    ---------


EXPENSES (NOTE 2)
   Advisory fees                                                            236,783         282,880        162,992       30,688
                                                                       ------------    ------------     ----------    ---------
Total expenses                                                              236,783         282,880        162,992       30,688
                                                                       ------------    ------------     ----------    ---------
Net investment income (loss)                                                525,418        (251,690)     1,740,899      527,692
                                                                       ------------    ------------     ----------    ---------


NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) from investments                               7,596,460      (2,082,701)       819,823      (12,962)
  Net change in unrealized appreciation (depreciation) on investments       454,183     (19,496,923)     1,428,746      (97,317)
                                                                       ------------    ------------     ----------    ---------
Net realized and unrealized gain (loss)                                   8,050,643     (21,579,624)     2,248,569     (110,279)
                                                                       ------------    ------------     ----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                              $8,576,061    $(21,831,314)    $3,989,468    $ 417,413
                                                                       ============    ============     ==========    =========

--------------------------------------------------------------------------------
1 For the period from May 15, 2000 (commencement of operations) to April 30,
  2001.
2 For the period from June 12, 2000 (commencement of operations) to April 30,
  2001.
3 For the period from January 29, 2001 (commencement of operations) to April 30,
  2001.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 97
iShares Trust
Statements of Changes in Net Assets
For the period ended April 30, 2001

                                                                                         iShares Dow Jones U.S.
                                                                    ----------------------------------------------------------------
                                                                                        Basic           Consumer        Consumer
                                                                       Total          Materials         Cyclical      Non-Cyclical
                                                                       Market           Sector           Sector          Sector
                                                                    Index Fund/1/    Index Fund/1/    Index Fund/1/   Index Fund/1/
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
 Net investment income                                              $     313,830    $     138,261    $     25,842    $     146,054
 Net realized gain (loss)                                                (445,124)         (25,222)         31,598        1,070,519
 Net change in unrealized appreciation (depreciation)                  (6,506,961)         667,924         177,838       (1,250,531)
                                                                    ----------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (6,638,255)         780,963         235,278          (33,958)
                                                                    ----------------------------------------------------------------

Distributions to iShareholders:
 From net investment income                                              (243,544)        (133,601)        (29,891)        (106,701)
 From net realized gain                                                    (6,982)         (17,539)        (47,006)               -
                                                                    ----------------------------------------------------------------
Total distributions to iShareholders                                     (250,526)        (151,140)        (76,897)        (106,701)
                                                                    ----------------------------------------------------------------

iShares Transactions:
 iShares sold                                                          73,513,375       15,892,905       38,392,976      28,572,900
 iShares redeemed                                                               -       (6,711,925)      (8,611,821)    (14,240,024)
                                                                    ----------------------------------------------------------------
Net increase in net assets from iShares transactions                   73,513,375        9,180,980       29,781,155      14,332,876
                                                                    ----------------------------------------------------------------
Increase in net assets                                                 66,624,594        9,810,803       29,939,536      14,192,217

NET ASSETS:
Beginning of period                                                             -                -                -               -
                                                                    ----------------------------------------------------------------
End of period                                                       $  66,624,594    $   9,810,803    $  29,939,536   $  14,192,217
                                                                    ================================================================

Undistributed net investment income included in net assets at
 end of period                                                      $      69,451    $       4,660    $           8   $      39,353
                                                                    ================================================================

iSHARES ISSUED AND REDEEMED:
 iShares sold                                                           1,150,000          450,000          650,000         700,000
 iShares redeemed                                                               -         (200,000)        (150,000)       (350,000)
                                                                    ----------------------------------------------------------------
Net increase in iShares outstanding                                     1,150,000          250,000          500,000         350,000
                                                                    ================================================================

________________________________________________________________________________
/1/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

See notes to financial statements.

--------------------------------------------------------------------------------
page 98                                                            iShares Trust
iShares Trust
Statements of Changes in Net Assets (continued)
For the period ended April 30, 2001

                                                                                          iShares Dow Jones U.S.
                                                                    ----------------------------------------------------------------

                                                                       Energy         Financial        Healthcare      Industrial
                                                                       Sector          Sector            Sector          Sector
                                                                    Index Fund/2/    Index Fund/1/    Index Fund/2/   Index Fund/2/

------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
 Net investment income                                              $     298,024    $   1,082,856    $     120,460   $      98,215
 Net realized gain (loss)                                               1,007,929       10,111,817          844,329        (607,911)
 Net change in unrealized appreciation (depreciation)                   3,339,371        2,863,741       (2,731,138)     (1,494,729)
                                                                    ----------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         4,645,324       14,058,414       (1,766,349)     (2,004,425)
                                                                    ----------------------------------------------------------------

Distributions to iShareholders:
 From net investment income                                              (314,652)        (940,451)        (129,486)       (105,375)
 From net realized gain                                                         -          (98,422)         (64,628)        (52,511)
                                                                    ----------------------------------------------------------------
Total distributions to iShareholders                                     (314,652)      (1,038,873)        (194,114)       (157,886)
                                                                    ----------------------------------------------------------------

iShares Transactions:
 iShares sold                                                          73,508,220      168,937,183      120,097,866      56,492,920
 iShares redeemed                                                     (23,682,861)    (124,707,959)      (9,867,974)     (8,440,104)
                                                                    ----------------------------------------------------------------
Net increase in net assets from iShares transactions                   49,825,359       44,229,224      110,229,892      48,052,816
                                                                    ----------------------------------------------------------------
Increase in net assets                                                 54,156,031       57,248,765      108,269,429      45,890,505

NET ASSETS:
Beginning of period                                                             -                -                -               -
                                                                    ----------------------------------------------------------------
End of period                                                       $  54,156,031    $  57,248,765    $ 108,269,429   $  45,890,505
                                                                    ================================================================

Undistributed net investment income included in net assets at
 end of period                                                      $           -    $     109,062    $           -   $           -
                                                                    ================================================================

iSHARES ISSUED AND REDEEMED:
 iShares sold                                                           1,400,000        2,200,000        1,900,000       1,000,000
 iShares redeemed                                                        (450,000)      (1,500,000)        (150,000)       (150,000)
                                                                    ----------------------------------------------------------------
Net increase in iShares outstanding                                       950,000          700,000        1,750,000         850,000
                                                                    ================================================================

________________________________________________________________________________
/1/ For the period from May 22, 2000 (commencement of operations) to April 30, 2001.

/2/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.


     See notes to financial statements.


--------------------------------------------------------------------------------
iShares Financial Statements                                             page 99
iShares Trust
Statements of Changes in Net Assets (continued)
For the period ended April 30, 2001

                                                                                        iShares Dow Jones U.S.
                                                                 ------------------------------------------------------------------
                                                                                     Telecom-
                                                                     Technology     munications         Utilities
                                                                       Sector          Sector             Sector        Chemicals
                                                                   Index Fund /1/   Index Fund /2/   Index Fund /3/   Index Fund /3/
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
 Net investment income (loss)                                    $       (510,486)  $      363,262   $      742,044   $     280,575
 Net realized gain (loss)                                                 868,638       (7,525,427)       5,010,474          50,257
 Net change in unrealized appreciation (depreciation)                 (54,297,866)      (6,778,956)         685,517         227,014
                                                                 ------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       (53,939,714)     (13,941,121)       6,438,035         557,846
                                                                 ------------------------------------------------------------------

Distributions to iShareholders:
 From net investment income                                                     -         (253,372)        (697,569)       (254,692)
 From net realized gain                                                         -         (675,599)         (55,156)       (101,848)
                                                                 ------------------------------------------------------------------
Total distributions to iShareholders                                            -         (928,971)        (752,725)       (356,540)
                                                                 ------------------------------------------------------------------

iShares Transactions:
 iShares sold                                                         201,179,722      110,589,888       80,926,328      24,295,870
 iShares redeemed                                                     (36,249,719)     (40,116,890)     (43,635,957)     (5,618,956)
                                                                 ------------------------------------------------------------------
Net increase in net assets from iShares transactions                  164,930,003       70,472,998       37,290,371      18,676,914
                                                                 ------------------------------------------------------------------
Increase in net assets                                                110,990,289       55,602,906       42,975,681      18,878,220

NET ASSETS:
Beginning of period                                                             -                -                -               -
                                                                 ------------------------------------------------------------------
End of period                                                    $    110,990,289       55,602,906       42,975,681      18,878,220
                                                                 ==================================================================

Undistributed net investment income included in net assets at
 end of period                                                   $              -  $       109,890  $        44,475   $      25,883
                                                                 ==================================================================

iSHARES ISSUED AND REDEEMED:
 iShares sold                                                           2,200,000        2,200,000        1,050,000         600,000
 iShares redeemed                                                        (450,000)        (750,000)        (550,000)       (150,000)
                                                                 ------------------------------------------------------------------
Net increase in iShares outstanding                                     1,750,000        1,450,000          500,000         450,000
                                                                 ==================================================================
-----------------------------------------------------------------------------------------------------------------------------------

/1/ For the period from May 15, 2000 (commencement of operations) to April 30, 2001.
/2/ For the period from May 22, 2000 (commencement of operations) to April 30, 2001.
/3/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

See notes to financial statements.

--------------------------------------------------------------------------------
page 100                                                                 iShares
iShares Trust
Statements of Changes in Net Assets (continued)
For the period ended April 30, 2001

                                                                              iShares Dow Jones U.S.                 iShares ??????
                                                                   ----------------------------------------------  -----------------

                                                                     Financial                          Real             Realty
                                                                     Services        Internet          Estate            Majors
                                                                   Index Fund/2/   Index Fund/1/    Index Fund/2/    Index Fund/3/
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) INC NET ASSETS

Operations:
  Net investment income (loss)                                     $     525,418   $     (251,690)  $   1,740,899   $    527,692
  Net realized gain (loss)                                             7,596,460       (2,082,701)        819,823        (12,962)
  Net change in unrealized appreciation (depreciation)                   454,183      (19,496,923)      1,428,746        (97,317)
                                                                   -------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        8,576,061      (21,831,314)      3,989,468        417,413
                                                                   -------------------------------------------------------------

Distributions to iShareholders:
  From net investment income                                            (476,156)               -      (1,129,858)      (218,800)
  From net realized gain                                                 (32,617)        (982,729)        (69,748)             -
                                                                   -------------------------------------------------------------
Total distributions to iShareholders                                    (508,773)        (982,729)     (1,199,606)      (218,800)
                                                                   -------------------------------------------------------------

iShares Transactions:
  iShares sold                                                        81,665,512      151,589,668      66,197,350     39,848,642
  iShares redeemed                                                   (52,266,138)    (110,524,648)    (14,938,646)             -
                                                                   -------------------------------------------------------------
Net increase in net assets from iShares transactions                  29,399,374       41,065,020      51,258,704     39,848,642
                                                                   -------------------------------------------------------------
Increase in net assets                                                37,466,662       18,250,977      54,048,566     40,047,255

NET ASSETS:
Beginning of period                                                            -                -               -              -
                                                                   -------------------------------------------------------------
End of period                                                      $  37,466,662   $   18,250,977   $  54,048,566   $ 40,047,255
                                                                   =============================================================

Undistributed net investment income included in net
 assets at end of period                                           $      49,262   $            -   $     445,898   $    310,674
                                                                   =============================================================

iSHARES ISSUED AND REDEEMED:
  iShares sold                                                           950,000        2,700,000         900,000        500,000
  iShares redeemed                                                      (550,000)      (1,800,000)       (200,000)             -
                                                                   -------------------------------------------------------------
Net increase in iShares outstanding                                      400,000          900,000         700,000        500,000
                                                                   =============================================================
------------------------------------------------------------------------------------------------------------------------------------

/1/ For the period from May 15, 2000 (commencement of operations) to April 30, 2001.
/2/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
/3/ For the period from January 29, 2001 (commencement of operations) to April 30, 2001.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                            page 101
iShares Trust
Financial Highlights
(For a share outstanding throughout each period)
For the period ended April 30, 2001

                                                                                     iShares Dow Jones U.S.
                                                                  ------------------------------------------------------------
                                                                                    Basic         Consumer        Consumer
                                                                     Total        Materials       Cyclical       Non-Cyclical
                                                                     Market        Sector          Sector           Sector
                                                                  Index Fund/1/  Index Fund/1/  Index Fund/1/    Index Fund/1/
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $     67.15    $    36.04     $     59.63     $      40.83
                                                                   ----------------------------------------------------------
Income from investment operations:
 Net investment income                                                    0.42          0.55            0.09             0.42
 Net realized and unrealized gain (loss)                                 (9.27)         3.25            0.45            (0.39)
                                                                   ----------------------------------------------------------
Total from investment operations                                         (8.85)         3.80            0.54             0.03
                                                                   ----------------------------------------------------------
Less distributions from:
 Net investment income                                                   (0.36)        (0.53)          (0.10)           (0.31)
 Net realized gain                                                       (0.01)        (0.07)          (0.19)               -
                                                                   ----------------------------------------------------------
Total distributions                                                      (0.37)        (0.60)          (0.29)           (0.31)
                                                                   ----------------------------------------------------------
Net asset value, end of period                                     $     57.93    $    39.24     $     59.88     $      40.55
                                                                   ==========================================================

Total return (not annualized)                                           (13.20)%       10.80%           0.98%            0.06%
                                                                   ==========================================================

Ratios/Supplemental data:
 Net assets, end of period (000s)                                  $    66,625    $    9,811     $    29,940     $     14,192
 Ratio of expenses to average net assets+                                 0.20%         0.60%           0.60%            0.60%
 Ratio of net investment income to average net assets+                    0.98%         1.77%           0.16%            1.21%
 Portfolio turnover rate++                                                   5%           16%             25%              38%
------------------------------------------------------------------------------------------------------------------------------

________________________________________________________________________________
/1/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
+    Annualized for periods of less than one year.
++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units

See notes to financial statements.

________________________________________________________________________________
page 102                                                                 iShares
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)
For the period ended April 30, 2001

                                                                              iShares Dow Jones U.S.
                                                           ----------------------------------------------------------------
                                                              Energy         Financial        Healthcare       Industrial
                                                              Sector           Sector           Sector           Sector
                                                           Index Fund/2/    Index Fund/1/    Index Fund/2/    Index Fund/2/
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   50.79        $   71.80        $   59.53        $   58.11
                                                            ------------------------------------------------------------
Income from investment operations:
 Net investment income                                           0.40             1.77             0.13             0.22
 Net realized and unrealized gain (loss)                         6.24            10.17             2.44            (3.98)
                                                            ------------------------------------------------------------
Total from investment operations                                 6.64            11.94             2.57            (3.76)
                                                            ------------------------------------------------------------
Less distributions from:
 Net investment income                                          (0.42)           (1.57)           (0.14)           (0.23)
 Net realized gain                                                  -            (0.39)           (0.09)           (0.13)
                                                            ------------------------------------------------------------
Total distributions                                             (0.42)           (1.96)           (0.23)           (0.36)
                                                            ------------------------------------------------------------
Net asset value, end of period                              $   57.01        $   81.78        $   61.87        $   53.99
                                                            ============================================================

Total return (not annualized)                                   13.13%           16.69%            4.29%           (6.46)%
                                                            ============================================================

Ratios/Supplemental data:
 Net assets, end of period (000s)                           $  54,156        $  57,249        $ 108,269        $  45,891
 Ratio of expenses to average net assets+                        0.60%            0.60%            0.60%            0.60%
 Ratio of net investment income to average net assets+           0.94%            1.46%            0.29%            0.44%
 Portfolio turnover rate++                                         20%              11%               5%              23%
---------------------------------------------------------------------------------------------------------------------------

________________________________________________________________________________
/1/ For the period from May 22, 2000 (commencement of operations) to April 30, 2001.
/2/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
+    Annualized for periods of less than one year.
++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

________________________________________________________________________________
iShares Financial Highlights                                            page 103
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)
For the period ended April 30, 2001

                                                                                    iShares Dow Jones U.S.
                                                               -----------------------------------------------------------------
                                                                                  Telecom-
                                                                Technology       munications       Utilites
                                                                  Sector            Sector          Sector           Chemicals
                                                               Index Fund/1/    Index Fund/2/    Index Fund/3/     Index Fund/3/
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $    116.57      $     56.81      $     69.81       $     40.26
Income from investment operations:
 Net investment income (loss)                                         (0.29)            0.35             1.82              0.65
 Net realized and unrealized gain (loss)                             (52.86)          (17.95)           16.19              1.88
                                                                ---------------------------------------------------------------
Total from investment operations                                     (53.15)          (17.60)           18.01              2.53
                                                                ---------------------------------------------------------------
Less distributions from:
 Net investment income                                                    -            (0.27)          (1.73)             (0.59)
 Net realized gain                                                        -            (0.59)          (0.14)             (0.25)
                                                                ---------------------------------------------------------------
Total distributions                                                       -            (0.86)          (1.87)             (0.84)
                                                                ---------------------------------------------------------------
Net asset value, end of period                                  $     63.42      $     38.35      $    85.95       $      41.95
                                                                ===============================================================

Total return (not annualized)                                        (45.60)%         (31.06)%         25.90%              6.53%
                                                                ===============================================================

Ratios/Supplemental data:
 Net assets, end of period (000s)                               $   110,990      $    55,603      $   42,976       $     18,878
 Ratio of expenses to average net assets+                              0.60%            0.60%           0.60%              0.60%
 Ratio of net investment income (loss) to average net assets+         (0.47)%           0.80%           2.59%              1.90%
 Portfolio turnover rate++                                               11%              43%             11%                16%

________________________________________________________________________________
/1/ For the period from May 15, 2000 (commencement of operations) to April 30, 2001.
/2/ For the period from May 22, 2000 (commencement of operations) to April 30, 2001.
/3/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
+    Annualized for periods of less than one year.
++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

________________________________________________________________________________
page 104                                                                 iShares
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)
For the period ended April 30, 2001

                                                                   iShares Dow Jones U.S.            iShares Cohen & Steers
                                                                --------------------------------------------------------------------


                                                                    Financial                        Real              Realty
                                                                    Services        Internet        Estate             Majors
                                                                    Index Fund/2/   Index Fund/1/   Index Fund/2/      Index Fund/3/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 85.58          $ 67.97        $ 68.97            $ 79.86
                                                                   ----------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                                       1.29            (0.28)          3.51               1.11
   Net realized and unrealized gain (loss)                            8.10           (45.77)          7.51              (0.39)
                                                                   -----------------------------------------------------------
Total from investment operations                                      9.39           (46.05)         11.02               0.72
                                                                   -----------------------------------------------------------
Less distributions from:
   Net investment income                                             (1.17)               -          (2.64)             (0.49)
   Net realized gain                                                 (0.13)           (1.64)         (0.14)                 -
                                                                   -----------------------------------------------------------
Total distributions                                                  (1.30)           (1.64)         (2.78)             (0.49)
                                                                   -----------------------------------------------------------
Net asset value, end of period                                     $ 93.67          $ 20.28        $ 77.21            $ 80.09
                                                                   ===========================================================

Total return (not annualized)                                        11.03%          (68.45)%        16.32%              0.91%
                                                                   ===========================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)                                $37,467          $18,251        $54,049            $40,047
   Ratio of expenses to average net assets+                           0.60%            0.60%          0.60%              0.35%
   Ratio of net investment income (loss) to average net assets+       1.33%           (0.53)%         6.37%              6.01%
   Portfolio turnover rate++                                             5%              74%            30%                 2%

--------------------------------------------------------------------------------

/1/ For the period from May 15, 2000 (commencement of operations) to April 30, 2001.
/2/ For the period from June 12, 2000 (commencement of operations) to April 30, 2001.
/3/ For the period from January 29, 2001 (commencement of operations) to April 30, 2001.
+    Annualized for periods of less than one year.
++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                          page 105
iShares Trust
Notes to the Financial Statements

1.   SIGNIFICANT ACCOUNTING POLICIES

     As of April 30, 2001, the iShares Trust (the "Trust") offers 40 investment portfolios or funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

     The funds offered by the Trust, along with their respective Exchange trading symbols are:

iShares S&P Series
------------------
 .    iShares S&P 100 Index Fund (OEF)
 .    iShares S&P 500 Index Fund (IVV)
 .    iShares S&P 500/BARRA Growth Index Fund (IVW)
 .    iShares S&P 500/BARRA Value Index Fund (IVE)
 .    iShares S&P MidCap 400 Index Fund (IJH)
 .    iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)
 .    iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)
 .    iShares S&P SmallCap 600 Index Fund (IJR)
 .    iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)
 .    iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)
 .    iShares S&P Global 100 Index Fund (IOO)
 .    iShares S&P Europe 350 Index Fund (IEV)
 .    iShares S&P/TSE 60 Index Fund (IKC)

iShares Dow Jones Series
------------------------
 .    iShares Dow Jones U.S. Total Market Index Fund (IYY)
 .    iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)
 .    iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)
 .    iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)
 .    iShares Dow Jones U.S. Energy Sector Index Fund (IYE)
 .    iShares Dow Jones U.S. Financial Sector Index Fund (IYF)
 .    iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)
 .    iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)
 .    iShares Dow Jones U.S. Technology Sector Index Fund (IYW)
 .    iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)
 .    iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)
 .    iShares Dow Jones U.S. Chemicals Index Fund (IYD)
 .    iShares Dow Jones U.S. Financial Services Index Fund (IYG)
 .    iShares Dow Jones U.S. Internet Index Fund (IYV)
 .    iShares Dow Jones U.S. Real Estate Index Fund (IYR)

iShares Russell Series
----------------------
 .    iShares Russell 3000 Index Fund (IWV)
 .    iShares Russell 3000 Growth Index Fund (IWZ)
 .    iShares Russell 3000 Value Index Fund (IWW)
 .    iShares Russell 2000 Index Fund (IWM)
 .    iShares Russell 2000 Growth Index Fund (IWO)
 .    iShares Russell 2000 Value Index Fund (IWN)
 .    iShares Russell 1000 Index Fund (IWB)
 .    iShares Russell 1000 Growth Index Fund (IWF)
 .    iShares Russell 1000 Value Index Fund (IWD)

iShares Cohen & Steers Series
------------------------------
 .    iShare Cohen & Steers Realty Majors Index Fund (ICF)

iShares Nasdaq Series
---------------------
 .    iShares Nasdaq Biotechnology Index Fund (IBB)

iShares Goldman Sachs Series
----------------------------
 .    iShares Goldman Sachs Technology Index Fund (IGM)

     The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

     These financial statements relate to the iShares Dow Jones Series and iShares Cohen & Steers Series of investment portfolios (each a "Fund", collectively the "Funds"). Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the


--------------------------------------------------------------------------------
  page 106                                                              iShares
iShares Trust
Notes to the Financial Statements (continued)

iShares Dow Jones U.S. Total Market Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold fewer stocks than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

  The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

  SECURITY VALUATION

  Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

  DISTRIBUTIONS TO SHAREHOLDERS

  Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

  FEDERAL INCOME TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes.
Accordingly, no provision for federal income taxes was required for the period ended April 30, 2001.


________________________________________________________________________________
iShares Notes to the Financial Statements                               page 107
iShares Trust
Notes to the Financial Statements (continued)

  From November 1, 2000 to April 30, 2001, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending April 30, 2002.

  ----------------------------------------------------------------------
                                                                Deferred
                                                            Net Realized
  iShares Index Fund                                      Capital Losses
  ----------------------------------------------------------------------
  Dow Jones U.S. Total Market                                  $ 266,809
  Dow Jones U.S. Basic Materials Sector                           47,526
  Dow Jones U.S. Consumer Cyclical Sector                         73,340
  Dow Jones U.S. Consumer Non-Cyclical Sector                    308,045
  Dow Jones U.S. Energy Sector                                   591,997
  Dow Jones U.S. Financial Sector                                128,061
  Dow Jones U.S. Healthcare Sector                                48,658
  Dow Jones U.S. Industrial Sector                               909,673
  Dow Jones U.S. Technology Sector                               620,929
  Dow Jones U.S. Telecommunications Sector                     2,264,563
  Dow Jones U.S. Utilities Sector                                 71,188
  Dow Jones U.S. Chemicals                                       202,226
  Dow Jones U.S. Financial Services                               98,003
  Dow Jones U.S. Internet                                      4,247,842
  Dow Jones U.S. Real Estate                                      88,789
  ----------------------------------------------------------------------

  At April 30, 2001, the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund and iShares Dow Jones U.S. Energy Sector Index Fund had tax basis net capital loss carryforwards of $12,169 and $369, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (April 30, 2009), whichever occurs first.


________________________________________________________________________________
  page 108                                                         iShares Trust
i Shares Trust
Notes to the Financial Statements (continued)

  For the period ended April 30, 2001, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the following gains or (losses) have been reclassified from accumulated net realized gains or (losses) to paid-in-capital:

  ----------------------------------------------------------------------
  iShares Index Fund                                              Amount
  ----------------------------------------------------------------------
  Dow Jones U.S. Total Market                                $     3,994
  Dow Jones U.S. Basic Materials Sector                          127,526
  Dow Jones U.S. Consumer Cyclical Sector                        613,068
  Dow Jones U.S. Consumer Non-Cyclical Sector                  1,548,419
  Dow Jones U.S. Energy Sector                                 1,767,657
  Dow Jones U.S. Financial Sector                             10,318,020
  Dow Jones U.S. Healthcare Sector                             1,110,188
  Dow Jones U.S. Industrial Sector                               436,822
  Dow Jones U.S. Technology Sector                             4,991,820
  Dow Jones U.S. Telecommunications Sector                    (3,060,874)
  Dow Jones U.S. Utilities Sector                              5,183,604
  Dow Jones U.S. Chemicals                                       221,364
  Dow Jones U.S. Financial Services                            7,751,507
  Dow Jones U.S. Internet                                      8,754,804
  Dow Jones U.S. Real Estate                                   1,240,785
  ----------------------------------------------------------------------

  REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement, that involves a counterparty and IBT (see Note 2). The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.


________________________________________________________________________________
iShares Notes to the Financial Statements                               page 109
iShares Trust
Notes to the Financial Statements (continued)

   The repurchase agreements held by the Funds at April 30, 2001 were fully collateralized by U.S. Government obligations with an interest rate of 5.50%, a maturity date of 05/31/03 and aggregate market values as follows:

   ----------------------------------------------------------------
                                                          Aggregate
                                                             Market
   iShares Index Fund                                         Value
   ----------------------------------------------------------------
   Dow Jones U.S. Total Market                              $83,651
   Dow Jones U.S. Basic Materials Sector                     10,456
   Dow Jones U.S. Consumer Cyclical Sector                   31,369
   Dow Jones U.S. Consumer Non-Cyclical Sector               20,913
   Dow Jones U.S. Energy Sector                              31,369
   Dow Jones U.S. Financial Sector                           10,456
   Dow Jones U.S. Healthcare Sector                          62,738
   Dow Jones U.S. Industrial Sector                          41,826
   Dow Jones U.S. Technology Sector                          94,107
   Dow Jones U.S. Telecommunications Sector                  31,369
   Dow Jones U.S. Utilities Sector                           20,913
   Dow Jones U.S. Chemicals                                  20,913
   Dow Jones U.S. Financial Services                         10,456
   Dow Jones U.S. Internet                                   20,913
   Dow Jones U.S. Real Estate                                10,456
   Cohen & Steers Realty Majors                              10,456
   ----------------------------------------------------------------

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


   Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.


--------------------------------------------------------------------------------
  page 110                                                         iShares Trust
iShares Trust
Notes to the Financial Statements (continued)

     For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

     ---------------------------------------------------------
                                                      Advisory
     iShares Index Fund                                    Fee
     ---------------------------------------------------------
     Dow Jones U.S. Total Market                          0.20%
     Dow Jones U.S. Basic Materials Sector                0.60
     Dow Jones U.S. Consumer Cyclical Sector              0.60
     Dow Jones U.S. Consumer Non-Cyclical Sector          0.60
     Dow Jones U.S. Energy Sector                         0.60
     Dow Jones U.S. Financial Sector                      0.60
     Dow Jones U.S. Healthcare Sector                     0.60
     Dow Jones U.S. Industrial Sector                     0.60
     Dow Jones U.S. Technology Sector                     0.60
     Dow Jones U.S. Telecommunications Sector             0.60
     Dow Jones U.S. Utilities Sector                      0.60
     Dow Jones U.S. Chemicals                             0.60
     Dow Jones U.S. Financial Services                    0.60
     Dow Jones U.S. Internet                              0.60
     Dow Jones U.S. Real Estate                           0.60
     Cohen & Steers Realty Majors                         0.35
     ---------------------------------------------------------

     Investors Bank & Trust Company ("IBT") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

     SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

     Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., served as a broker-dealer for certain of the Funds. For the period ended April 30, 2001, BGIS received the following amounts in brokerage commissions from these Funds, related to the purchases and sales of portfolio investments:

     ---------------------------------------------------------
                                                   Commissions
                                                       Paid to
     iShares Index Fund                                   BGIS
     ---------------------------------------------------------
     Dow Jones U.S. Total Market                          $160
     Dow Jones U.S. Consumer Cyclical Sector                 4
     Dow Jones U.S. Healthcare Sector                        7
     Dow Jones U.S. Technology Sector                       13
     Dow Jones U.S. Telecommunications Sector              946
     Dow Jones U.S. Financial Services                     235
     ---------------------------------------------------------

     Certain of the officers of the Trust are also employees of IBT.

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                              page 111
iShares Trust
Notes to the Financial Statements (continued)


3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the period ended April 30, 2001, were as follows:

    ---------------------------------------------------------------------------
    iShares Index Fund                               Purchases            Sales
    ---------------------------------------------------------------------------
    Dow Jones U.S. Total Market                     $ 2,115,663     $ 1,870,530
    Dow Jones U.S. Basic Materials Sector             1,566,440       1,383,113
    Dow Jones U.S. Consumer Cyclical Sector           4,878,782       4,731,516
    Dow Jones U.S. Consumer Non-Cyclical Sector       5,373,361       5,135,148
    Dow Jones U.S. Energy Sector                      7,543,328       7,321,802
    Dow Jones U.S. Financial Sector                   9,100,448       8,880,589
    Dow Jones U.S. Healthcare Sector                  2,859,833       2,731,032
    Dow Jones U.S. Industrial Sector                  6,471,756       6,316,493
    Dow Jones U.S. Technology Sector                 11,867,458      12,021,828
    Dow Jones U.S. Telecommunications Sector         21,450,175      21,519,867
    Dow Jones U.S. Utilities Sector                   3,796,725       3,594,220
    Dow Jones U.S. Chemicals                          2,837,710       2,646,543
    Dow Jones U.S. Financial Services                 2,591,202       2,388,930
    Dow Jones U.S. Internet                          36,776,542      37,696,641
    Dow Jones U.S. Real Estate                       10,651,549       9,812,920
    Cohen & Steers Realty Majors                        896,550         548,165
    ---------------------------------------------------------------------------

    In-kind transactions for the period ended April 30, 2001, were as follows:

    ---------------------------------------------------------------------------
                                                       In-kind          In-kind
    iShares Index Fund                               Purchases            Sales
    ---------------------------------------------------------------------------
    Dow Jones U.S. Total Market                     $ 73,508,744  $     206,462
    Dow Jones U.S. Basic Materials Sector             15,843,867      6,864,083
    Dow Jones U.S. Consumer Cyclical Sector           39,273,364      9,701,383
    Dow Jones U.S. Consumer Non-Cyclical Sector       28,849,656     14,729,005
    Dow Jones U.S. Energy Sector                      75,749,244     26,167,072
    Dow Jones U.S. Financial Sector                  173,842,596    129,810,112
    Dow Jones U.S. Healthcare Sector                 120,397,230     10,421,474
    Dow Jones U.S. Industrial Sector                  56,793,264      8,997,626
    Dow Jones U.S. Technology Sector                 208,058,173     43,480,687
    Dow Jones U.S. Telecommunications Sector         113,185,556     43,163,257
    Dow Jones U.S. Utilities Sector                   81,476,248     44,450,265
    Dow Jones U.S. Chemicals                          25,016,778      6,608,798
    Dow Jones U.S. Financial Services                 83,912,081     54,716,430
    Dow Jones U.S. Internet                          161,697,387    120,946,576
    Dow Jones U.S. Real Estate                        67,897,329     17,009,971
    Cohen & Steers Realty Majors                      39,800,160             --
    ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Trust
Notes to the Financial Statements (continued)

     At April 30, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

     -------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                Tax          Unrealized           Unrealized           Appreciation
     iShares Index Fund                                        Cost        Appreciation         Depreciation          (Depreciation)
     -------------------------------------------------------------------------------------------------------------------------------
     Dow Jones U.S. Total Market                       $  76,087,180         $ 3,373,649       $  (10,068,215)        $  (6,694,566)
     Dow Jones U.S. Basic Materials Sector                 9,176,156             887,992             (254,136)              633,856
     Dow Jones U.S. Consumer Cyclical Sector              33,110,576           1,182,937           (1,434,218)             (251,281)
     Dow Jones U.S. Consumer Non-Cyclical Sector          15,484,949             353,840           (1,649,378)           (1,295,538)
     Dow Jones U.S. Energy Sector                         53,945,651           3,740,468             (413,490)            3,326,978
     Dow Jones U.S. Financial Sector                      56,199,104           3,573,656             (832,322)            2,741,334
     Dow Jones U.S. Healthcare Sector                    116,189,266           2,217,400           (5,230,237)           (3,012,837)
     Dow Jones U.S. Industrial Sector                     48,235,328           1,938,745           (3,608,656)           (1,669,911)
     Dow Jones U.S. Technology Sector                    176,897,532           3,232,444          (60,889,085)          (57,656,641)
     Dow Jones U.S. Telecommunications Sector             70,298,025           1,473,960          (10,494,119)           (9,020,159)
     Dow Jones U.S. Utilities Sector                      45,491,931           2,525,296           (1,935,031)              590,265
     Dow Jones U.S. Chemicals                             18,678,596           1,062,324             (844,562)              217,762
     Dow Jones U.S. Financial Services                    37,666,935           1,764,128           (1,367,076)              397,052
     Dow Jones U.S. Internet                              45,583,525             325,712          (26,147,644)          (25,821,932)
     Dow Jones U.S. Real Estate                           56,181,432           1,748,862             (473,333)            1,275,529
     Cohen & Steers Realty Majors                         43,280,593             654,228             (766,289)             (112,061)
     -------------------------------------------------------------------------------------------------------------------------------

4.   iSHARES TRANSACTIONS


     At April 30, 2001, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

     The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.   LOANS OF PORTFOLIO SECURITIES

     Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 113
iShares Trust
Notes to the Financial Statements (continued)

  As of April 30, 2001, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at April 30, 2001 and the value of the related collateral were as follows:

     --------------------------------------------------------------------------
                                                      Value of        Value of
     iShares Index Fund                              Securities      Collateral
     --------------------------------------------------------------------------
     Dow Jones U.S. Total Market                     $ 2,598,767    $ 2,723,752
     Dow Jones U.S. Consumer Cyclical Sector           2,825,950      2,906,751
     Dow Jones U.S. Energy Sector                      3,000,404      3,095,022
     Dow Jones U.S. Financial Sector                   1,669,567      1,711,437
     Dow Jones U.S. Healthcare Sector                  4,862,937      4,897,268
     Dow Jones U.S. Industrial Sector                    626,430        681,652
     Dow Jones U.S. Technology Sector                  7,920,724      8,163,818
     Dow Jones U.S. Telecommunications Sector          5,061,337      5,601,007
     Dow Jones U.S. Utilities Sector                   3,042,659      3,139,729
     Dow Jones U.S. Financial Services                   595,560        609,411
     Dow Jones U.S. Internet                           1,247,881      1,497,111
     Dow Jones U.S. Real Estate                        3,375,844      3,477,472
     Cohen & Steers Realty Majors                      3,050,367      3,121,125
     --------------------------------------------------------------------------

6. NEW ACCOUNTING PRONOUNCEMENT

  In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide are not expected to have a material impact on the net assets of the Funds, or on the presentation of the Funds' financial statements.

--------------------------------------------------------------------------------
page 114                                                                iShares

Report of Independent Accountants

The Board of Trustees and Shareholders
iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Dow Jones Series Funds and the iShares Cohen & Steers Realty Majors Index Fund (the ``Funds''), as listed on the table of contents, at April 30, 2001, and the results of their operations, the changes in their net assets and their financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ``financial statements'') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
June 1, 2001

--------------------------------------------------------------------------------
iShares Report of Independent Accountants                               page 115

Tax Information (Unaudited)

  For corporate shareholders, a portion of the income dividends paid by certain of the Funds duirng the period ended April 30, 2001 qualified for the dividends-received deduction.

     ----------------------------------------------------------------
                                                           Dividends-
                                                            Received
     iShares Index Fund                                    Deduction
     ----------------------------------------------------------------
     Dow Jones U.S. Total Market                             94.35%
     Dow Jones U.S. Basic Materials                         100.00
     Dow Jones U.S. Consumer Cyclical Sector                 97.86
     Dow Jones U.S. Consumer Non-Cyclical Sector            100.00
     Dow Jones U.S. Energy Sector                           100.00
     Dow Jones U.S. Financial Sector                         78.25
     Dow Jones U.S. Healthcare Sector                       100.00
     Dow Jones U.S. Industrial Sector                       100.00
     Dow Jones U.S. Telecommunications Sector                54.48
     Dow Jones U.S. Utilities Sector                        100.00
     Dow Jones U.S. Chemicals                                93.11
     Dow Jones U.S. Financial Services                      100.00
     ----------------------------------------------------------------

--------------------------------------------------------------------------------
page 116                                                                iShares
iShares Trust
Supplemental Information (Unaudited)


The charts below present information about the differences between the daily closing price on secondary markets for shares of each iShares Fund and that Fund's net asset value. Net asset value, or ``NAV'', is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The ``Closing Price'' of each iShares Fund is the price of the last reported trade for shares of such Fund on any major market. Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences is that timing discrepancies can exist between the NAV and Closing Price of a Fund. Trading activity varies and it is important to note that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 p.m. EST when the iShares Funds normally calculate NAV. Each Fund normally trades on one or more exchanges until 4:15 p.m. EST. ``Price Discovery'' is a term for the constant flows of information among investors, corporations and financial institutions, and can cause market prices to change and evolve throughout the trading day, even after markets are closed. Price Discovery between 4:00 p.m. and 4:15 p.m. EST may result in a difference between the NAV and Closing Price of each Fund.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. These iShares Funds commenced operations on various dates throughout the period, the earliest in May of 2000. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through March 31, 2001, the date of the most recent calendar quarter-end. A chart for the iShares Cohen & Steers Realty Majors Index Fund is not presented as the Fund only commenced operations on January 29, 2001 and did not have a full calendar quarter of performance as of March 31, 2001.

The vertical column of each chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

--------------------------------------------------------------------------------
iShares Supplemental Information                                        page 117
iShares Trust
Supplemental Information (Unaudited) (continued)

                 iShares Dow Jones U.S. Total Market Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                            16
0.5%                           165
-0.5%                            5
-1.0%                            1
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

            iShares Dow Jones U.S. Basic Materials Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             2
2.5%                             1
2.0%                             5
1.5%                             6
1.0%                            11
0.5%                            24
0.5%                            92
-0.5%                           19
-1.0%                           12
-1.5%                            2
-2.0%                            7
-2.5%                            2
-3.0%                            1
-3.5%                            0
-4.0%                            1
-4.5%                            0
-5.0%                            1
-5.5%                            1
-6.0%                            0

--------------------------------------------------------------------------------
  Page 118                                                        [iShares LOGO]
iShares Trust
Supplemental Information (Unaudited) (continued)

           iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             1
3.0%                             2
2.5%                             1
2.0%                             3
1.5%                             2
1.0%                             2
0.5%                            24
0.5%                           121
-0.5%                           13
-1.0%                           11
-1.5%                            2
-2.0%                            3
-2.5%                            0
-3.0%                            2
-3.5%                            0
-4.0%                            0
-4.5%                            1
-5.0%                            0
-5.5%                            0
-6.0%                            0

         iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             0
4.0%                             4
3.5%                             2
3.0%                             1
2.5%                             1
2.0%                             3
1.5%                             1
1.0%                             5
0.5%                            30
0.5%                           119
-0.5%                           10
-1.0%                            5
-1.5%                            3
-2.0%                            2
-2.5%                            1
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

--------------------------------------------------------------------------------
iShares Supplemental Information                                        Page 119
iShares Trust
Supplemental Information (Unaudited) (continued)

                iShares Dow Jones U.S. Energy Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             2
0.5%                            12
0.5%                           169
-0.5%                            3
-1.0%                            1
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

               iShares Dow Jones U.S. Financial Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             1
0.5%                            10
0.5%                           168
-0.5%                            8
-1.0%                            0
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

--------------------------------------------------------------------------------
  Page 120                                                        [iShares LOGO]
iShares Trust
Supplemental Information (Unaudited) (continued)

              iShares Dow Jones U.S. Healthcare Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             1
1.5%                             0
1.0%                             1
0.5%                            12
0.5%                           173
-0.5%                            1
-1.0%                            0
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

              iShares Dow Jones U.S. Industrial Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             0
4.0%                             0
3.5%                             1
3.0%                             1
2.5%                             2
2.0%                             3
1.5%                             3
1.0%                             4
0.5%                            24
0.5%                           103
-0.5%                           13
-1.0%                            8
-1.5%                            5
-2.0%                            2
-2.5%                            1
-3.0%                            3
-3.5%                            3
-4.0%                            1
-4.5%                            1
-5.0%                            1
-5.5%                            0
-6.0%                            0

--------------------------------------------------------------------------------
iShares Supplemental Information                                        Page 121
iShares Trust
Supplemental Information (Unaudited) (continued)

              iShares Dow Jones U.S. Technology Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             1
1.5%                             0
1.0%                             1
0.5%                            16
0.5%                           146
-0.5%                           16
-1.0%                            4
-1.5%                            2
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            1
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

          iShares Dow Jones U.S. Telecommunications Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             1
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                            21
0.5%                           153
-0.5%                           12
-1.0%                            0
-1.5%                            0
-2.0%                            0
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

--------------------------------------------------------------------------------
  Page 122                                                        [iShares LOGO]
iShares Trust
Supplemental Information (Unaudited) (continued)

               iShares Dow Jones U.S. Utilities Sector Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             1
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             1
0.5%                             2
0.5%                           167
-0.5%                            6
-1.0%                            3
-1.5%                            1
-2.0%                            2
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            5

                  iShares Dow Jones U.S. Chemicals Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             1
4.5%                             1
4.0%                             0
3.5%                             1
3.0%                             1
2.5%                             5
2.0%                             4
1.5%                             6
1.0%                            12
0.5%                            17
0.5%                            81
-0.5%                           24
-1.0%                            6
-1.5%                            2
-2.0%                            3
-2.5%                            1
-3.0%                            1
-3.5%                            2
-4.0%                            1
-4.5%                            0
-5.0%                            1
-5.5%                            0
-6.0%                            0

--------------------------------------------------------------------------------
iShares Supplemental Information                                        Page 123
iShares Trust
Supplemental Information (Unaudited) (continued)

              iShares Dow Jones U.S. Financial Services Index Fund Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             1
2.5%                             0
2.0%                             0
1.5%                             1
1.0%                             3
0.5%                            13
0.5%                           150
-0.5%                           12
-1.0%                            5
-1.5%                            2
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

                   iShares Dow Jones U.S. Internet Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             3
1.5%                             3
1.0%                             7
0.5%                            34
0.5%                           114
-0.5%                           18
-1.0%                            5
-1.5%                            0
-2.0%                            0
-2.5%                            3
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            1
-5.5%                            0
-6.0%                            0

--------------------------------------------------------------------------------
  Page 124                                                        [iShares LOGO]
iShares Trust
Supplemental Information (Unaudited) (continued)

                 iShares Dow Jones U.S. Real Estate Index Fund
              Period covered: July 1, 2000 through March 31, 2001

Premiums/Discounts  Number of Days
6.0%                             0
5.5%                             0
5.0%                             0
4.5%                             0
4.0%                             0
3.5%                             0
3.0%                             0
2.5%                             0
2.0%                             0
1.5%                             0
1.0%                             3
0.5%                             2
0.5%                           176
-0.5%                            5
-1.0%                            1
-1.5%                            0
-2.0%                            1
-2.5%                            0
-3.0%                            0
-3.5%                            0
-4.0%                            0
-4.5%                            0
-5.0%                            0
-5.5%                            0
-6.0%                            0

--------------------------------------------------------------------------------
iShares Supplemental Information                                        Page 125

[LOGO OF               45 Fremont Street     www.ishares.com      1-800-iSHARES
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                       94105




































iShares are distributed by SEI Investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian, securities lending agent and transfer agent for the iShares Dow Jones Series and the iShares Cohen & Steers Series.

iShares are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc or Cohen and Steers Capital Management, Inc. Nor do these companies make any representation regarding the advisability of investing in iShares.

(C)2001 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BGI-F-012-01000 (4/01)

Not FDIC insured
Have no bank guarantee
May lose value